                          ANNUAL REPORT AUGUST 31, 2001

                                      JPMorgan Funds




                                   [GRAPHIC]




                                      TAX FREE FUNDS

                                      Tax Free Income Fund

                                      Intermediate Tax Free Income Fund

                                      New York Intermediate Tax Free Income Fund

                                      New Jersey Tax Free Income Fund

                                      California Intermediate Tax Free Fund


                                      [JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

                                    CONTENTS

Letter to the Shareholders                             1

JPMorgan Tax Free Income Fund
Fund Commentary                                        3

JPMorgan Intermediate Tax Free Income Fund
Fund Commentary                                        5

JPMorgan New York Intermediate Tax Free Income Fund
Fund Commentary                                        7

JPMorgan New Jersey Tax Free Income Fund
Fund Commentary                                        9

JPMorgan California Intermediate Tax Free Fund
Fund Commentary                                       11

Portfolio of Investments                              13

Financial Statements                                  51

Notes to Financial Statements                         57

HIGHLIGHTS

- U.S. economy remains weak with little sign of near-term improvement.

- Federal Reserve maintains an easing bias and continues to cut interest rates.

- U.S. companies express concern about business conditions for the rest of 2001.




NOT FDIC INSURED                 May lose value / No bank guarantee

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN TAX FREE FUNDS


LETTER TO THE SHAREHOLDERS
                                                          October 9, 2001
Dear Shareholder:

Like people everywhere, we here at JPMorgan Fleming were horrified and saddened by the terrorist attacks on New York City and Washington, D.C. in September. We received the terrible news while we were in the midst of preparing the August 31st shareholder reports. At this time, it is uncertain how the attacks will affect the fixed income and equity markets but we expect to see some volatility, at least for the short term.

Many of you are eager for the insight and analysis of our portfolio management team. We offer some of their thinking on our website through market commentaries for the 3rd quarter (three-month period ended September 30, 2001). To read those commentaries, visit www.jpmorganfunds.com. Of course, we will also review the markets in the wake of these tragedies in shareholder reports dated September 30th and later.

This annual report for the JPMorgan Tax Free Funds includes in-depth information on some of our tax free fixed income funds, along with updates from the portfolio management team, for the year ended August 31, 2001.

U.S. ECONOMY STRUGGLES

During the second half of 2000, the U.S. economy weakened significantly. Consumer confidence softened, causing retail sales to decline. Manufacturing output dropped. Also having an impact: lower corporate profits, rising labor and energy costs, and higher debt burdens. Investors, seeking a safe haven from the volatility in the equities market, moved some of the assets into the municipal bond market.

Faced with the risk of a recession and the threat of inflation, the Federal Reserve Board shifted monetary policy to an easing bias in December, only six weeks after reaffirming its bias toward higher interest rates. Almost immediately, it began a series of interest rate cuts. By the end of August, the Federal funds rate stood at 3.5% -- 3 % lower than it was at the beginning of 2001.

RENEWED INTEREST IN MUNICIPAL BONDS

In response to the Fed's more accommodative monetary policy, the municipal bond market staged a rally during the first half of 2001. Investors also snapped up new supply, made available by issuers who refinanced their outstanding debt at substantially lower rates.

The U.S. economy remains fragile and leading economic indicators continue to disappoint. The Bush tax cuts and rebates are just beginning to hit the economy and it is unclear how much of an impact they will have. The severe slump in manufacturing activity continues, and although inventory levels have fallen, considerable slackness remains. Rising unemployment and job insecurity are likely to undermine consumer spending as the year progresses, while fluctuating food and energy prices may result in an inflationary spurt. In this environment, municipal securities are particularly attractive to many investors.

FUND FAMILIES REORGANIZED

We are pleased to announce the successful reorganization of the two JPMorgan fund families into a single fund complex with a multiple share class structure. As a result, JPMorgan California Intermediate Tax Free Fund was acquired by J.P. Morgan California Bond Fund at the close of business on September 7, 2001.

In these challenging times, your portfolio managers are doing an excellent job, maintaining good performance. They will continue to focus on current income, while trying to lock in the highest possible yields in the current falling interest rate environment. The portfolio management team and all of us at JPMorgan Fleming thank you for your continued investment and look forward to serving your investment needs for many years to come.

Sincerely,

/s/ George Gatch

George Gatch
President, JPMorgan Funds

                         JPMORGAN TAX FREE INCOME FUND
                       AS OF AUGUST 31, 2001 (UNAUDITED)

HOW THE FUND PERFORMED

JPMorgan Tax Free Income Fund, which seeks to provide tax-exempt income through higher-quality municipal bonds, had a total return of 10.00% (Class I shares, without sales charges) for the year ended August 31, 2001. This compares with 10.19% for the Lehman Municipal Bond Index.

HOW THE FUND WAS MANAGED

As the period began, there was some concern by the Federal Reserve Board that interest rate increases were contributing to a slowdown in the U.S. economy. In December, the Fed moved to an easing stance, cut interest rates twice in January, and by the end of the reporting period, the Fed Funds rate was 3% lower. The 10-year Treasury rate decreased by approximately 1% and the 10-year municipal rate (AAA-rated general obligation debt) by .60%.

Interest in municipal securities remained strong as investors sought a safe haven from ongoing equity market volatility. Buyers chose short-term issues causing the yield curve to steepen by nearly one percent. New issue supply picked up dramatically in the first quarter of 2001 as many issuers chose to refinance their outstanding debt at substantially lower rates.

At the beginning of the period, the management team maintained a long duration position in anticipation of lower rates, which helped performance as interest rates fell. They purchased discount coupon bonds when available, which boosted performance in the fourth quarter of 2000. As the bond market rallied in response to the Fed's more accomodating monetary policy during the first half of 2001, the management team shortened duration and began moving towards a more neutral position. They also took advantage of the opportunity to upgrade the credit quality of the portfolio as the compression in yields between bonds of higher and lower quality persisted.

Because the management team reduced exposure to California in November in response to what they believed to be overvalued price levels, the Fund was well positioned to buy during the selloff in California bonds that accompanied the electric utility deregulation crisis. Only issues of extremely high quality and unrelated to the state's electric utility crisis were purchased as their yields became greater than those available in the national market. By early summer, when stability returned, these securities had appreciated between 20 and 30 basis points.

LOOKING AHEAD

Uncertainty about the economy and continued stock market volatility could further increase municipal demand and drive up prices. The management team expects the Fed to continue to cut short-term interest rates in light of the ongoing economic slowdown. If the U.S. economy strengthens, they will look for opportunities to move to a shorter duration. They also anticipate an increase in supply towards the end of 2001 if current rate levels remain. They continue to believe that the municipal asset class will be a strong performer on an after-tax basis.

AVERAGE ANNUAL TOTAL RETURNS

                                        1 YEAR       5 YEARS     10 YEARS
                                        ------       -------     --------
 CLASS A SHARES
   WITHOUT SALES CHARGE                  9.99%        6.50%        6.76%
   WITH SALES CHARGE                     5.12%        5.52%        6.27%

 CLASS B SHARES
   WITHOUT CDSC                          9.65%        6.43%        6.73%
   WITH CDSC                             4.65%        6.12%        6.73%

 CLASS I SHARES                         10.00%        6.50%        6.76%

10-YEAR PERFORMANCE (8/31/91 TO 8/31/01)

[CHART]

             JPMORGAN TAX FREE        LEHMAN          LIPPER GENERAL
          INCOME FUND (CLASS I)   MUNI BOND INDEX  MUNI DEBT FUNDS INDEX
          ---------------------   ---------------  ---------------------
 8/91           $10,000              $10,000              $10,000
 9/91           $10,125              $10,130              $10,135
10/91           $10,248              $10,221              $10,229
11/91           $10,258              $10,250              $10,242
12/91           $10,436              $10,470              $10,487
 1/92           $10,479              $10,494              $10,481
 2/92           $10,488              $10,497              $10,496
 3/92           $10,480              $10,502              $10,501
 4/92           $10,580              $10,595              $10,600
 5/92           $10,689              $10,720              $10,747
 6/92           $10,885              $10,900              $10,949
 7/92           $11,229              $11,227              $11,333
 8/92           $11,112              $11,118              $11,152
 9/92           $11,173              $11,191              $11,197
10/92           $11,040              $11,081              $11,000
11/92           $11,277              $11,279              $11,279
12/92           $11,388              $11,394              $11,421
 1/93           $11,537              $11,526              $11,556
 2/93           $11,898              $11,944              $12,019
 3/93           $11,857              $11,817              $11,881
 4/93           $11,929              $11,936              $12,007
 5/93           $11,994              $12,003              $12,071
 6/93           $12,141              $12,204              $12,283
 7/93           $12,157              $12,220              $12,276
 8/93           $12,378              $12,436              $12,552
 9/93           $12,571              $12,578              $12,696
10/93           $12,575              $12,602              $12,717
11/93           $12,488              $12,491              $12,588
12/93           $12,678              $12,754              $12,840
 1/94           $12,790              $12,900              $12,981
 2/94           $12,549              $12,566              $12,663
 3/94           $12,261              $12,054              $12,134
 4/94           $12,225              $12,157              $12,174
 5/94           $12,279              $12,262              $12,281
 6/94           $12,236              $12,188              $12,204
 7/94           $12,354              $12,411              $12,413
 8/94           $12,434              $12,454              $12,453
 9/94           $12,326              $12,271              $12,260
10/94           $12,153              $12,053              $12,026
11/94           $11,874              $11,834              $11,778
12/94           $12,186              $12,095              $12,064
 1/95           $12,461              $12,441              $12,431
 2/95           $12,748              $12,803              $12,802
 3/95           $12,884              $12,950              $12,919
 4/95           $12,979              $12,965              $12,919
 5/95           $13,246              $13,379              $13,332
 6/95           $13,164              $13,263              $13,182
 7/95           $13,277              $13,389              $13,268
 8/95           $13,356              $13,559              $13,419
 9/95           $13,402              $13,644              $13,504
10/95           $13,607              $13,842              $13,717
11/95           $13,777              $14,072              $13,990
12/95           $13,946              $14,207              $14,151
 1/96           $14,056              $14,315              $14,219
 2/96           $14,056              $14,217              $14,116
 3/96           $13,826              $14,035              $13,901
 4/96           $13,781              $13,996              $13,842
 5/96           $13,785              $13,991              $13,850
 6/96           $13,901              $14,143              $13,979
 7/96           $14,025              $14,270              $14,099
 8/96           $14,048              $14,267              $14,092
 9/96           $14,228              $14,467              $14,308
10/96           $14,392              $14,631              $14,467
11/96           $14,632              $14,898              $14,720
12/96           $14,517              $14,836              $14,658
 1/97           $14,520              $14,864              $14,657
 2/97           $14,635              $15,001              $14,786
 3/97           $14,450              $14,801              $14,604
 4/97           $14,590              $14,926              $14,729
 5/97           $14,800              $15,151              $14,942
 6/97           $14,940              $15,313              $15,118
 7/97           $15,386              $15,737              $15,571
 8/97           $15,223              $15,589              $15,394
 9/97           $15,410              $15,775              $15,588
10/97           $15,505              $15,876              $15,691
11/97           $15,599              $15,969              $15,780
12/97           $15,839              $16,203              $16,036
 1/98           $16,009              $16,370              $16,190
 2/98           $16,002              $16,374              $16,190
 3/98           $16,003              $16,389              $16,206
 4/98           $15,902              $16,315              $16,107
 5/98           $16,197              $16,573              $16,368
 6/98           $16,243              $16,638              $16,427
 7/98           $16,292              $16,679              $16,460
 8/98           $16,591              $16,938              $16,717
 9/98           $16,812              $17,150              $16,915
10/98           $16,760              $17,150              $16,855
11/98           $16,806              $17,210              $16,912
12/98           $16,866              $17,253              $16,942
 1/99           $17,094              $17,458              $17,127
 2/99           $16,981              $17,381              $17,031
 3/99           $16,953              $17,406              $17,038
 4/99           $17,027              $17,449              $17,086
 5/99           $16,893              $17,348              $16,964
 6/99           $16,599              $17,098              $16,696
 7/99           $16,648              $17,160              $16,726
 8/99           $16,485              $17,022              $16,527
 9/99           $16,452              $17,029              $16,484
10/99           $16,260              $16,845              $16,255
11/99           $16,436              $17,024              $16,410
12/99           $16,316              $16,896              $16,254
 1/00           $16,247              $16,822              $16,124
 2/00           $16,445              $17,017              $16,353
 3/00           $16,786              $17,388              $16,711
 4/00           $16,687              $17,285              $16,595
 5/00           $16,563              $17,195              $16,484
 6/00           $16,989              $17,651              $16,910
 7/00           $17,252              $17,896              $17,145
 8/00           $17,493              $18,172              $17,414
 9/00           $17,394              $18,078              $17,306
10/00           $17,576              $18,275              $17,486
11/00           $17,729              $18,413              $17,601
12/00           $18,224              $18,868              $18,055
 1/01           $18,350              $19,055              $18,191
 2/01           $18,447              $19,116              $18,276
 3/01           $18,576              $19,288              $18,430
 4/01           $18,244              $19,080              $18,172
 5/01           $18,459              $19,286              $18,379
 6/01           $18,614              $19,415              $18,531
 7/01           $18,886              $19,702              $18,824
 8/01           $19,242              $20,027              $19,163

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Sales charge for Class A Shares: 4.50%. Class B Shares CDSC: 5% for the one-year period, 2% for the five-year period and 0% for the ten-year period.

Returns for Class I shares include performance of a predecessor account for the period dating back to 8/31/91, prior to the Fund's commencement of operations on 1/1/97. Returns for Class I shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Class A and B Shares were introduced on 2/16/01. Performance is based on the historical expenses of the predecessor Class I Shares, which are lower than the expenses for Class A and B Shares.

The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

The graph illustrates comparative performance of $10,000 (Class I), and assumes reinvestment of all distributions. Performance of the unmanaged average and index does not include sales charges, but includes reinvestment of all distributions. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lipper Index consists of funds that invest in municipal bonds. Investors cannot invest directly in an index. Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
AS OF AUGUST 31, 2001 (UNAUDITED)

HOW THE FUND PERFORMED

JPMorgan Intermediate Tax Free Income Fund, which seeks tax-exempt income primarily through municipal bonds, had a total return of 9.35% (Class I shares, without sales charges) for the year ended August 31, 2001. This compares with 9.65% for the Lehman Municipal Bond 3-10 Year Blended Index and 9.05% for the Lipper Intermediate Municipal Debt Funds Index.

HOW THE FUND WAS MANAGED

As the period began, there was some concern by the Federal Reserve that interest rate increases were contributing to a slowdown in the U.S. economy. In December, the Fed moved to an easing stance, cut interest rates twice in January, and by the end of the reporting period, the Fed Funds rate was 3% lower. The 10-year Treasury rate decreased by approximately 1% and the 10-year municipal rate (AAA-rated general obligation debt) by .60%.

Interest in municipal securities remained strong as investors sought a safe haven from ongoing equity market volatility. Buyers chose short-term issues causing the yield curve to steepen by nearly one percent. New issue supply picked up dramatically in the first quarter of 2001 as many issuers chose to refinance their outstanding debt at substantially lower rates.

At the beginning of the period, the management team maintained a long duration position in anticipation of lower rates, which helped performance as interest rates fell. They purchased discount coupon bonds when available, which boosted performance in the fourth quarter of 2000. As the bond market rallied in response to the Fed's more accommodative monetary policy during the first half of 2001, the management team shortened duration and began moving towards a more neutral position. They also took advantage of the opportunity to upgrade the credit quality of the portfolio as the compression in yields between bonds of higher and lower quality persisted.

Because the management team reduced exposure to California in November in response to what they believed to be overvalued price levels, the Fund was well positioned to buy during the selloff in California bonds that accompanied the electric utility deregulation crisis. Only issues of extremely high quality and unrelated to the state's electric utility crisis were purchased as their yields became greater than those available in the national market. By early summer when stability returned, these securities had appreciated between 20 and 30 basis points.

LOOKING AHEAD

Uncertainty about the economy and continued stock market volatility could further increase municipal demand and drive up prices. The management team expects the Fed to continue to cut short-term interest rates in light of the ongoing economic slowdown. If the U.S. economy strengthens, they will look for opportunities to move to a shorter duration. They also anticipate an increase in supply in the third and fourth quarters of 2001 if current rate levels remain. The team continues to believe that the municipal asset class will be a strong performer on an after-tax basis.

AVERAGE ANNUAL TOTAL RETURNS

                                           1 YEAR      5 YEARS     10 YEARS
                                           ------      -------     --------
 CLASS I SHARES                             9.35%       6.36%        6.73%

10-YEAR PERFORMANCE (8/31/91 TO 8/31/01)

[CHART]

           JPMORGAN INTERMEDIATE
            TAX FREE INCOME FUND       LEHMAN MUNI BOND           LIPPER INTERMEDIATE
               (CLASS I)             3-10 YEAR BLENDED INDEX     MUNI DEBT FUNDS INDEX
          ------------------------  -------------------------   -----------------------
 8/91          $10,000                      $10,000                      $10,000
 9/91          $10,161                      $10,153                      $10,112
10/91          $10,252                      $10,235                      $10,201
11/91          $10,277                      $10,253                      $10,229
12/91          $10,487                      $10,471                      $10,433
 1/92          $10,536                      $10,493                      $10,461
 2/92          $10,492                      $10,477                      $10,471
 3/92          $10,481                      $10,462                      $10,451
 4/92          $10,581                      $10,561                      $10,532
 5/92          $10,710                      $10,685                      $10,647
 6/92          $10,894                      $10,869                      $10,796
 7/92          $11,293                      $11,226                      $11,100
 8/92          $11,127                      $11,093                      $10,987
 9/92          $11,186                      $11,185                      $11,053
10/92          $11,035                      $11,071                      $10,954
11/92          $11,294                      $11,274                      $11,138
12/92          $11,400                      $11,405                      $11,236
 1/93          $11,571                      $11,596                      $11,365
 2/93          $12,005                      $12,021                      $11,706
 3/93          $11,819                      $11,845                      $11,573
 4/93          $11,907                      $11,958                      $11,666
 5/93          $11,965                      $12,000                      $11,705
 6/93          $12,155                      $12,236                      $11,864
 7/93          $12,159                      $12,267                      $11,859
 8/93          $12,402                      $12,521                      $12,070
 9/93          $12,635                      $12,675                      $12,208
10/93          $12,624                      $12,695                      $12,228
11/93          $12,524                      $12,591                      $12,153
12/93          $12,744                      $12,859                      $12,352
 1/94          $12,887                      $13,017                      $12,479
 2/94          $12,580                      $12,660                      $12,215
 3/94          $12,295                      $12,177                      $11,873
 4/94          $12,319                      $12,330                      $11,923
 5/94          $12,370                      $12,409                      $12,017
 6/94          $12,328                      $12,356                      $11,982
 7/94          $12,449                      $12,563                      $12,132
 8/94          $12,505                      $12,612                      $12,178
 9/94          $12,398                      $12,442                      $12,053
10/94          $12,228                      $12,260                      $11,920
11/94          $11,945                      $12,029                      $11,742
12/94          $12,239                      $12,245                      $11,917
 1/95          $12,536                      $12,562                      $12,149
 2/95          $12,849                      $12,918                      $12,401
 3/95          $12,963                      $13,092                      $12,510
 4/95          $13,052                      $13,108                      $12,538
 5/95          $13,312                      $13,524                      $12,833
 6/95          $13,236                      $13,440                      $12,793
 7/95          $13,382                      $13,637                      $12,909
 8/95          $13,502                      $13,823                      $13,036
 9/95          $13,541                      $13,911                      $13,101
10/95          $13,722                      $14,071                      $13,225
11/95          $13,865                      $14,260                      $13,365
12/95          $14,000                      $14,347                      $13,451
 1/96          $14,184                      $14,492                      $13,556
 2/96          $14,154                      $14,432                      $13,514
 3/96          $13,902                      $14,253                      $13,377
 4/96          $13,881                      $14,203                      $13,353
 5/96          $13,850                      $14,164                      $13,353
 6/96          $13,932                      $14,298                      $13,436
 7/96          $14,095                      $14,435                      $13,554
 8/96          $14,079                      $14,435                      $13,560
 9/96          $14,199                      $14,584                      $13,683
10/96          $14,351                      $14,768                      $13,817
11/96          $14,605                      $15,066                      $14,022
12/96          $14,526                      $14,998                      $13,984
 1/97          $14,563                      $15,057                      $14,019
 2/97          $14,683                      $15,198                      $14,124
 3/97          $14,511                      $14,995                      $13,980
 4/97          $14,606                      $15,106                      $14,053
 5/97          $14,796                      $15,320                      $14,218
 6/97          $14,945                      $15,489                      $14,349
 7/97          $15,305                      $15,924                      $14,661
 8/97          $15,192                      $15,769                      $14,548
 9/97          $15,356                      $15,970                      $14,702
10/97          $15,452                      $16,054                      $14,773
11/97          $15,519                      $16,128                      $14,830
12/97          $15,719                      $16,383                      $15,020
 1/98          $15,875                      $16,565                      $15,146
 2/98          $15,864                      $16,563                      $15,154
 3/98          $15,874                      $16,552                      $15,163
 4/98          $15,794                      $16,461                      $15,093
 5/98          $16,054                      $16,740                      $15,295
 6/98          $16,091                      $16,802                      $15,347
 7/98          $16,143                      $16,829                      $15,383
 8/98          $16,420                      $17,122                      $15,604
 9/98          $16,620                      $17,377                      $15,773
10/98          $16,628                      $17,384                      $15,777
11/98          $16,648                      $17,384                      $15,812
12/98          $16,750                      $17,438                      $15,863
 1/99          $16,988                      $17,705                      $16,040
 2/99          $16,863                      $17,546                      $15,955
 3/99          $16,837                      $17,537                      $15,952
 4/99          $16,887                      $17,584                      $15,997
 5/99          $16,768                      $17,461                      $15,902
 6/99          $16,488                      $17,136                      $15,686
 7/99          $16,619                      $17,251                      $15,760
 8/99          $16,609                      $17,187                      $15,687
 9/99          $16,627                      $17,246                      $15,697
10/99          $16,552                      $17,123                      $15,587
11/99          $16,681                      $17,310                      $15,719
12/99          $16,656                      $17,220                      $15,649
 1/00          $16,588                      $17,149                      $15,580
 2/00          $16,678                      $17,285                      $15,700
 3/00          $16,871                      $17,622                      $15,924
 4/00          $16,799                      $17,534                      $15,857
 5/00          $16,762                      $17,430                      $15,792
 6/00          $17,120                      $17,904                      $16,118
 7/00          $17,333                      $18,151                      $16,301
 8/00          $17,528                      $18,433                      $16,504
 9/00          $17,472                      $18,348                      $16,456
10/00          $17,619                      $18,535                      $16,592
11/00          $17,697                      $18,635                      $16,672
12/00          $18,082                      $19,073                      $17,007
 1/01          $18,334                      $19,319                      $17,203
 2/01          $18,365                      $19,352                      $17,258
 3/01          $18,514                      $19,516                      $17,391
 4/01          $18,317                      $19,276                      $17,234
 5/01          $18,519                      $19,487                      $17,412
 6/01          $18,648                      $19,603                      $17,520
 7/01          $18,867                      $19,872                      $17,730
 8/01          $19,177                      $20,212                      $17,998

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Returns include performance of a predecessor account for the period dating back to 8/31/91, prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

The graph illustrates comparative performance of $10,000 (Class I), and assumes reinvestment of all distributions. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. The Lehman Municipal Bond 3-10 year Blended Index replicates the 3, 5, 7 and 10 year term investment grade tax-exempt bond market. The Lipper Index consists of funds that invest in intermediate tax-exempt municipal bonds. Investors cannot invest directly in an index. Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

              JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND
                       AS OF AUGUST 31, 2001 (UNAUDITED)

HOW THE FUND PERFORMED

JPMorgan New York Intermediate Tax Free Income Fund, which seeks to provide tax-exempt income for New York residents through higher-quality, longer-term municipal bonds, had a total return of 9.68% (Class I shares, without sales charges) for the year ended August 31, 2001. This compares with 10.19% for the Lehman Municipal Bond Index.

HOW THE FUND WAS MANAGED

As the period began, the Federal Reserve was still in a tightening mode, although there was some concern that interest rate increases were contributing to a slowdown in the U.S. economy. In December, the Fed moved to an easing stance, then cut interest rates twice in January. By the end of the reporting period, interest rates were three percent lower than they were at the end of 2000.

Interest in New York municipal securities remained strong as investors sought a safe haven from ongoing equity market volatility. As the Federal Reserve continued to ease monetary policy, buyers chose longer-term issues. Prices rose late in the period as investors snapped up existing supply following the flood of redemptions, maturities and coupon payments that typically occur in the spring and summer.

As the yield curve began to flatten, the management team shortened duration and moved to a more neutral position. They upgraded the credit quality of the portfolio by purchasing more generic, insured issues. The team also bought discount coupon bonds when they were available. In addition, they made selective purchases of particularly attractive credits to take advantage of the higher prices these issues would command when they were sold.

LOOKING AHEAD

Uncertainty about the economy and continued stock market volatility may increase interest in municipal securities, driving up prices. If the U.S. economy strengthens, the management team will look for opportunities to move to a shorter duration. By the end of the period, the New York State budget had still not been passed. When it is finally approved, the management team expects the supply of municipals to increase as the appropriation debt is released. They hope to purchase some of those issues at attractive levels.

AVERAGE ANNUAL TOTAL RETURNS

                                           1 YEAR      5 YEARS     10 YEARS
                                           ------      -------     --------
 CLASS A SHARES
   WITHOUT SALES CHARGE                     9.53%       6.34%        6.53%
   WITH SALES CHARGE                        4.60%       5.36%        6.04%

 CLASS B SHARES
   WITHOUT CDSC                             9.16%       6.27%        6.49%
   WITH CDSC                                4.16%       5.95%        6.49%

 CLASS I SHARES                             9.68%       6.37%        6.54%

10-YEAR PERFORMANCE (8/31/91 TO 8/31/01)

[CHART]

                 JPMORGAN NEW YORK                            LIPPER NEW YORK
               INTERMEDIATE TAX FREE      LEHMAN MUNI            MUNI DEBT
               INCOME FUND (CLASS I)      BOND INDEX           FUNDS INDEX
              -----------------------    -------------      -----------------
 8/91                $10,000                $10,000                $10,000
 9/91                $10,095                $10,130                $10,162
10/91                $10,237                $10,221                $10,264
11/91                $10,252                $10,250                $10,277
12/91                $10,462                $10,470                $10,488
 1/92                $10,385                $10,494                $10,426
 2/92                $10,431                $10,497                $10,467
 3/92                $10,460                $10,502                $10,507
 4/92                $10,557                $10,595                $10,626
 5/92                $10,684                $10,720                $10,785
 6/92                $10,962                $10,900                $11,010
 7/92                $11,354                $11,227                $11,413
 8/92                $11,175                $11,118                $11,245
 9/92                $11,192                $11,191                $11,283
10/92                $11,039                $11,081                $11,101
11/92                $11,274                $11,279                $11,369
12/92                $11,412                $11,394                $11,516
 1/93                $11,562                $11,526                $11,661
 2/93                $11,968                $11,944                $12,116
 3/93                $11,868                $11,817                $11,998
 4/93                $11,986                $11,936                $12,125
 5/93                $12,045                $12,003                $12,209
 6/93                $12,204                $12,204                $12,414
 7/93                $12,201                $12,220                $12,418
 8/93                $12,437                $12,436                $12,685
 9/93                $12,583                $12,578                $12,827
10/93                $12,561                $12,602                $12,850
11/93                $12,500                $12,491                $12,714
12/93                $12,699                $12,754                $12,974
 1/94                $12,839                $12,900                $13,113
 2/94                $12,506                $12,566                $12,789
 3/94                $12,157                $12,054                $12,223
 4/94                $12,127                $12,157                $12,229
 5/94                $12,192                $12,262                $12,346
 6/94                $12,139                $12,188                $12,263
 7/94                $12,308                $12,411                $12,471
 8/94                $12,364                $12,454                $12,519
 9/94                $12,173                $12,271                $12,286
10/94                $11,989                $12,053                $12,028
11/94                $11,688                $11,834                $11,698
12/94                $11,961                $12,095                $12,012
 1/95                $12,179                $12,441                $12,352
 2/95                $12,541                $12,803                $12,749
 3/95                $12,653                $12,950                $12,866
 4/95                $12,732                $12,965                $12,883
 5/95                $13,073                $13,379                $13,316
 6/95                $12,946                $13,263                $13,140
 7/95                $13,076                $13,389                $13,215
 8/95                $13,199                $13,559                $13,369
 9/95                $13,276                $13,644                $13,443
10/95                $13,457                $13,842                $13,671
11/95                $13,674                $14,072                $13,938
12/95                $13,806                $14,207                $14,082
 1/96                $13,888                $14,315                $14,142
 2/96                $13,840                $14,217                $14,013
 3/96                $13,630                $14,035                $13,778
 4/96                $13,588                $13,996                $13,720
 5/96                $13,587                $13,991                $13,722
 6/96                $13,693                $14,143                $13,866
 7/96                $13,862                $14,270                $13,997
 8/96                $13,845                $14,267                $13,967
 9/96                $13,996                $14,467                $14,193
10/96                $14,130                $14,631                $14,335
11/96                $14,370                $14,898                $14,587
12/96                $14,229                $14,836                $14,518
 1/97                $14,280                $14,864                $14,513
 2/97                $14,403                $15,001                $14,648
 3/97                $14,244                $14,801                $14,457
 4/97                $14,353                $14,926                $14,584
 5/97                $14,544                $15,151                $14,800
 6/97                $14,671                $15,313                $14,951
 7/97                $15,047                $15,737                $15,413
 8/97                $14,887                $15,589                $15,231
 9/97                $15,036                $15,775                $15,408
10/97                $15,125                $15,876                $15,500
11/97                $15,211                $15,969                $15,586
12/97                $15,433                $16,203                $15,849
 1/98                $15,564                $16,370                $16,000
 2/98                $15,561                $16,374                $15,998
 3/98                $15,563                $16,389                $16,006
 4/98                $15,475                $16,315                $15,883
 5/98                $15,737                $16,573                $16,166
 6/98                $15,780                $16,638                $16,238
 7/98                $15,846                $16,679                $16,264
 8/98                $16,133                $16,938                $16,538
 9/98                $16,352                $17,150                $16,744
10/98                $16,308                $17,150                $16,681
11/98                $16,328                $17,210                $16,736
12/98                $16,429                $17,253                $16,767
 1/99                $16,656                $17,458                $16,952
 2/99                $16,535                $17,381                $16,854
 3/99                $16,511                $17,406                $16,859
 4/99                $16,553                $17,449                $16,904
 5/99                $16,436                $17,348                $16,762
 6/99                $16,154                $17,098                $16,476
 7/99                $16,267                $17,160                $16,492
 8/99                $16,194                $17,022                $16,274
 9/99                $16,216                $17,029                $16,216
10/99                $16,094                $16,845                $15,937
11/99                $16,250                $17,024                $16,101
12/99                $16,198                $16,896                $15,938
 1/00                $16,138                $16,822                $15,814
 2/00                $16,290                $17,017                $16,051
 3/00                $16,518                $17,388                $16,433
 4/00                $16,457                $17,285                $16,305
 5/00                $16,397                $17,195                $16,196
 6/00                $16,748                $17,651                $16,648
 7/00                $16,956                $17,896                $16,889
 8/00                $17,172                $18,172                $17,151
 9/00                $17,084                $18,078                $17,039
10/00                $17,245                $18,275                $17,230
11/00                $17,355                $18,413                $17,368
12/00                $17,789                $18,868                $17,875
 1/01                $18,000                $19,055                $17,997
 2/01                $18,053                $19,116                $18,060
 3/01                $18,190                $19,288                $18,226
 4/01                $18,001                $19,080                $18,009
 5/01                $18,215                $19,286                $18,211
 6/01                $18,352                $19,415                $18,356
 7/01                $18,539                $19,702                $18,615
 8/01                $18,845                $20,027                $18,913

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Sales charge for Class A Shares: 4.50%. Class B Shares CDSC: 5% for the one-year period, 2% for the five-year period and 0% for the ten-year period.

Returns for Class I shares include performance of a predecessor account for the period dating back to 8/31/91, prior to the Fund's commencement of operations on 1/1/97. Returns for Class I shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Class A and B Shares were introduced on 2/16/01. Performance is based on the historical expenses of the predecessor Class I Shares, which are lower than the expenses for Class A and B Shares.

The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

The graph illustrates comparative performance of $10,000 (Class I), and assumes reinvestment of all distributions. Performance of the unmanaged average and index does not include sales charges, but includes reinvestment of all distributions. Comparison of Fund performance to the Lehman New York Municipal Bond Index is not presented as the Index lacks ten years of history. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lipper Index consists of funds that invest in New York intermediate tax-exempt municipal bonds. Investors cannot invest directly in an index. Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

                    JPMORGAN NEW JERSEY TAX FREE INCOME FUND
                       AS OF AUGUST 31, 2001 (UNAUDITED)

HOW THE FUND PERFORMED

JPMorgan New Jersey Tax Free Income Fund, which seeks to provide tax-exempt income for New Jersey residents through higher-quality municipal bonds, had a total return of 10.69% (Class I shares, without sales charges) for the year ended August 31, 2001. This compares with 10.19% for the Lehman Municipal Bond Index.

HOW THE FUND WAS MANAGED

As the period began, there was some concern by the Federal Reserve that interest rate increases were contributing to a slowdown in the U.S. economy. In December, the Fed moved to an easing stance, cut interest rates twice in January, and by the end of the reporting period the Fed Funds rate was 2.75% lower. The 10-year Treasury rate decreased by approximately 1% and the 10-year municipal rate (AAA-rated general obligation debt) by .60%.

Interest in municipal securities remained strong as investors sought a safe haven from ongoing equity market volatility. Buyers chose short-term issues causing the yield curve to steepen by nearly one percent. New issue supply picked up dramatically in the first quarter of 2001 as many issuers chose to refinance their outstanding debt at substantially lower rates.

At the beginning of the period, the management team maintained a long duration position in anticipation of lower rates, which helped performance as interest rates fell. They purchased discount coupon bonds when available, which boosted performance in the fourth quarter of 2000. As the bond market rallied in response to the Fed's more accomodating monetary policy during the first half of 2001, the management team shortened duration and began moving towards a more neutral position. They also took advantage of the opportunity to upgrade the credit quality of the portfolio as the compression in yields between bonds of higher and lower quality persisted.

The management team also sold Puerto Rico bonds which were trading at high levels in line with California issues in the latter part of 2000 (income from Puerto Rico bonds is exempt from taxes in every state). With the proceeds, they purchased New Jersey bonds. To further benefit from falling rates, they began moving out of premium coupon bonds and into discount coupons given the latter's higher interest-rate sensitivity. This focus on discount coupon bonds proved beneficial in late 2000 and throughout the first two months of 2001. The Fund held its long duration into 2001 and continued to take advantage of high prices on Puerto Rico bonds by selling them and buying New Jersey bonds with 15- to 20-year maturities.

LOOKING AHEAD

Uncertainty about the economy and continued stock market volatility could further increase municipal demand and drive up prices. The management team expects the Fed to continue to cut short-term interest rates in light of the ongoing economic slowdown. If the U.S. economy strengthens, they will look for opportunities to move to a shorter duration. In fact, they believe that the sweet spot on the yield curve will be in the 15-17 year range and plan to continue to focus on that area. They also anticipate an increase in supply in the third and fourth quarters of 2001 if current rate levels remain. In their view, the municipal asset class will remain a strong performer on an after-tax basis.

AVERAGE ANNUAL TOTAL RETURNS

                                           1 YEAR      5 YEARS     10 YEARS
                                           ------      -------     --------
 CLASS I SHARES                            10.69%       6.15%        6.63%

10-YEAR PERFORMANCE (8/31/91 TO 8/31/01)

[CHART]

           JPMORGAN NEW                                                         LIPPER NEW
          JERSEY TAX FREE           LEHMAN               LEHMAN 7-YEAR        JERSEY MUNI DEBT
       INCOME FUND (CLASS I)     MUNI BOND INDEX        MUNI BOND INDEX          FUNDS AVG.
       ---------------------     ---------------        ---------------       ----------------
 8/91        $10,000                $10,000                $10,000                $10,000
 9/91        $10,083                $10,130                $10,138                $10,116
10/91        $10,237                $10,221                $10,220                $10,201
11/91        $10,245                $10,250                $10,253                $10,213
12/91        $10,411                $10,470                $10,472                $10,429
 1/92        $10,452                $10,494                $10,497                $10,435
 2/92        $10,415                $10,497                $10,499                $10,455
 3/92        $10,398                $10,502                $10,464                $10,449
 4/92        $10,431                $10,595                $10,556                $10,533
 5/92        $10,553                $10,720                $10,665                $10,697
 6/92        $10,756                $10,900                $10,834                $10,874
 7/92        $11,055                $11,227                $11,157                $11,248
 8/92        $10,955                $11,118                $11,042                $11,092
 9/92        $10,973                $11,191                $11,132                $11,127
10/92        $10,942                $11,081                $11,057                $10,916
11/92        $11,023                $11,279                $11,222                $11,206
12/92        $11,110                $11,394                $11,314                $11,350
 1/93        $11,254                $11,526                $11,479                $11,485
 2/93        $11,601                $11,944                $11,831                $11,931
 3/93        $11,441                $11,817                $11,676                $11,782
 4/93        $11,511                $11,936                $11,749                $11,917
 5/93        $11,563                $12,003                $11,784                $11,998
 6/93        $11,712                $12,204                $12,000                $12,212
 7/93        $11,713                $12,220                $12,001                $12,220
 8/93        $11,902                $12,436                $12,214                $12,489
 9/93        $12,094                $12,578                $12,348                $12,628
10/93        $12,087                $12,602                $12,380                $12,636
11/93        $12,024                $12,491                $12,271                $12,501
12/93        $12,207                $12,754                $12,496                $12,761
 1/94        $12,307                $12,900                $12,629                $12,899
 2/94        $12,087                $12,566                $12,355                $12,545
 3/94        $11,891                $12,054                $12,025                $11,981
 4/94        $11,927                $12,157                $12,114                $12,029
 5/94        $11,973                $12,262                $12,173                $12,122
 6/94        $11,932                $12,188                $12,151                $12,044
 7/94        $12,031                $12,411                $12,323                $12,260
 8/94        $12,076                $12,454                $12,387                $12,311
 9/94        $12,012                $12,271                $12,268                $12,109
10/94        $11,889                $12,053                $12,145                $11,868
11/94        $11,677                $11,834                $11,968                $11,600
12/94        $11,918                $12,095                $12,150                $11,916
 1/95        $12,138                $12,441                $12,378                $12,263
 2/95        $12,370                $12,803                $12,657                $12,586
 3/95        $12,478                $12,950                $12,788                $12,696
 4/95        $12,562                $12,965                $12,823                $12,705
 5/95        $12,762                $13,379                $13,164                $13,093
 6/95        $12,745                $13,263                $13,152                $12,958
 7/95        $12,864                $13,389                $13,319                $13,039
 8/95        $12,976                $13,559                $13,476                $13,176
 9/95        $12,998                $13,644                $13,528                $13,258
10/95        $13,119                $13,842                $13,645                $13,453
11/95        $13,222                $14,072                $13,795                $13,687
12/95        $13,316                $14,207                $13,869                $13,829
 1/96        $13,469                $14,315                $14,003                $13,903
 2/96        $13,483                $14,217                $13,955                $13,787
 3/96        $13,297                $14,035                $13,819                $13,576
 4/96        $13,293                $13,996                $13,794                $13,525
 5/96        $13,286                $13,991                $13,773                $13,540
 6/96        $13,364                $14,143                $13,879                $13,667
 7/96        $14,111                $14,270                $13,993                $13,798
 8/96        $14,106                $14,267                $14,001                $13,786
 9/96        $14,186                $14,467                $14,127                $13,961
10/96        $14,308                $14,631                $14,280                $14,102
11/96        $14,517                $14,898                $14,518                $14,336
12/96        $14,354                $14,836                $14,473                $14,276
 1/97        $14,393                $14,864                $14,526                $14,284
 2/97        $14,503                $15,001                $14,646                $14,400
 3/97        $14,346                $14,801                $14,457                $14,229
 4/97        $14,431                $14,926                $14,531                $14,345
 5/97        $14,614                $15,151                $14,714                $14,529
 6/97        $14,754                $15,313                $14,855                $14,664
 7/97        $15,058                $15,737                $15,200                $15,069
 8/97        $14,963                $15,589                $15,092                $14,915
 9/97        $15,119                $15,775                $15,252                $15,088
10/97        $15,204                $15,876                $15,342                $15,171
11/97        $15,270                $15,969                $15,396                $15,254
12/97        $15,460                $16,203                $15,585                $15,480
 1/98        $15,605                $16,370                $15,749                $15,621
 2/98        $15,589                $16,374                $15,763                $15,612
 3/98        $15,580                $16,389                $15,764                $15,618
 4/98        $15,491                $16,315                $15,673                $15,530
 5/98        $15,761                $16,573                $15,903                $15,774
 6/98        $15,811                $16,638                $15,948                $15,834
 7/98        $15,848                $16,679                $16,000                $15,858
 8/98        $16,135                $16,938                $16,244                $16,109
 9/98        $16,310                $17,150                $16,453                $16,302
10/98        $16,299                $17,150                $16,476                $16,266
11/98        $16,333                $17,210                $16,521                $16,316
12/98        $16,418                $17,253                $16,555                $16,343
 1/99        $16,633                $17,458                $16,797                $16,519
 2/99        $16,498                $17,381                $16,701                $16,420
 3/99        $16,485                $17,406                $16,695                $16,428
 4/99        $16,535                $17,449                $16,736                $16,468
 5/99        $16,404                $17,348                $16,653                $16,354
 6/99        $16,171                $17,098                $16,411                $16,091
 7/99        $16,273                $17,160                $16,523                $16,129
 8/99        $16,190                $17,022                $16,487                $15,920
 9/99        $16,172                $17,029                $16,547                $15,864
10/99        $16,040                $16,845                $16,477                $15,613
11/99        $16,189                $17,024                $16,597                $15,777
12/99        $16,098                $16,896                $16,532                $15,597
 1/00        $16,006                $16,822                $16,492                $15,471
 2/00        $16,168                $17,017                $16,559                $15,663
 3/00        $16,438                $17,388                $16,794                $16,006
 4/00        $16,361                $17,285                $16,732                $15,894
 5/00        $16,302                $17,195                $16,695                $15,776
 6/00        $16,713                $17,651                $17,068                $16,199
 7/00        $16,935                $17,896                $17,283                $16,437
 8/00        $17,173                $18,172                $17,507                $16,682
 9/00        $17,094                $18,078                $17,455                $16,572
10/00        $17,246                $18,275                $17,603                $16,734
11/00        $17,413                $18,413                $17,686                $16,840
12/00        $17,941                $18,868                $18,033                $17,293
 1/01        $18,113                $19,055                $18,339                $17,422
 2/01        $18,189                $19,116                $18,352                $17,509
 3/01        $18,362                $19,288                $18,501                $17,658
 4/01        $18,099                $19,080                $18,334                $17,452
 5/01        $18,291                $19,286                $18,543                $17,626
 6/01        $18,463                $19,415                $18,636                $17,785
 7/01        $18,690                $19,702                $18,869                $18,043
 8/01        $19,010                $20,027                $19,154                $18,326

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Returns include performance of a predecessor account for the period dating back to 8/31/91, prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

The graph illustrates comparative performance of $10,000 (Class I), and assumes reinvestment of all distributions. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. Comparison of Fund performance to the Lehman Quality Intermediate Index is not presented as the Index lacks ten years of history. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lehman 7-Year Municipal Bond Index replicates the intermediate-term, investment grade tax-exempt bond market. The Lipper Average consists of funds that invest in New Jersey tax-exempt municipal bonds. Investors cannot invest directly in an index. Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

                 JPMORGAN CALIFORNIA INTERMEDIATE TAX FREE FUND
                       AS OF AUGUST 31, 2001 (UNAUDITED)

HOW THE FUND PERFORMED

JPMorgan California Intermediate Tax Free Fund, which seeks to provide current income exempt from federal and California personal income taxes, had a total return of 8.98% (Class A shares, without sales charges) for the year ended August 31, 2001. This compares with 8.50% for the Lehman California Intermediate Municipal Bond Index. After the reporting period ended, on September 7, 2001, the Fund was reorganized into the J.P. Morgan California Bond Fund.

HOW THE FUND WAS MANAGED

A change in the Federal Reserve Board's monetary policy, along with an energy crisis, contributed to volatility in the California municipal bond market. At the beginning of the reporting period, the Fed was still in a tightening mode, but as the U.S. economy continued to weaken, they moved to a long duration position in anticipation of lower interest rates.

The final four months of 2000 were noteworthy for the compression in yields between bonds of higher and lower quality in a market with relatively little new supply. The management team took advantage by upgrading quality. Zero coupon bonds in the 10-15 year range had not compressed as much and, therefore, the management team focused its new purchases in these bonds. The Fund also sold some Puerto Rico and other territorial bonds (their income is exempt from California state income taxes) to go back into some California issues that were cheaper on a relative basis.

The Fund's large cash position at the beginning of 2001 helped relative performance dramatically as the energy crunch turned into a full-scale crisis that caused California bonds to sharply underperform issues from other states. As California issues sold off, prices fell to relative levels not seen in many years, prompting the management team to begin carefully moving back into California issues. However, the Fund focused on revenue bonds whose payment of principal and interest is not expected to be affected by the energy crisis.

The management team maintained the Fund's long duration position until late in the period. As the yield curve began to flatten, they moved to a neutral position. They were able to purchase issues from two major offerings, and upgraded the portfolio's credit quality by purchasing insured issues. They also bought attractively valued securities to take advantage of potential price appreciation.

LOOKING AHEAD

Uncertainty about the economy and continued stock market volatility may increase interest in municipal securities. This, in turn, may drive up bond prices. The management team expects the Fed to continue cutting short-term interest rates. If the U.S. economy strengthens, the management team will look for opportunities to move to a shorter duration. They will also consider buying California revenue bonds that have sold off during the crisis but have more secure payment streams. In addition, they expect $8.5 billion in municipals bonds to be issued in the market in the third quarter of 2001 and hope to purchase some of those issues at attractive prices.

AVERAGE ANNUAL TOTAL RETURNS

                                                                     SINCE
                                                                   INCEPTION
                                           1 YEAR       5 YEARS     7/16/93
                                           ------       -------   ----------
 CLASS A SHARES
   WITHOUT SALES CHARGE                     8.98%        6.42%       5.68%
   WITH SALES CHARGE                        4.09%        5.45%       5.09%

LIFE OF FUND PERFORMANCE (7/16/93 TO 8/31/01)

[CHART]

         JPMORGAN CALIFORNIA                               LEHMAN CALIFORNIA          LIPPER CALIFORNIA
        INTERMEDIATE TAX FREE        LEHMAN                INTERMEDIATE MUNI          INTERMEDIATE MUNI
           FUND (CLASS A)        MUNI BOND INDEX              BOND INDEX               DEBT FUNDS AVG.
        ---------------------    ---------------           -----------------          -----------------
 7/93         $9,550                $10,000                     $10,000                    $10,000
 7/93         $9,485                $10,013                     $10,009                    $10,000
 8/93         $9,644                $10,190                     $10,195                    $10,181
 9/93         $9,750                $10,306                     $10,311                    $10,299
10/93         $9,780                $10,326                     $10,320                    $10,315
11/93         $9,705                $10,235                     $10,237                    $10,242
12/93         $9,809                $10,451                     $10,419                    $10,413
 1/94         $9,935                $10,570                     $10,549                    $10,516
 2/94         $9,740                $10,296                     $10,307                    $10,287
 3/94         $9,455                 $9,877                     $10,020                    $10,005
 4/94         $9,474                 $9,961                     $10,082                    $10,050
 5/94         $9,552                $10,048                     $10,150                    $10,115
 6/94         $9,533                 $9,987                     $10,129                    $10,081
 7/94         $9,653                $10,169                     $10,260                    $10,223
 8/94         $9,695                $10,205                     $10,321                    $10,253
 9/94         $9,617                $10,055                     $10,222                    $10,157
10/94         $9,488                 $9,876                     $10,125                    $10,024
11/94         $9,390                 $9,697                      $9,973                     $9,872
12/94         $9,492                 $9,911                     $10,091                     $9,976
 1/95         $9,698                $10,194                     $10,305                    $10,176
 2/95         $9,936                $10,491                     $10,569                    $10,396
 3/95        $10,030                $10,611                     $10,682                    $10,497
 4/95        $10,043                $10,624                     $10,709                    $10,508
 5/95        $10,304                $10,963                     $10,999                    $10,764
 6/95        $10,202                $10,868                     $10,962                    $10,688
 7/95        $10,298                $10,971                     $11,108                    $10,795
 8/95        $10,427                $11,110                     $11,236                    $10,911
 9/95        $10,480                $11,180                     $11,296                    $10,972
10/95        $10,617                $11,342                     $11,402                    $11,091
11/95        $10,787                $11,531                     $11,546                    $11,219
12/95        $10,852                $11,641                     $11,593                    $11,283
 1/96        $10,940                $11,730                     $11,717                    $11,384
 2/96        $10,885                $11,650                     $11,695                    $11,346
 3/96        $10,765                $11,501                     $11,565                    $11,216
 4/96        $10,752                $11,469                     $11,546                    $11,207
 5/96        $10,750                $11,464                     $11,531                    $11,203
 6/96        $10,848                $11,589                     $11,618                    $11,280
 7/96        $10,926                $11,693                     $11,718                    $11,380
 8/96        $10,947                $11,691                     $11,725                    $11,380
 9/96        $11,058                $11,855                     $11,838                    $11,473
10/96        $11,177                $11,989                     $11,975                    $11,597
11/96        $11,343                $12,208                     $12,184                    $11,782
12/96        $11,308                $12,157                     $12,182                    $11,738
 1/97        $11,339                $12,180                     $12,230                    $11,760
 2/97        $11,426                $12,292                     $12,322                    $11,835
 3/97        $11,284                $12,128                     $12,170                    $11,723
 4/97        $11,352                $12,230                     $12,231                    $11,778
 5/97        $11,479                $12,415                     $12,404                    $11,932
 6/97        $11,570                $12,548                     $12,524                    $12,041
 7/97        $11,893                $12,895                     $12,828                    $12,319
 8/97        $11,763                $12,774                     $12,728                    $12,216
 9/97        $11,878                $12,926                     $12,863                    $12,338
10/97        $11,931                $13,009                     $12,913                    $12,371
11/97        $11,976                $13,086                     $12,950                    $12,422
12/97        $12,152                $13,277                     $13,099                    $12,571
 1/98        $12,305                $13,414                     $13,251                    $12,689
 2/98        $12,300                $13,418                     $13,279                    $12,707
 3/98        $12,273                $13,430                     $13,256                    $12,685
 4/98        $12,185                $13,369                     $13,181                    $12,613
 5/98        $12,388                $13,580                     $13,367                    $12,787
 6/98        $12,433                $13,633                     $13,403                    $12,820
 7/98        $12,467                $13,667                     $13,470                    $12,859
 8/98        $12,681                $13,879                     $13,691                    $13,052
 9/98        $12,908                $14,053                     $13,911                    $13,245
10/98        $12,854                $14,053                     $13,914                    $13,225
11/98        $12,885                $14,102                     $13,963                    $13,261
12/98        $12,891                $14,137                     $13,964                    $13,266
 1/99        $13,073                $14,305                     $14,148                    $13,421
 2/99        $12,997                $14,243                     $14,093                    $13,358
 3/99        $12,989                $14,262                     $14,131                    $13,378
 4/99        $13,032                $14,298                     $14,124                    $13,389
 5/99        $12,936                $14,215                     $14,049                    $13,307
 6/99        $12,721                $14,010                     $13,851                    $13,118
 7/99        $12,790                $14,061                     $13,981                    $13,190
 8/99        $12,717                $13,948                     $13,931                    $13,132
 9/99        $12,759                $13,954                     $14,020                    $13,180
10/99        $12,646                $13,803                     $13,928                    $13,068
11/99        $12,808                $13,950                     $14,042                    $13,184
12/99        $12,739                $13,845                     $13,913                    $13,089
 1/00        $12,747                $13,784                     $13,992                    $13,097
 2/00        $12,884                $13,944                     $14,069                    $13,207
 3/00        $13,080                $14,248                     $14,276                    $13,413
 4/00        $13,034                $14,164                     $14,167                    $13,334
 5/00        $12,990                $14,090                     $14,206                    $13,330
 6/00        $13,324                $14,464                     $14,525                    $13,618
 7/00        $13,469                $14,665                     $14,724                    $13,776
 8/00        $13,733                $14,891                     $14,954                    $13,989
 9/00        $13,659                $14,813                     $14,869                    $13,935
10/00        $13,779                $14,975                     $14,956                    $14,024
11/00        $13,856                $15,088                     $15,024                    $14,092
12/00        $14,159                $15,461                     $15,264                    $14,345
 1/01        $14,336                $15,614                     $15,536                    $14,527
 2/01        $14,351                $15,664                     $15,533                    $14,544
 3/01        $14,401                $15,805                     $15,603                    $14,613
 4/01        $14,156                $15,634                     $15,319                    $14,396
 5/01        $14,378                $15,803                     $15,585                    $14,586
 6/01        $14,513                $15,909                     $15,663                    $14,675
 7/01        $14,689                $16,145                     $15,920                    $14,850
 8/01        $14,967                $16,411                     $16,213                    $15,129

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Sales charge for Class A Shares: 4.50%.

The graph illustrates comparative performance of $10,000 (Class A), assumes reinvestment of all distributions and includes a 4.50% sales charge. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lehman California Intermediate Municipal Bond Index replicates the California intermediate-term, investment grade tax-exempt bond market. The Lipper Average consists of funds that invest in California intermediate-term, investment-grade municipal bonds. Investors cannot invest directly in an index. Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

JPMORGAN TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS
As of August 31, 2001
(Amounts in thousands)


  PRINCIPAL
   AMOUNT     ISSUER                                                           VALUE
             LONG-TERM MUNICIPAL SECURITIES -- 95.9%
             ALABAMA -- 0.5%
  $ 4,000    Jefferson County, Alabama, Sewer, Ser. D,
               Warrants, Rev., FGIC, 5.75%, 02/01/22                         $    4,222

             ARIZONA -- 0.8%
    5,300    Pima County, Arizona, Unified School District No. 1,
               Tucson, GO, FGIC, 7.50%, 07/01/10                                  6,712

             ARKANSAS -- 0.6%
    5,000    Arkansas State, Federal Highway Grant Anticipation,
               Ser. A, GO, 5.25%, 08/01/05                                        5,388

             CALIFORNIA -- 11.1%
    2,000    California State, GO, MBIA-IBC, 6.50%, 11/01/09                      2,396
    1,000    California State, Ser. B, GO, 10.00%, 08/01/02                       1,065
    1,000    California State, Veterans Bonds, Ser. AM, GO,
               9.00%, 10/01/05                                                    1,220
   21,000    California Statewide Communities Development
               Authority, Sherman Oaks Project, Ser. A, Rev.,
               AMBAC, 5.00%, 08/01/22                                            21,689
   12,455    Contra Costa, California, Water District,
               Improvement Bond Act of 1915, Ser. K, Rev., FSA,
               4.50%, 10/01/27                                                   11,858
   10,385    Contra Costa, California, Water District,
               Improvement Bond Act of 1915, Ser. K, Rev., FSA,
               4.50%, 10/01/31                                                    9,844
    1,000    Fullerton University Foundation, California, Auxiliary
               Organization, Ser. A, Rev., MBIA, 5.75%, 07/01/30                  1,093
   15,000    Los Angeles, California, Department of Water &
               Power, Ser. A, Rev., 5.13%, 07/01/41                              15,165
    4,000    Los Angeles, California, Harbor Department, Rev., ^,
               7.60%, 10/01/18                                                    5,132
    3,000    Modesto, California, Irrigation District Financing
               Authority, Ser. A, Rev., MBIA, 6.00%, 10/01/15                     3,312
    9,930    Pomona, California, Unified School District, Ser. A,
               GO, MBIA, 6.15%, 08/01/15                                         11,699
    2,510    Riverside, California, Electric, Rev., FSA, 5.25%,
               10/01/15                                                           2,746
   13,600    San Joaquin Hills, California, Transportation Corridor
               Agency Toll Road, Cabs, Senior Lien, Rev., ^,
               0.00%, 01/01/24                                                    4,426
    2,800    South Orange County, California, Public Financing
               Authority, Special Tax, Senior Lien, Ser. A, @, MBIA,
               6.20%, 09/01/13                                                    3,044
                                                                               --------
                                                                                 94,689

             COLORADO -- 2.6%
    1,190    Adams County, Colorado, School District No. 12,
               GO, FGIC, 6.20%, 12/15/10                                          1,274
    1,145    Colorado Water Resources & Power Development
               Authority, Drinking Water, Ser. A, Rev., 5.25%,
               09/01/11                                                           1,253
      100    Colorado Water Resources & Power Development
               Authority, Drinking Water, Ser. A, Rev., 5.25%,
               09/01/13                                                             108


                       See notes to financial statements.

As of August 31, 2001
(Amounts in thousands)


  PRINCIPAL
   AMOUNT     ISSUER                                                           VALUE
             LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
             COLORADO -- CONTINUED
  $ 2,000    Denver, Colorado, City & County Airport, Ser. A,
               Rev., AMBAC, 6.00%, 11/15/17                                   $   2,197
      570    Douglas County, Colorado, Sales & Use Tax, Open
               Space, Rev., FSA, 5.35%, 10/15/14                                    614
    6,000    Garfield, Pitkin & Eagle Counties, Colorado, School
               District No. Re 1 Roarge, GO, ^ , MBIA, 6.60%,
               06/15/04                                                           6,647
    3,050    Platte River Power Authority, Colorado, Ser. DD,
               Rev., MBIA, 6.00%, 06/01/05                                        3,353
    4,400    Platte River Power Authority, Colorado, Ser. DD,
               Rev., MBIA, 6.00%, 06/01/06                                        4,906
    1,620    Platte River Power Authority, Colorado, Ser. DD,
               Rev., MBIA, 6.00%, 06/01/07                                        1,824
                                                                               --------
                                                                                 22,176

             CONNECTICUT -- 4.1%
    1,425    Connecticut State Housing Finance Authority,
               Housing Mortgage Finance Program, Ser. C1, Rev.,
               6.60%, 11/15/23                                                    1,475
   15,675    Connecticut State, Ser. B, GO, 5.00%, 06/15/06                      16,881
   11,375    Connecticut State, Ser. C, GO, 5.00%, 12/15/05                      12,265
    4,200    Mashantucket Western Pequot Tribe, Connecticut,
               Special Obligation, Sub Ser. A, Rev., 5.50%,
               09/01/28                                                           4,144
                                                                               --------
                                                                                 34,765

             DELAWARE -- 0.7%
    5,000    Delaware State, Economic Development Authority,
               Osteopathic Hospital Association of Delaware, Ser. A,
               Rev., ^, 6.90%, 01/01/18                                           6,130

             FLORIDA -- 3.4%
    2,200    Dade County, Florida, Special Obligation, Miami
               Beach Convention Center Project, Special Tax, ^,
               FGIC, 8.63%, 12/01/07                                              2,678
    3,000    Florida State, Division of Bond Finance Dept.,
               General Services, Department of Environmental
               Protection, Preservation 2000, Ser. A, Rev., FGIC,
               5.38%, 07/01/11                                                    3,293
    3,670    Greater Orlando, Florida, Aviation Authority, Airport
               Facilities, Ser. A, Rev., FGIC, 6.50%, 10/01/12                    3,868
    3,205    Hillsborough County, Florida, Aviation Authority,
               Tampa International Airport, Ser. B, Rev., FGIC,
               6.00%, 10/01/18                                                    3,723
    3,800    Lakeland, Florida, Electric & Water, First Lien, Ser. B,
               Rev., FSA, 6.05%, 10/01/14                                         4,455
    3,130    Orange County, Florida, Health Facilities Authority,
               Ser. A, Rev., ^, MBIA, 6.25%, 10/01/12                             3,718
    1,295    Orange County, Florida, Health Facilities Authority,
               Ser. A, Rev., MBIA, 6.25%, 10/01/12                                1,523
    1,630    Orange County, Florida, Health Facilities Authority,
               Ser. C, Rev., ^, MBIA, 6.25%, 10/01/12                             1,936

                    See notes to financial statements.

As of August 31, 2001
(Amounts in thousands)


  PRINCIPAL
   AMOUNT     ISSUER                                                             VALUE
             LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
             FLORIDA -- CONTINUED
   $  680    Orange County, Florida, Health Facilities Authority,
               Ser. C, Rev., MBIA, 6.25%, 10/01/12                            $     800
    2,505    Orange County, Florida, Tourist Development, Ser. A,
               GO, AMBAC, 6.50%, 10/01/10                                         2,656
      495    Orange County, Florida, Tourist Development, Ser. A,
               Rev., ^, AMBAC, 6.50%, 10/01/10                                      526
                                                                               --------
                                                                                 29,176

             GEORGIA -- 6.5%
    5,000    Burke County, Georgia, Development Authority,
               PCR, Oglethorpe Power Co., Rev., ^, MBIA, 8.00%,
               01/01/03                                                           5,493
   10,000    Dalton, Georgia, Development Authority, Rev., @,
               MBIA, 5.50%, 08/15/26                                             10,904
    7,640    De Kalb County, Georgia, Housing Authority,
               Apartment Development, Fox Hollow Apartments,
               Rev., ^, 7.00%, 05/15/07                                           8,956
    1,000    De Kalb County, Georgia, Water & Sewer Systems,
               Rev., 5.25%, 10/01/11                                              1,100
    7,000    Georgia Municipal Electric Authority, Power, Ser. Z,
               Rev., MBIA-IBC, 5.50%, 01/01/20                                    7,683
       15    Georgia State, Residential Finance Authority, Single
               Family Mortgage, Ser. A, Rev., 8.40%, 12/01/18                        15
    5,000    Metropolitan Atlanta Rapid Transit Authority,
               Georgia, Sales Tax, Second Indenture, Ser. A, Rev., ^,
               MBIA, 6.90%, 07/01/04                                              5,630
   10,485    Metropolitan Atlanta Rapid Transit Authority,
               Georgia, Sales Tax, Ser. P, Rev., AMBAC, 6.25%,
               07/01/20                                                          12,515
    3,110    Savannah, Georgia, Economic Development
               Authority, College of Art & Design Inc. Project, Rev.,
               6.60%, 10/01/15                                                    3,329
                                                                               --------
                                                                                 55,625

             HAWAII -- 0.7%
    5,000    Honolulu, Hawaii, City & County, Ser. A, GO,
               7.35%, 07/01/08                                                    6,052

             ILLINOIS -- 1.5%
       75    Chicago, Illinois, O'Hare International Airport, Ser. A,
               Rev., 7.50%, 01/01/03                                                 76
    3,990    Cook County, Illinois, Community High School
               District No. 219, Niles Township, GO, FGIC, 8.00%,
               12/01/15                                                           5,427
      594    Illinois Health Facilities Authority, Ser. A, Rev., ^,
               MBIA, 7.90%, 08/15/03                                                640
      764    Illinois Health Facilities Authority, Ser. A, Rev.,
               MBIA, 7.90%, 08/15/03                                                767
    3,250    Illinois Housing Development Authority, Multi-Family
               Housing, Ser. 1991-A, Rev., 8.25%, 07/01/16                        3,323
    2,425    Regional Transportation Authority, Illinois, Rev.,
               MBIA, 6.25%, 07/01/15                                              2,875
                                                                               --------
                                                                                 13,108


                       See notes to financial statements.
                                       15

As of August 31, 2001
(Amounts in thousands)


  PRINCIPAL
   AMOUNT     ISSUER                                                             VALUE
             LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
             IOWA -- 0.6%
  $ 5,000    Muscatine, Iowa, Electric, Ser. A, Rev., AMBAC, +,
               5.50%, 01/01/11                                                $   5,472

             KANSAS -- 0.2%
    1,735    Johnson County, Kansas, Water District No. 001,
               Special Obligation, Rev., 5.00%, 12/01/10                          1,881

             KENTUCKY -- 1.1%
    8,000    Louisville & Jefferson Counties, Kentucky,
               Metropolitan Sewer District, Sewer & Drain System,
               Ser. A, Rev., ^, AMBAC, 6.50%, 11/15/04                            9,021

             LOUISIANA -- 1.1%
    2,000    Orleans Parish, Louisiana, School Board, Defeased,
               Rev., ^, MBIA, 8.85%, 02/01/06                                     2,446
    2,000    Orleans Parish, Louisiana, School Board, Defeased,
               Rev., ^, MBIA, 8.90%, 02/01/07                                     2,523
    4,000    Orleans Parish, Louisiana, School Board, GO, ^,
               FGIC, 7.50%, 09/01/05                                              4,648
                                                                               --------
                                                                                  9,617

             MASSACHUSETTS -- 5.3%
    3,500    Chelsea, Massachusetts, School Project Loan Act
               of 1948, GO, ^, AMBAC, 6.50%, 06/15/04                             3,902
    2,750    Haverhill, Massachusetts, Unlimited Tax, Ser. A,
               GO, ^, FGIC, 7.00%, 06/15/02                                       2,902
   25,000    Massachusetts State, Construction Loan, Ser. C,
               GO, 5.25%, 12/01/07                                               27,391
    9,000    Massachusetts State, Port Authority, Ser. B, Rev.,
               FSA, 5.50%, 07/01/13                                               9,636
    1,000    New England Education Loan Marketing Corp.,
               Massachusetts Student Loan, Sub-Issue H, Rev.,
               6.90%, 11/01/09                                                    1,130
                                                                               --------
                                                                                 44,961

             MICHIGAN -- 0.7%
    5,000    Michigan State, Strategic Fund LTD, Detroit Edison
               Co., Ser. CC, Rev., FRDO, AMBAC, 4.85%,
               09/01/11                                                           5,226
      500    Wayne County, Michigan, Building Authority, Ser. A,
               GO, ^, 8.00%, 03/01/02                                               523
                                                                               --------
                                                                                  5,749

             MISSISSIPPI -- 0.7%
    5,500    Mississippi State, GO, 5.50%, 09/01/10                               6,127

             MISSOURI -- 0.2%
    1,105    Sikeston, Missouri, Electric, Rev., MBIA, 6.00%,
               06/01/16                                                           1,286

             NEVADA -- 0.0%
       65    Nevada Housing Division, Single Family Housing,
               Ser. A-3, Rev., 8.20%, 10/01/19                                       66


                       See notes to financial statements
                                      16

As of August 31, 2001
(Amounts in thousands)


  PRINCIPAL
   AMOUNT     ISSUER                                                            VALUE
             LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
             NEW HAMPSHIRE -- 0.4%
  $ 3,240    Manchester, New Hampshire, Housing &
               Redevelopment Authority, Ser. A, Rev., 6.75%,
               01/01/15                                                        $  3,663

             NEW JERSEY -- 4.4%
    4,000    Essex County, New Jersey, General Improvement,
               GO, FGIC, 4.50%, 06/01/13                                          4,066
    4,200    Freehold, New Jersey, Regional High School, GO,
               FGIC, 5.60%, 03/01/16                                              4,597
    3,455    Middletown Township, New Jersey, Board of
               Education, GO, ^, @, MBIA, 5.80%, 08/01/07                         3,878
    5,215    New Jersey Economic Development Authority,
               Educational Testing Service, Ser. B, Rev., ^, MBIA,
               6.25%, 05/15/25                                                    5,877
    1,500    New Jersey Sports & Exposition Authority, Rev., ^,
               8.30%, 01/01/03                                                    1,610
      565    New Jersey Sports & Exposition Authority, Ser. A,
               Rev., ^, 6.50%, 03/01/02                                             588
    2,905    New Jersey Sports & Exposition Authority, Ser. A,
               Rev., 6.50%, 03/01/19                                              3,015
    1,500    New Jersey State, Educational Facilities Authority,
               Fairleigh Dickinson University, Ser. G, Rev., 5.70%,
               07/01/28                                                           1,447
    5,000    New Jersey State, Highway Authority, Garden State
               Parkway, Rev., 6.20%, 01/01/10                                     5,800
    1,000    New Jersey State, Transportation Trust Fund
               Authority, Transportation Systems, Ser. A, Rev.,
               5.75%, 06/15/15                                                    1,145
    5,000    New Jersey State, Transportation Trust Fund
               Authority, Transportation Systems, Ser. B, Rev.,
               MBIA, 6.50%, 06/15/10                                              5,959
                                                                               --------
                                                                                 37,982

             NEW MEXICO -- 0.7%
    5,000    Bernalillo County, New Mexico, Gross Receipts,
               Tax, Ser. B, Rev., 5.70%, 04/01/27                                 5,655

             NEW YORK -- 21.0%
      410    New York City, New York, IDA, Civic Facility, Mt.
               St. Vincent College, Rev., 7.00%, 05/01/08                           435
    3,500    New York City, New York, IDA, IDR, Brooklyn
               Navy Yard Cogen Partners Project, Rev., 6.20%,
               10/01/22                                                           3,753
   15,000    New York City, New York, Municipal Water Finance
               Authority, Ser. E, Rev., +, 5.00%, 06/15/26                       14,873
    2,850    New York City, New York, Municipal Water Finance
               Authority, Water & Sewer Systems, Ser. A, Rev.,
               5.75%, 06/15/30                                                    3,057
    5,215    New York City, New York, Municipal Water Finance
               Authority, Water & Sewer Systems, Ser. A, Rev.
               FGIC, 5.50%, 06/15/23                                              5,404
    2,000    New York City, New York, Ser. A, GO, 5.38%,
               08/01/15                                                           2,121


                      See notes to financial statements.
                                      17

As of August 31, 2001
(Amounts in thousands)


  PRINCIPAL
   AMOUNT     ISSUER                                                              VALUE
             LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
             NEW YORK -- CONTINUED
  $12,000    New York City, New York, Ser. A, GO, MBIA-IBC,
               6.25%, 08/01/08                                                  $13,642
    2,450    New York City, New York, Ser. A, GO, MBIA-IBC,
               6.25%, 08/01/09                                                    2,756
    4,000    New York City, New York, Ser. B, GO, MBIA,
               6.50%, 08/15/10                                                    4,793
    8,000    New York City, New York, Transitional Finance
               Authority, Future Tax Secured, Ser. C, Rev., 5.50%,
               11/01/24                                                           8,452
    9,000    New York City, New York, Transitional Finance
               Authority, Future Tax Secured, Ser. C, Rev., 5.50%,
               11/01/29                                                           9,475
    5,000    New York State, Dorm Authority, City University
               System, Ser. A, Rev., FSA, 5.75%, 07/01/13                         5,742
    1,500    New York State, Dorm Authority, Nursing Home,
               Ser. A, Rev., MBIA, 5.50%, 08/01/30                                1,572
    2,000    New York State, Dorm Authority, Pratt Institute,
               Rev., 6.00%, 07/01/28                                              2,189
    4,500    New York State, Dorm Authority, University of
               Rochester, Ser. A, Rev., ^, 6.40%, 07/01/04                        5,034
    6,000    New York State, Energy Research & Development
               Authority, PCR, Niagara Mohawk Power Corp., Ser. A,
               Rev., FGIC, 7.20%, 07/01/29                                        6,776
    2,000    New York State, Environmental Facilities Corp.,
               PCR, Ser. B, Rev., 7.10%, 09/15/11                                 2,028
    2,650    New York State, Environmental Facilities Corp.,
               PCR, Ser. D, Rev., 6.85%, 11/15/11                                 3,011
    4,100    New York State, GO, ^, 6.30%, 09/15/02                               4,344
      395    New York State, Housing Finance Agency, Health
               Facilities, Monroe County, Ser. A, Rev., 7.63%,
               05/01/05                                                             402
    4,000    New York State, Housing Finance Agency, State
               University Construction, Ser. A, Rev., ^, 7.90%,
               11/01/06                                                           4,580
    2,780    New York State, Medical Care Facilities Finance
               Agency, Hospital and Nursing Home, Ser. C, Rev., ^,
               6.25%, 08/15/12                                                    3,061
    2,000    New York State, Medical Care Facilities Finance
               Agency, Special Obligation, Mental Health Services
               Improvement Facilities, Ser. A, Rev., ^, 8.30%,
               05/01/04                                                           2,269
   10,155    New York State, Mortgage Agency, Homeowner
               Mortgage, Ser. 85, Rev., 5.70%, 10/01/17                          10,676
    5,000    New York State, Ser. F, GO, 5.25%, 09/15/10                          5,463
    2,500    New York State, Urban Development Corp.,
               Correctional Capital Facilities, Rev., MBIA-IBC,
               5.70%, 01/01/27                                                    2,656
    1,175    Niagara, New York, Frontier Transportation
               Authority, Greater Buffalo International Airport, Ser. B,
               Rev., AMBAC, 5.75%, 04/01/04                                       1,254
    6,270    Port Authority of New York & New Jersey,
               Consolidated Bonds 78th Ser., Rev., 6.50%,
               04/15/11                                                           6,483

                          See notes to financial statements.
                                       18

As of August 31, 2001
(Amounts in thousands)


  PRINCIPAL
   AMOUNT     ISSUER                                                            VALUE
             LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
             NEW YORK -- CONTINUED
  $26,000    Port Authority of New York & New Jersey,
               Consolidated Bonds 93rd Ser., Rev., @, 6.13%,
               06/01/94                                                       $ 30,296
    9,000    Triborough Bridge & Tunnel Authority, New York,
               Convention Center Project, Ser. E, Rev., 7.25%,
               01/01/10                                                         10,507
    2,000    Utica, New York, IDA, Civic Facility,
               Munson-Williams-Proctor Institute Project, Ser. A,
               Rev., 5.38%, 07/15/19                                             2,096
                                                                              --------
                                                                               179,200

             NORTH DAKOTA -- 0.7%
    5,000    Mercer County, North Dakota, PCR, Antelope
               Valley Station, Rev., AMBAC, 7.20%, 06/30/13                      6,189

             OHIO-- 1.7%
   11,000    Cleveland, Ohio, Public Power System, First
               Mortgage, Ser. A, Rev., ^, @, MBIA, 7.00%, 11/15/04              12,553
    2,000    Dublin, Ohio, Refunding & Public Improvement, Ser. A,
               GO, 5.25%, 12/01/14                                               2,145
                                                                              --------
                                                                                14,698

             OKLAHOMA -- 3.0%
    4,260    Oklahoma Development Finance Authority, Samuel
               Roberts Noble Foundation, Inc., Rev., 5.00%,
               05/01/09                                                          4,543
    4,810    Oklahoma Development Finance Authority, Samuel
               Roberts Noble Foundation, Inc., Rev., 5.50%,
               05/01/11                                                          5,225
    1,960    Oklahoma Housing Finance Agency, Single Family
               Housing, Ser. B-2, Rev., 6.80%, 09/01/26                          2,138
    7,500    Oklahoma State, Turnpike Authority, Second Ser.,
               Ser. A, Rev., FGIC, 5.25%, 01/01/13                               8,051
    5,000    Tulsa, Oklahoma, Metropolitan Utility Authority,
               Rev., MBIA, 5.75%, 09/01/19                                       5,272
                                                                              --------
                                                                                25,229

             OREGON -- 2.7%
    5,780    Oregon State, Higher Education Building, Ser. A,
               GO, ^, 6.45%, 08/01/04                                            6,405
    6,565    Portland, Oregon, Sewer Systems, Ser. A, Rev.,
               FGIC, 5.00%, 06/01/15                                             6,723
    3,795    Salem, Oregon, Hospital Facilities Authority, Salem
               Hospital, Rev., 5.25%, 08/15/14                                   3,973
    5,000    Washington County, Oregon, Sewer Agency, Senior
               Lien, Ser. A, Rev., FGIC, 5.75%, 10/01/10                         5,673
                                                                              --------
                                                                                22,774

                      See notes to financial statements.
                                     19

As of August 31, 2001
(Amounts in thousands)


  PRINCIPAL
   AMOUNT     ISSUER                                                          VALUE
             LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
             PENNSYLVANIA -- 3.2%
  $ 2,255    Allegheny County, Pennsylvania, Hospital
               Development Authority, South Hills Health, Ser. B,
               Rev., 6.75%, 05/01/25                                         $   2,455
    1,000    Allegheny County, Pennsylvania, IDA, Health Care
               Facilities, Presbyterian Senior Care, Rev., 5.75%,
               01/01/23                                                            827
    3,180    Carbon County, Pennsylvania, IDA, Panther Creek
               Partners Project, Rev., 6.65%, 05/01/10                           3,309
   13,500    Delaware Valley, Pennsylvania, Regional Finance
               Authority, Local Government, Ser. A, Rev., AMBAC,
               5.50%, 08/01/28                                                  14,763
    2,580    Pennsylvania State, Higher Educational Facilities
               Authority, Ser. T, Rev, AMBAC, 5.00%, 06/15/05                    2,750
    2,690    Pennsylvania State, Higher Educational Facilities
               Authority, Ser. T, Rev, AMBAC, 5.00%, 06/15/06                    2,886
                                                                              --------
                                                                                26,990

             PUERTO RICO -- 5.5%
    5,655    Puerto Rico Commonwealth, GO, MBIA, 6.00%,
               07/01/16                                                          6,687
    5,000    Puerto Rico Commonwealth, Highway &
               Transportation Authority, Ser. B, Rev., 6.00%,
               07/01/39                                                          5,614
    1,500    Puerto Rico Commonwealth, Highway &
               Transportation Authority, Ser. T, Rev., ^, 6.63%,
               07/01/02                                                          1,575
   20,000    Puerto Rico Commonwealth, Public Finance Corp.,
               Ser. A, Rev., MBIA, 5.00%, 08/01/29                              20,232
       60    Puerto Rico Commonwealth, Urban Renewal &
               Housing Corp., Rev., 7.88%, 10/01/04                                 61
    5,000    Puerto Rico Electric Power Authority, Ser. Y, Rev.,
               MBIA, 7.00%, 07/01/07                                             5,954
    2,500    Puerto Rico Municipal Finance Agency, Ser. A, GO,
               FSA, 6.00%, 08/01/15                                              2,838
    3,000    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. A, Rev., AMBAC, 6.25%, 07/01/11                  3,585
                                                                              --------
                                                                                46,546

             SOUTH CAROLINA -- 3.2%
    6,000    Richland County, South Carolina, School District
               No. 1, GO, 4.63%, 03/01/22                                        5,743
   14,870    South Carolina State, Capital Improvement, State
               Highway, Ser. B, GO, 5.00%, 04/01/11                             16,031
    5,000    South Carolina State, Public Service Authority, Ser. A,
               Rev., AMBAC, 6.25%, 01/01/22                                      5,403
                                                                              --------
                                                                                27,177

             SOUTH DAKOTA -- 0.4%
    3,000    Heartland Consumers Power District, South Dakota,
               Rev., ^, 7.00%, 01/01/16                                          3,579
      100    South Dakota Housing Development Authority,
               Homeownership Mortgage, Ser. A, Rev., 5.88%,
               05/01/12                                                            104
                                                                              --------
                                                                                 3,683

                       See notes to financial statements.

As of August 31, 2001
(Amounts in thousands)


  PRINCIPAL
   AMOUNT     ISSUER                                                           VALUE
             LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
             TENNESSEE -- 0.7%
  $ 3,000    Knox County, Tennessee, Health, Educational &
               Housing Facilities Board, University Health Systems
               Inc., Rev., 5.63%, 04/01/29                                   $   2,989
    3,000    Metropolitan Government of Nashville & Davidson
               Counties, Tennessee, Water & Sewer, Rev., FGIC,
               5.20%, 01/01/13                                                   3,254
                                                                              --------
                                                                                 6,243

             TEXAS -- 4.9%
    6,500    Austin, Texas, Utility System, Rev., MBIA-IBC,
               6.00%, 11/15/13                                                   7,567
    2,115    Dallas-Fort Worth, Texas, Regional Airport, Ser. A,
               FGIC, 7.38%, 11/01/08                                             2,373
    2,945    Dallas-Fort Worth, Texas, Regional Airport, Ser. A,
               FGIC, 7.38%, 11/01/09                                             3,304
    2,000    Dallas-Fort Worth, Texas, Regional Airport, Ser. A,
               FGIC, 7.38%, 11/01/11                                             2,241
    2,500    Houston, Texas, Water Conveyance System, Ser. F,
               COP, AMBAC, 7.20%, 12/15/05                                       2,877
    2,000    Houston, Texas, Water Conveyance System, Ser. F,
               COP, AMBAC, 7.20%, 12/15/06                                       2,343
    5,000    Plano, Texas, Independent School District, GO,
               5.25%, 02/15/15                                                   5,270
   14,540    Texas State, Public Finance Authority, Ser. A, GO,
               5.25%, 10/01/11                                                  15,897
                                                                              --------
                                                                                41,872

             UTAH -- 0.1%
    1,000    Sevier County, Utah, Sevier School District, GO, ^,
               MBIA, 9.20%, 05/01/03                                             1,105

             WASHINGTON-- 0.9%
    7,000    Energy Northwest of Washington, Electric, Ser. B,
               Rev., MBIA, 5.50%, 07/01/18                                       7,558
      250    Washington State, Public Power Supply System,
               Nuclear Project No. 1, Ser. B, Rev., 7.25%,
               07/01/09                                                            292
                                                                              --------
                                                                                 7,850
                                                                              --------
             Total Long-Term Municipal Securities                             $819,079
             (Cost $765,376)
                                                                              --------

                       See notes to financial statements.

As of August 31, 2001
(Amounts in thousands)


  PRINCIPAL
   AMOUNT     ISSUER                                                          VALUE
             SHORT-TERM INVESTMENTS -- 4.1%
             MUNICIPAL SECURITIES -- 1.9%
             ALABAMA -- 0.4%
  $ 2,000    Stevenson, Alabama, Industrial Development Board,
               Environmental Improvement, Mead Corp. Project,
               Rev., FRDO, 2.60%, 09/04/01                                  $    2,000
    1,000    Stevenson, Alabama, Industrial Development Board,
               Environmental Improvement, Mead Corp. Project,
               Ser. B, Rev., FRDO, 2.60%, 09/04/01                               1,000
                                                                              --------
                                                                                 3,000
             CALIFORNIA -- 0.0%
      100    California PCFA, PCR, OMS Equity Stanislaus
               Project, Resource Recovery, Rev., FRDO, 2.40%,
               09/04/01                                                            100
      100    Irvine Ranch, California, Water District,
               Consolidated Bonds, Rev., FRDO, 2.35%, 09/04/01                     100
                                                                              --------
                                                                                   200
             MULTIPLE STATES -- 1.4%
   11,700    Puttable Floating Option Tax-Exempt Receipts,
               Ser. PPT-34, 2.62%, 09/07/01                                     11,700

             NEW JERSEY -- 0.1%
    1,000    New Jersey Economic Development Authority, El
               Dorado Terminals, Ser. B, Rev., FRDO, 2.25%,
               09/04/01                                                          1,000
                                                                              --------
             Total Municipal Securities                                         15,900
             (Cost $15,900)
                                                                              --------

  SHARES

             MONEY MARKET FUNDS-- 2.2%

    9,102    Provident Municipal Cash Money Market Fund                          9,102
    9,912    Provident Municipal Money Market Fund                               9,912
                                                                              --------
             Total Money Market Funds                                           19,014
             (Cost $19,014)
                                                                              --------
             Total Short-Term Investments                                       34,914
             (Cost $34,914)
                                                                              --------
             Total Investments -- 100.0%                                      $853,993
             (Cost $800,290)
                                                                              --------


                          See notes to financial statements.

JPMorgan INTERMEDIATE TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS

As of August 31, 2001
(Amounts in Thousands)


  PRINCIPAL
   AMOUNT     ISSUER                                                      VALUE
----------------------------------------------------------------------------------
     LONG-TERM MUNICIPAL SECURITIES -- 96.2%
----------------------------------------------------------------------------------
             ALABAMA -- 1.4%
   $8,485    Alabama State, Public School & College Authority,
               Capital Improvement, Ser. D, Rev., 5.25%, 08/01/05       $  9,130
    1,000    Shelby County, Alabama, Board of Education,
               Capital Outlay School Warrants, AMBAC, 5.70%,
               02/01/09                                                    1,074
                                                                        --------
                                                                          10,204
             CALIFORNIA -- 4.4%
    3,000    Alameda County, California, Ser. A, COP, MBIA
               5.38%, 12/01/12                                             3,394
    3,500    Alameda County, California, Ser. A, COP, MBIA,
               5.38%, 12/01/13                                             3,943
    5,000    Los Angeles County, California, Public Works
               Financing Authority, Regional Park & Open Space
               District, Ser. A, Rev., ^, @, MBIA-IBC, 6.00%, 10/01/04     5,602
    5,000    Los Angeles, California, Department of Water &
               Power, Power Systems, Ser. A-A-1, Rev., 5.25%,
               07/01/04                                                    5,352
    9,315    Los Angeles, California, Ser. A, GO, 5.00%, 09/01/1210,133
    4,060    Riverside, California, Electric, Rev., FSA, 5.25%, 10/01/13   4,512
                                                                        --------
                                                                          32,936
             COLORADO -- 0.4%
    3,000    Eagle, Garfield & Routt Counties, Colorado, School
               District No. 50-J, GO, ^, FGIC, 6.13%, 12/01/04             3,353

             CONNECTICUT -- 0.7%
    4,735    Connecticut State, Special Tax Obligation,
               Transportation Infrastructure, Ser. A, Rev., FGIC,
               5.40%, 06/01/09                                             5,047

             DELAWARE -- 0.4%
    3,000    Delaware Transportation Authority, Transportation
               System, Rev., AMBAC, 6.00%, 07/01/05                        3,304

             FLORIDA -- 1.8%
    4,775    Broward County, Florida, Resource Recovery,
               Wheelabrator South Broward, Rev., 5.00%, 12/01/07           5,023
    2,000    Dade County, Florida, Aviation, Ser. B, Rev., AMBAC,
               6.40%, 10/01/06                                             2,231
    1,495    Florida State, Board of Education, Capital Outlay,
               Public Education, Ser. B, GO, 5.25%, 06/01/12               1,635
    2,000    Florida State, Department of Corrections,
               Okeechobee Correctional, COP, AMBAC, 6.00%,
               03/01/08                                                    2,182
    2,350    Miami-Dade County, Florida, Aviation, Ser. A, Rev.,
               FGIC, 5.25%, 10/01/07                                       2,533
                                                                        --------
                                                                          13,604

             GEORGIA -- 1.0%
    1,720    Forsyth County, Georgia, School District, GO, 5.00%,
               07/01/12                                                    1,856
    5,000    Georgia Municipal Electric Authority, Ser. DD, Rev.,
               @, MBIA-IBC, 7.00%, 01/01/08                                5,896
                                                                        --------
                                                                           7,752

                            See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)


  PRINCIPAL
   AMOUNT     ISSUER                                                      VALUE
----------------------------------------------------------------------------------
     LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
----------------------------------------------------------------------------------
             HAWAII -- 0.3%
  $ 2,000    Honolulu, Hawaii, City & County, Ser. A, GO, 7.35%,
               07/01/06                                                $  2,344

             ILLINOIS -- 12.1%
    1,500    Chicago, Illinois, Metropolitan Water Reclamation
               District, Greater Chicago, Capital Improvement
               Bonds, GO, ^, 7.00%, 01/01/08                              1,766
   10,000    Chicago, Illinois, Metropolitan Water Reclamation
               District, Greater Chicago, Capital Improvement, GO,
               5.50%, 12/01/12                                           11,175
    5,000    Chicago, Illinois, Metropolitan Water Reclamation
               District, Greater Chicago, GO, 5.50%, 12/01/08             5,541
   10,025    Chicago, Illinois, Metropolitan Water Reclamation
               District, Greater Chicago, GO, 5.50%, 12/01/09            11,139
    7,200    Chicago, Illinois, Metropolitan Water Reclamation
               District, Greater Chicago, GO, 5.95%, 12/01/07             8,139
    6,055    Chicago, Illinois, O'Hare International Airport,
               Passenger Facilities Charge, Ser. A, Rev., AMBAC,
               5.38%, 01/01/07                                            6,551
    1,245    Chicago, Illinois, Park District, Harbor Facilities,
               Rev., 5.38%, 01/01/06                                      1,338
    1,810    Illinois State, 1st Ser., GO, 5.25%, 08/01/05                1,944
    2,565    Illinois State, 1st Ser., GO, 5.50%, 08/01/06                2,804
    4,000    Illinois State, 1st Ser., GO, 5.50%, 08/01/07                4,395
    1,320    Illinois State, GO, 5.50%, 08/01/06                          1,419
   10,000    Illinois State, GO, FSA, 5.50%, 04/01/10                    10,925
    2,000    Illinois State, GO, MBIA, 5.25%, 06/01/10                    2,159
    1,000    Regional Transportation Authority, Illinois, Ser. B,
               Rev., AMBAC, 6.40%, 06/01/12                               1,189
    8,120    Springfield, Illinois, Electric, Senior Lien, Rev., +,
               MBIA, 5.50%, 03/01/10                                      8,935
    9,620    Springfield, Illinois, Electric, Senior Lien, Rev., +,
               MBIA, 5.50%, 03/01/11                                     10,631
                                                                        --------
                                                                         90,050

             INDIANA -- 2.6%
    2,600    Indiana Municipal Power Agency, Power Supply
               Systems, Ser. B, Rev., MBIA, 5.63%, 01/01/05               2,795
    5,500    Indiana Municipal Power Agency, Power Supply
               Systems, Ser. B, Rev., MBIA, 5.80%, 01/01/08               6,104
    2,485    Indiana State, Office Building Commission
               Facilities, Ser. A, Rev., 5.00%, 07/01/04                  2,617
    7,315    Indianapolis, Indiana, Gas Utility, Distribution
               Systems, Ser. A, Rev., AMBAC, 5.75%, 08/15/08              8,165
                                                                        --------
                                                                         19,681

             IOWA -- 0.7%
    5,000    Muscatine, Iowa, Electric, Ser. A, Rev., +, AMBAC,
               5.50%, 01/01/09                                            5,450

             KANSAS -- 0.3%
    1,860    Johnson County, Kansas, Unified School District
               No. 233, Ser. B, GO, FGIC, 5.50%, 09/01/15                 2,076

                  See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)


  PRINCIPAL
   AMOUNT     ISSUER                                                      VALUE
----------------------------------------------------------------------------------
     LONG TERM MUNICIPAL SECURITIES -- CONTINUED
----------------------------------------------------------------------------------
             KENTUCKY -- 0.0%
  $   275    Owensboro, Kentucky, Electric Light & Power, Rev., ^,
               10.50%, 01/01/04                                         $   291

             LOUISIANA -- 0.5%
    3,500    Lake Charles, Louisiana, Harbor & Terminal District,
               Reynolds Metals Co. Project, Rev., 5.50%, 05/01/06         3,593

             MARYLAND -- 4.2%
    3,335    Maryland State, Stadium Authority, Convention Center
               Expansion, Rev., AMBAC, 5.75%, 12/15/08                    3,607
    3,535    Maryland State, Stadium Authority, Convention Center
               Expansion, Rev., AMBAC, 5.80%, 12/15/09                    3,813
   15,640    Maryland State, State & Local Facilities Loan, Third
               Ser., GO, 5.80%, 10/15/08                                 16,853
    6,500    Maryland State, Transportation Authority,
               Transportation Facilities Project, Special Obligation,
               Rev., 5.80%, 07/01/06                                      7,226
                                                                        --------
                                                                         31,499

             MASSACHUSETTS -- 5.2%
    5,000    Chelsea, Massachusetts, School Project Loan Act of
               1948, GO, ^, AMBAC, 5.90%, 06/15/04                        5,494
    2,045    Massachusetts Bay, Transportation Authority,
               General Transportation Systems, Ser. A, Rev., MBIA,
               5.50%, 03/01/14                                            2,282
    8,055    Massachusetts State, Construction Loan, Ser. C, GO,
               5.00%, 12/01/06                                            8,702
    3,000    Massachusetts State, Housing Finance Agency,
               Residential Development, Ser. C, Rev., 6.45%,
               05/15/04                                                   3,120
   10,000    Massachusetts State, Turnpike Authority, Ser. A,
               Rev., ^, 5.00%, 01/01/13                                  10,715
    2,000    Massachusetts State, Water Resources Authority,
               Ser. A, Rev., FSA, 5.50%, 08/01/13                         2,240
    3,000    Massachusetts State, Water Resources Authority,
               Ser. C, Rev., FGIC, 5.25%, 12/01/15                        3,271
    1,980    Southeastern Massachusetts, University Building
               Authority Project, Ser. A, Rev., AMBAC, 5.90%,
               05/01/09                                                   2,151
    1,000    Southeastern Massachusetts, University Building
               Authority Project, Ser. A, Rev., AMBAC, 5.90%,
               05/01/10                                                   1,083
                                                                        --------
                                                                         39,058

             MICHIGAN -- 4.4%
    2,030    Michigan State, Environmental Protection Program,
               GO, 5.50%, 11/01/04                                        2,187
   10,750    Michigan State, Trunk Line, Ser. A, Rev., 5.25%,
               11/01/13                                                  11,742
    3,565    Michigan State, Underground Storage Tank Financial
               Assurance Authority, Ser. I, Rev., AMBAC, 5.75%,
               05/01/10                                                   3,854
   10,000    Wayne Charter County, Michigan, Airport, Ser. A,
               Rev., MBIA, 5.25%, 12/01/06                               10,772

                             See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)


  PRINCIPAL
   AMOUNT     ISSUER                                                      VALUE
----------------------------------------------------------------------------------
     LONG TERM MUNICIPAL SECURITIES -- CONTINUED
----------------------------------------------------------------------------------
             MICHIGAN -- CONTINUED
  $ 3,780    Wayne Charter County, Michigan, Airport, Ser. A,
               Rev., MBIA, 5.50%, 12/01/07                             $  4,130
                                                                        --------
                                                                         32,685

             MINNESOTA -- 0.5%
    3,000    University of Minnesota, Ser. A, Rev., 5.75%, 07/01/153,416

             MISSISSIPPI -- 0.9%
    4,000    Mississippi State, Capital Improvements Issue,
               Ser. I, GO, 5.50%, 11/01/06                                4,405
    2,000    Mississippi State, GO, 5.75%, 12/01/12                       2,291
                                                                        --------
                                                                          6,696

             MISSOURI -- 0.2%
    1,105    Missouri State, Environmental Improvement & Energy
               Resources Authority, State Revolving Funds Program,
               Ser. B, Rev., 5.50%, 07/01/12                              1,238

             NEBRASKA -- 0.4%
    2,635    American Public Energy Agency, Nebraska, Gas
               Supply, Public Gas Agency Project, Ser. A, Rev.,
               AMBAC, 5.25%, 06/01/11                                     2,781

             NEVADA -- 2.1%
    2,415    Henderson, Nevada, Water & Sewer, Ser. A, GO,
               FGIC, 5.50%, 09/01/08                                      2,661
    1,000    Nevada State, GO, 6.75%, 07/01/03                            1,003
    1,000    Nevada State, Municipal Bond Bank, Project
               No.20-23-A, GO, ^, 7.20%, 07/01/02                         1,013
    5,390    Nevada State, Ser. A, GO, 5.00%, 07/01/10                    5,742
    5,000    Nevada State, Ser. A, GO, 5.60%, 07/15/06                    5,345
                                                                        --------
                                                                         15,764

             NEW JERSEY -- 8.0%
    3,245    Elizabeth, New Jersey, GO, AMBAC, 6.25%,
               08/15/08                                                   3,602
   10,000    New Jersey Building Authority, State Building, Rev.,
               5.75%, 06/15/09                                           11,159
      955    New Jersey Economic Development Authority, Market
               Transition Facility, Senior Lien, Ser. A, Rev., MBIA,
               5.80%, 07/01/08                                            1,042
    8,800    New Jersey Economic Development Authority, Market
               Transition Facility, Senior Lien, Ser. A, Rev., MBIA,
               5.80%, 07/01/09                                            9,603
    7,000    New Jersey State, Transportation Trust Fund
               Authority, Ser. B, Rev., MBIA, 5.50%, 06/15/09             7,537
    3,660    New Jersey State, Transportation Trust Fund
               Authority, Transportation Systems, Ser. A, Rev.,
               5.75%, 06/15/15                                            4,191
    3,880    New Jersey State, Turnpike Authority, Rev., ^,
               5.70%, 05/01/13                                            4,282
      400    New Jersey State, Turnpike Authority, Rev., ^,
               10.38%, 01/01/03                                             426


                          See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)


  PRINCIPAL
   AMOUNT     ISSUER                                                      VALUE
----------------------------------------------------------------------------------
     LONG TERM MUNICIPAL SECURITIES -- CONTINUED
----------------------------------------------------------------------------------
             NEW JERSEY -- CONTINUED
  $ 3,895    New Jersey State, Turnpike Authority, Ser. G,
               Rev., ^, 5.75%, 01/01/09                                $  4,281
    2,910    New Jersey Wastewater Treatment Trust, Ser. A,
               Rev., MBIA, 7.00%, 05/15/08                                3,472
    3,120    New Jersey Wastewater Treatment Trust, Ser. A,
               Rev., MBIA, 7.00%, 05/15/09                                3,774
    5,520    New Jersey Wastewater Treatment Trust, Ser. C,
               Rev., 6.88%, 06/15/07                                      6,479
                                                                        --------
                                                                         59,848

             NEW MEXICO -- 0.3%
    2,075    Gallup, New Mexico, PCR, Plains Electric
               Generation, Rev., MBIA, 6.40%, 08/15/05                    2,173

             NEW YORK -- 7.8%
    5,000    Long Island Power Authority, New York, Electric
               Systems, Ser. A, Rev., FSA, 5.50%, 12/01/12                5,635
    1,500    Long Island Power Authority, New York, Electric
               Systems, Ser. A, Rev., FSA, 5.50%, 12/01/13                1,691
      110    New York State, Dorm Authority, Pooled Capital
               Program, Rev., ^, FGIC, 7.80%, 12/01/05                      112
      770    New York State, Dorm Authority, St. John's University,
               Rev., AMBAC, 6.70%, 07/01/04                                 788
    4,025    New York State, Dorm Authority, State University
               Educational Facilities, Ser. A, Rev., FGIC, 5.50%,
               05/15/13                                                   4,536
    1,500    New York State, Dorm Authority, State University
               Educational Facilities, Ser. A, Rev., FSA, 5.50%,
               05/15/13                                                   1,694
    1,200    New York State, Environmental Facilities Corp., PCR,
               State Water Revolving Fund, Ser. D, Rev., 6.55%,
               03/15/08                                                   1,228
    4,915    New York State, Housing Finance Agency, Housing
               Project Mortgage, Ser. A, Rev., FSA, 5.40%, 11/01/05       5,248
       75    New York State, Medical Care Facilities, Finance
               Agency, Rev., ^, MBIA, 7.38%, 08/15/03                        75
    5,000    New York State, Ser. B, GO, 5.70%, 08/15/10                  5,471
    4,000    New York State, Thruway Authority, Highway & Bridge
               Trust Fund, Ser. A, Rev., FGIC, 5.25%, 04/01/10            4,412
    3,385    New York State, Thruway Authority, Highway & Bridge
               Trust Fund, Ser. A, Rev., FGIC, 5.50%, 04/01/12            3,820
      700    New York State, Thruway Authority, Highway & Bridge
               Trust Fund, Ser. B, Rev., ^, FGIC, 6.00%, 04/01/04           771
    5,000    New York State, Thruway Authority, Service Contract,
               Local Highway & Bridge, Rev., 5.10%, 04/01/08              5,433
   10,000    New York State, Thruway Authority, Service Contract,
               Local Highway & Bridge, Rev., 5.20%, 04/01/09             10,876
    3,910    Port Authority of New York & New Jersey,
               Consolidated Bonds 112th Ser., Rev., 5.00%,
               12/01/05                                                   4,186
    1,500    Suffolk County, New York, IDA, IDR, Nissequogue
               Cogen Partners Facility, Rev., 4.88%, 01/01/08             1,505

                         See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)


  PRINCIPAL
   AMOUNT     ISSUER                                                      VALUE
----------------------------------------------------------------------------------
     LONG TERM MUNICIPAL SECURITIES -- CONTINUED
----------------------------------------------------------------------------------
             NEW YORK -- CONTINUED
   $  990    Westchester County, New York, IDA, Resource
               Recovery, Resco Co. Project, Ser. A, Rev., AMBAC,
               5.60%, 07/01/07                                         $  1,066
                                                                        --------
                                                                         58,547

             NORTH CAROLINA -- 0.6%
    2,000    Cabarrus County, North Carolina, Installment
               Financing Contract, COP, 5.75%, 04/01/11                   2,251
    2,000    Cabarrus County, North Carolina, Installment
               Financing Contract, COP, 5.75%, 04/01/12                   2,259
                                                                        --------
                                                                          4,510

             OHIO -- 2.2%
    4,000    Montgomery County, Ohio, Solid Waste, Rev., MBIA,
               5.50%, 11/01/10                                            4,302
    1,000    Ohio State University, General Receipts, Ser. A, Rev.,
               5.75%, 12/01/13                                            1,119
    1,000    Ohio State University, General Receipts, Ser. A, Rev.,
               5.75%, 12/01/14                                            1,111
    3,360    Ohio State, Building Authority, State Facilities, Adult
               Correctional, Ser. A, Rev., ^, MBIA, 5.75%, 10/01/04       3,669
    6,000    Ohio State, Turnpike Commission, Ser. A, Rev., ^,
               MBIA, 5.40%, 02/15/06                                      6,614
                                                                        --------
                                                                         16,815

             OKLAHOMA -- 0.7%
    5,000    Oklahoma Development Finance Authority, Samuel
               Roberts Noble Foundation, Inc., Rev., 5.00%,
               05/01/09                                                   5,332

             OREGON -- 1.3%
    5,300    Oregon State, State Board of Higher Education,
               Ser. A, GO, ^, 6.00%, 08/01/06                             6,029
    3,000    Washington County, Oregon, School District No. 3,
               Hillsboro, GO, ^, MBIA, 6.00%, 11/01/05                    3,337
                                                                        --------
                                                                          9,366

             PENNSYLVANIA -- 1.0%
    2,990    Carbon County, Pennsylvania, IDA, Panther Creek
               Partners Project, Rev., 6.65%, 05/01/10                    3,111
    2,000    Pennsylvania State, Second Ser., GO, 5.00%,
               08/01/09                                                   2,154
    1,750    Pennsylvania State, Turnpike Commission, Ser. T,
               Rev., +, FGIC, 5.00%, 12/01/04                             1,861
                                                                        --------
                                                                          7,126

             PUERTO RICO -- 2.4%
   10,000    Puerto Rico Commonwealth, GO, MBIA-IBC, 5.50%,
               07/01/08                                                  11,207
    5,500    Puerto Rico Commonwealth, GO, MBIA-IBC, 5.50%,
               07/01/09                                                   6,188
      845    Puerto Rico Industrial, Medical & Environmental
               PCFFA, Renasa Inc., Squibb Corp. Project, Rev.,
               6.50%, 07/01/04                                              848
                                                                        --------
                                                                         18,243

                      See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)


  PRINCIPAL
   AMOUNT     ISSUER                                                      VALUE
----------------------------------------------------------------------------------
     LONG TERM MUNICIPAL SECURITIES -- CONTINUED
----------------------------------------------------------------------------------
             SOUTH CAROLINA -- 0.6%
  $ 3,885    Charleston, South Carolina, Waterworks & Sewer,
               Capital Improvement, Rev., 5.13%, 01/01/11              $  4,200

             TENNESSEE -- 0.9%
    5,335    Tennergy Corp., Tennessee, Gas, Rev., MBIA,
               5.00%, 06/01/09                                            5,522
    1,000    Tennessee State, Ser. A, GO, 5.00%, 05/01/13                 1,068
                                                                        --------
                                                                          6,590

             TEXAS -- 8.8%
    2,000    Austin, Texas, Independent School District, Public
               Property Finance Contractual Obligation, GO, MBIA,
               5.25%, 02/01/08                                            2,164
    5,255    Austin, Texas, Utility Systems, Rev., MBIA-IBC,
               5.80%, 11/15/06                                            5,846
    6,200    Dallas, Texas, Civic Center, Improvement, Rev.,
               MBIA, 5.25%, 08/15/07                                      6,737
    4,845    Dallas, Texas, GO, 5.00%, 02/15/09                           5,200
    6,220    Harris County, Texas, GO, 5.88%, 10/01/07                    6,979
    8,675    Houston, Texas, Ser. A, GO, 5.50%, 03/01/08                  9,512
    4,975    Houston, Texas, Water & Sewer Systems, Ser. B,
               Rev., MBIA-IBC, 6.40%, 12/01/09                            5,293
    1,520    Katy, Texas, Independent School District, Ser. A,
               GO, 5.00%, 02/15/11                                        1,621
    7,500    Texas State, Ser. A, GO, @, 6.00%, 10/01/09                  8,572
    1,320    Texas Water Development Board, State Revolving
               Fund, Senior Lien, Rev., 6.20%, 07/15/05                   1,386
    4,700    Texas Water Development Board, State Revolving
               Fund, Senior Lien, Ser. A, Rev., 5.00%, 07/15/07           5,048
    3,000    Texas Water Development Board, State Revolving
               Fund, Senior Lien, Ser. A, Rev., 5.25%, 07/15/09           3,238
    1,000    Texas Water Development Board, State Revolving
               Fund, Senior Lien, Ser. A, Rev., 5.63%, 07/15/11           1,102
    3,175    Texas Water Development Board, State Revolving
               Fund, Senior Lien, Ser. B, Rev., 5.25%, 07/15/08           3,446
                                                                        --------
                                                                         66,144

             UTAH -- 1.6%
    3,800    Intermountain Power Agency, Utah, Power Supply,
               Ser. B, Rev., MBIA, 6.50%, 07/01/10                        4,476
    2,850    Salt Lake City, Utah, GO, 5.50%, 06/15/11                    3,155
    3,915    Utah State, Building Ownership Authority, State
               Facilities Master Lease Program, Ser. C, Rev., FSA,
               5.50%, 05/15/08                                            4,298
                                                                        --------
                                                                         11,929

             VERMONT -- 1.7%
    4,100    Burlington, Vermont, Electric, Ser. A, Rev., MBIA,
               6.38%, 07/01/09                                            4,779
    3,510    Vermont State, Ser. A, GO, ^, 6.40%, 01/15/05                3,938
    3,510    Vermont State, Ser. A, GO, ^, 6.50%, 01/15/05                3,949
                                                                        --------
                                                                         12,666

                          See notes to financial statements.


  PRINCIPAL
   AMOUNT     ISSUER                                                      VALUE
----------------------------------------------------------------------------------
     LONG TERM MUNICIPAL SECURITIES -- CONTINUED
----------------------------------------------------------------------------------
             VIRGIN ISLANDS -- 1.5%
  $ 2,500    Virgin Islands Public Finance Authority, Gross
               Receipts, Taxes Lien Notes, Ser. A, Rev., 5.63%,
               10/01/10                                                $  2,701
    5,000    Virgin Islands Public Finance Authority, Senior Lien,
               Fund Lien Notes, Ser. C, Rev., 5.50%, 10/01/06             5,337
    3,070    Virgin Islands Water & Power Authority, Electric
               Systems, Rev., 5.25%, 07/01/07                             3,233
                                                                        --------
                                                                         11,271

             VIRGINIA -- 4.9%
    5,515    Chesapeake Bay Bridge & Tunnel Commission,
               Virginia, General Resolution, Rev., FGIC, 5.75%,
               07/01/08                                                   6,015
   20,955    Fairfax County, Virginia, Public Improvement, Ser. A,
               GO, 4.50%, 06/01/04                                       21,869
    3,135    Virginia Commonwealth, Transportation Board,
               Federal Highway Reimbursement Anticipation Notes,
               Rev., 5.50%, 10/01/06                                      3,458
    5,000    Virginia State, Public School Authority, School
               Financing, Ser. A, Rev., 5.00%, 08/01/11                   5,337
                                                                        --------
                                                                         36,679

             WASHINGTON -- 2.2%
   10,000    Energy Northwest of Washington, Electric, Ser. B,
               Rev., MBIA, 5.50%, 07/01/18                               10,797
    5,000    Washington State, Ser. B, GO, 5.00%, 01/01/07                5,334
                                                                        --------
                                                                         16,131

             WISCONSIN -- 5.2%
    3,025    Milwaukee County, Wisconsin, Corporate Purpose,
               Ser. A, GO, 5.38%, 09/01/05                                3,274
    2,350    Milwaukee County, Wisconsin, Corporate Purpose,
               Ser. A, GO, 5.63%, 09/01/10                                2,609
    5,000    Wisconsin State, Clean Water, Ser. 2, Rev., 5.50%,
               06/01/11                                                   5,579
    6,000    Wisconsin State, GO, 6.20%, 05/01/06                         6,725
    1,000    Wisconsin State, GO, 6.25%, 05/01/12                         1,179
    2,775    Wisconsin State, Ser. 1, GO, 5.00%, 11/01/07                 2,991
    6,275    Wisconsin State, Ser. 1, GO, 5.50%, 11/01/11                 7,016
    4,450    Wisconsin State, Ser. 3, GO, 5.20%, 11/01/09                 4,851
    4,040    Wisconsin State, Transportation, Ser. A, Rev.,
               5.00%, 07/01/05                                            4,302
                                                                        --------
                                                                         38,526
----------------------------------------------------------------------------------
             Total Long-Term Municipal Securities
             (Cost $677,038)                                            718,918
----------------------------------------------------------------------------------
      SHORT-TERM INVESTMENTS -- 3.8%
----------------------------------------------------------------------------------
             Municipal Securities -- 0.2%
             ----------------------------
             CALIFORNIA -- 0.2%
      100    California PCFA, PCR, OMS Equity Stanislaus
               Project, Resource Recovery, Rev., FRDO, 2.40%,
               09/04/01                                                     100
      200    Irvine Ranch, California, Water District, Capital
               Improvement Project, COP, FRDO, 2.30%, 09/04/01              200

                   See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)


  PRINCIPAL
   AMOUNT     ISSUER                                                      VALUE
----------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS -- CONTINUED
----------------------------------------------------------------------------------
             CALIFORNIA -- CONTINUED
  $ 1,000    Irvine Ranch, California, Water District, District
               No. 102, 103, 105 & 106, GO, FRDO, 2.30%, 09/04/01      $  1,000
      100    Irvine Ranch, California, Water District, District
               No. 105, 140, 240 & 250, GO, FRDO, 2.30%, 09/04/01           100
      100    Irvine Ranch, California, Water District, District
               No. 182, Ser. A, GO, FRDO, 2.30%, 09/04/01                   100
      100    Los Angeles, California, Regional Airports
               Improvement Corp., Los Angeles International
               Airport Terminal Facility, Rev., FRDO, 2.55%, 09/04/01       100
                                                                        --------
                                                                          1,600

             NEW YORK -- 0.0%
      100    Port Authority of New York & New Jersey, Special
               Obligation, Versatile Structure Obligation, Ser. 6,
               Rev., FRDO, 2.60%, 09/04/01                                  100
----------------------------------------------------------------------------------
             Total Municipal Securities
             (Cost $1,700)                                                1,700
----------------------------------------------------------------------------------
   SHARES
             Money Market Funds-- 3.6%
             -------------------------
   13,288    Provident Municipal Cash Money Market Fund                  13,288
   13,782    Provident Municipal Money Market Fund                       13,782
----------------------------------------------------------------------------------
             Total Money Market Funds
             (Cost $27,070)                                              27,070
----------------------------------------------------------------------------------
             Total Short-Term Investments
             (Cost $28,770)                                              28,770
----------------------------------------------------------------------------------
             Total Investments -- 100.0%
             (Cost $705,808)                                           $747,688
----------------------------------------------------------------------------------

                        See notes to financial statements.

JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS

As of August 31, 2001
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
----------------------------------------------------------------------------------------------
       Long-Term Municipal Securities-- 86.8%
                  New York-- 79.3%
      $2,000      Albany County, New York, Airport Authority, Rev.,
                    FSA, 5.30%, 12/15/15                                           $    2,122
       1,120      Allegany County, New York, IDA, Civic Facility,
                    Alfred University, Rev., MBIA, 5.25%, 08/01/11                      1,227
       1,175      Amherst, New York, IDA, Civic Facility, Faculty-Student
                    Housing Corp., Ser. A, Rev., AMBAC, 5.50%, 08/01/15                 1,302
       1,000      Amherst, New York, IDA, Civic Facility,
                    Faculty-Student Housing Corp., Ser. B, Rev., 5.50%,
                    08/01/15                                                            1,108
       1,290      Amherst, New York, IDA, Civic Facility,
                    Faculty-Student Housing, Ser. B, Rev., AMBAC,
                    5.75%, 08/01/15                                                     1,452
         150      Arkport, New York, Central School District, GO,
                    FSA, 5.20%, 06/15/09                                                  164
          50      Arkport, New York, Central School District, GO,
                    FSA, 5.20%, 06/15/10                                                   54
         500      Attica, New York, Central School District, GO, FSA,
                    5.00%, 06/15/15                                                       522
         420      Barker, New York, Central School District, GO,
                    AMBAC, 5.13%, 06/01/04                                                445
         480      Barker, New York, Central School District, GO,
                    AMBAC, 5.15%, 06/01/06                                                519
       2,000      Battery Park City Authority, New York, Ser. A,
                    Rev., AMBAC, 5.50%, 11/01/26                                        2,085
       1,040      Beacon, New York, City School District, GO, MBIA,
                    5.50%, 07/15/11                                                     1,164
         250      Brentwood, New York, Union Free School District,
                    GO, FSA, 5.63%, 06/15/11                                              281
         100      Brentwood, New York, Union Free School District,
                    GO, FSA, 5.63%, 06/15/12                                              112
         650      Brentwood, New York, Union Free School District,
                    GO, FSA, 5.63%, 06/15/13                                              723
       1,085      Brookhaven, New York, Public Improvement, GO,
                    AMBAC, 5.30%, 11/15/11                                              1,211
         590      Burnt Hills-Ballston Lake, New York, Central School
                    District, GO, FGIC, 5.40%, 07/15/16                                   636
         305      Burnt Hills-Ballston Lake, New York, Central School
                    District, GO, FGIC, 5.50%, 07/15/17                                   329
         375      Burnt Hills-Ballston Lake, New York, Central School
                    District, GO, FGIC, 5.50%, 07/15/18                                   403
         250      Chenango Forks, New York, Central School District,
                    GO, FGIC, 5.63%, 06/15/11                                             281
         850      Chenango Forks, New York, Central School District,
                    GO, FGIC, 5.70%, 06/15/12                                             957
       1,655      Cleveland Hill, New York, Union Free School
                    District, Cheektowaga, GO, FGIC, 5.50%, 10/15/13                    1,833
       1,730      Cleveland Hill, New York, Union Free School
                    District, Cheektowaga, GO, FGIC, 5.50%, 10/15/14                    1,902
         175      Colonie, New York, Public Improvement, Ser. B,
                    GO, 5.20%, 04/01/04                                                   185
         375      Colonie, New York, Public Improvement, Ser. B,
                    GO, 5.20%, 04/01/05                                                   401
         565      Dutchess County, New York, Public Improvement,
                    GO, +, 5.00%, 05/01/08                                                614

                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
----------------------------------------------------------------------------------------------
       Long Term Municipal Securities-- Continued
                  New York-- Continued
    $    185      East Meadow, New York, Fire District, GO, FSA,
                    5.30%, 04/01/04                                               $       196
         250      East Meadow, New York, Fire District, GO, FSA,
                    5.30%, 04/01/05                                                       268
         250      East Meadow, New York, Fire District, GO, FSA,
                    5.30%, 04/01/06                                                       271
         885      Erie County, New York, Public Improvement, GO,
                    FGIC, 6.00%, 01/15/05                                                 912
         855      Erie County, New York, Ser. B, GO, FGIC, 6.00%,
                    03/15/06                                                              887
       1,695      Erie County, New York, Water Authority,
                    Improvement & Extension, Rev., ^, 5.75%, 12/01/08                   1,860
       1,050      Goshen, New York, Central School District, GO,
                    FGIC, 5.00%, 06/15/16                                               1,118
       1,050      Goshen, New York, Central School District, GO,
                    FGIC, 5.00%, 06/15/17                                               1,111
       1,050      Goshen, New York, Central School District, GO,
                    FGIC, 5.00%, 06/15/18                                               1,105
       1,000      Goshen, New York, Central School District, GO,
                    FGIC, 5.00%, 06/15/19                                               1,046
         540      Gowanda, New York, Central School District, School
                    Improvement, GO, MBIA, 4.50%, 06/15/02                                549
         550      Gowanda, New York, Central School District, School
                    Improvement, GO, MBIA, 4.50%, 06/15/03                                568
         400      Gowanda, New York, Central School District, School
                    Improvement, GO, MBIA, 4.50%, 06/15/07                                422
         400      Gowanda, New York, Central School District, School
                    Improvement, GO, MBIA, 4.50%, 06/15/08                                421
         535      Gowanda, New York, Central School District, School
                    Improvement, GO, MBIA, 4.50%, 06/15/09                                562
         675      Gowanda, New York, Central School District, School
                    Improvement, GO, MBIA, 4.50%, 06/15/10                                707
         575      Gowanda, New York, Central School District, School
                    Improvement, GO, MBIA, 4.50%, 06/15/11                                600
       1,070      Lindenhurst, New York, Union Free School District,
                    GO, FGIC, 5.25%, 07/15/12                                           1,170
       1,295      Lindenhurst, New York, Union Free School District,
                    GO, FGIC, 5.25%, 07/15/16                                           1,385
       1,460      Lindenhurst, New York, Union Free School District,
                    GO, FGIC, 5.25%, 07/15/17                                           1,549
      10,000      Long Island Power Authority, New York, Electric
                    Systems, Ser. A, Rev, AMBAC, 5.25%, 12/01/05                       10,888
       3,000      Long Island Power Authority, New York, Electric
                    Systems, Ser. A, Rev., AMBAC, 5.50%, 12/01/08                       3,367
       5,000      Long Island Power Authority, New York, Electric
                    Systems, Ser. A, Rev., AMBAC, 5.50%, 12/01/11                       5,630
       9,000      Long Island Power Authority, New York, Electric
                    Systems, Ser. A, Rev., FSA, 5.50%, 12/01/12                        10,144
         240      Longwood Central School District at Middle Island,
                    New York, GO, FSA, 4.80%, 06/15/13                                    250
         525      Mahopac, New York, Central School District, Ser. B,
                    GO, MBIA, 5.60%, 06/15/14                                             586
         815      Mahopac, New York, Central School District, Ser. B,
                    GO, MBIA, 5.60%, 06/15/15                                             904

                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
----------------------------------------------------------------------------------------------
       Long Term Municipal Securities-- Continued
                  New York-- Continued
      $1,090      Massapequa, New York, Union Free School District,
                    Ser. A, GO, FSA, 5.38%, 06/15/09                               $    1,215
       2,180      Massapequa, New York, Union Free School District,
                    Ser. A, GO, FSA, 5.38%, 06/15/12                                    2,426
       2,485      Massapequa, New York, Union Free School District,
                    Ser. A, GO, FSA, 5.40%, 06/15/13                                    2,749
       3,135      Massapequa, New York, Union Free School District,
                    Ser. A, GO, FSA, 5.70%, 06/15/16                                    3,481
         500      Metropolitan Transportation Authority, New York,
                    Commuter Facilities, Ser. B, Rev., MBIA, 6.10%,
                    07/01/09                                                              584
       2,000      Metropolitan Transportation Authority, New York,
                    Dedicated Tax Fund, Ser. A, Rev., MBIA, 5.50%,
                    04/01/16                                                            2,136
       3,080      Metropolitan Transportation Authority, New York,
                    Transportation Facilities, Ser. A, Rev, MBIA, 5.50%,
                    07/01/08                                                            3,200
         510      Metropolitan Transportation Authority, New York,
                    Transportation Facilities, Ser. C, Rev., FSA, 5.25%,
                    07/01/10                                                              563
         550      Monroe County, New York, IDA, Public
                    Improvement, Canal Ponds Park, Ser. A, Rev.,
                    7.00%, 06/15/13                                                       578
         775      Monroe County, New York, Public Improvement,
                    GO, 4.50%, 06/01/10                                                   813
       1,230      Monroe County, New York, Public Improvement,
                    GO, 6.00%, 03/01/12                                                 1,439
       1,000      Monroe County, New York, Public Improvement,
                    GO, 6.00%, 03/01/14                                                 1,176
       1,000      Monroe County, New York, Public Improvement,
                    GO, 6.00%, 03/01/18                                                 1,171
       1,000      Monroe County, New York, Public Improvement,
                    GO, 6.00%, 03/01/19                                                 1,168
       1,020      Monticello, New York, Central School District, GO,
                    FGIC, 5.63%, 06/15/06                                               1,131
       2,400      Municipal Assistance Corp. for New York City,
                    Ser. E, Rev., 6.00%, 07/01/05                                       2,655
       6,740      Municipal Assistance Corp. for New York City,
                    Ser. E, Rev., 6.00%, 07/01/06                                       7,572
       6,500      Municipal Assistance Corp. for New York City,
                    Ser. G, Rev., 6.00%, 07/01/08                                       7,419
       2,000      Nassau County, New York, General Improvement,
                    Ser. Q, GO, FGIC, 5.20%, 08/01/12                                   2,132
       2,010      Nassau County, New York, IDA, Civic Facility,
                    Hofstra University Project, Rev., MBIA, 5.00%,
                    07/01/03                                                            2,100
       1,705      Nassau County, New York, IDA, Civic Facility,
                    Hofstra University Project, Rev., MBIA, 5.00%,
                    07/01/06                                                            1,845
       4,740      Nassau County, New York, IDA, Civic Facility,
                    Hofstra University Project, Rev., MBIA, 5.25%,
                    07/01/09                                                            5,235
       1,000      Nassau County, New York, Ser. E, GO, 7.00%,
                    03/01/04                                                            1,085

                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
----------------------------------------------------------------------------------------------
       Long Term Municipal Securities-- Continued
                  New York-- Continued
      $  415      New York City, New York, IDA, Civic Facility, Mt.
                    St. Vincent College, Rev., 7.00%, 05/01/08                    $       440
       1,000      New York City, New York, IDA, Civic Facility,
                    New School for Social Research, Ser. A, Rev., MBIA,
                    5.75%, 09/01/15                                                     1,071
       1,430      New York City, New York, IDA, Civic Facility,
                    New York Blood Center Inc. Project, Rev., ^, 7.20%,
                    05/01/04                                                            1,593
       1,380      New York City, New York, IDA, Civic Facility,
                    Polytechnic University Project, Rev., 5.00%,
                    11/01/04                                                            1,434
       1,435      New York City, New York, IDA, Civic Facility,
                    Polytechnic University Project, Rev., 5.13%,
                    11/01/06                                                            1,506
       1,500      New York City, New York, IDA, Civic Facility,
                    YMCA Greater New York Project, Rev., 5.80%,
                    08/01/16                                                            1,537
       3,010      New York City, New York, IDA, IDR, Brooklyn
                    Navy Yard Cogen Partners Project, Rev., 6.20%,
                    10/01/22                                                            3,228
       3,000      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. A,
                    Rev., FGIC, 5.75%, 06/15/31                                         3,224
       3,000      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. D,
                    Rev, 5.50%, 06/15/10                                                3,366
         500      New York City, New York, Ser. A, GO, ^, 6.10%,
                    08/01/02                                                              516
       1,000      New York City, New York, Ser. A, GO, 6.25%,
                    08/01/03                                                            1,047
         495      New York City, New York, Ser. A, GO, ^, 6.38%,
                    08/01/02                                                              520
       1,005      New York City, New York, Ser. A, GO, 6.38%,
                    08/01/05                                                            1,054
          60      New York City, New York, Ser. D, GO, ^, 7.65%,
                    02/01/02                                                               62
       2,500      New York City, New York, Ser. E, GO, FGIC,
                    6.00%, 08/01/07                                                     2,826
       1,410      New York City, New York, Ser. F, GO, 5.25%,
                    08/01/05                                                            1,520
       2,000      New York City, New York, Ser. F, GO, 5.75%,
                    02/01/12                                                            2,159
         200      New York City, New York, Ser. F, GO, ^, 8.25%,
                    11/15/01                                                              205
         200      New York City, New York, Ser. F, GO, 8.25%,
                    11/15/02                                                              205
       1,250      New York City, New York, Ser. G, GO, 5.75%,
                    02/01/04                                                            1,332
       1,000      New York City, New York, Ser. G, GO, FSA,
                    5.00%, 08/01/14                                                     1,046
          75      New York City, New York, Ser. H, GO, 6.88%,
                    02/01/02                                                               76
         460      New York City, New York, Ser. H, GO, ^, 7.00%,
                    02/01/02                                                              476

                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
----------------------------------------------------------------------------------------------
       Long Term Municipal Securities-- Continued
                  New York-- Continued
    $     40      New York City, New York, Ser. H, GO, 7.00%,
                    02/01/06                                                     $         41
         980      New York City, New York, Ser. H, GO, ^, 7.10%,
                    02/01/02                                                            1,014
          20      New York City, New York, Ser. H, GO, ^, 7.10%,
                    02/01/12                                                               21
       1,000      New York City, New York, Transit Authority,
                    Metropolitan Transportation Authority, Triborough,
                    Ser. A, COP, AMBAC, 5.63%, 01/01/12                                 1,126
       3,060      New York City, New York, Transitional Finance
                    Authority, Future Tax Secured, Ser. A, Rev., 5.00%,
                    05/01/07                                                            3,310
       4,575      New York City, New York, Transitional Finance
                    Authority, Future Tax Secured, Ser. A, Rev., 5.00%,
                    11/15/09                                                            4,979
       1,700      New York City, New York, Transitional Finance
                    Authority, Future Tax Secured, Ser. A, Rev., 5.50%,
                    02/15/08                                                            1,886
       3,900      New York City, New York, Transitional Finance
                    Authority, New York, Future Tax Secured, Ser. B,
                    Rev., 5.50%, 02/01/13                                               4,346
       1,550      New York City, New York, Trust Cultural
                    Resources, Museum of Modern Art, Ser. A, Rev.,
                    AMBAC, 5.40%, 01/01/12                                              1,620
       1,000      New York Convention Center, Operating Corp.,
                    Yale Building Acquisition Project, COP, 6.50%,
                    12/01/04                                                            1,028
         100      New York State, Dorm Authority, Canisius College,
                    Rev., MBIA, 4.75%, 07/01/12                                           106
         525      New York State, Dorm Authority, Canisius College,
                    Rev., MBIA, 4.85%, 07/01/13                                           553
         215      New York State, Dorm Authority, Canisius College,
                    Rev., MBIA, 4.95%, 07/01/14                                           225
         230      New York State, Dorm Authority, Canisius College,
                    Rev., MBIA, 5.00%, 07/01/15                                           240
       1,000      New York State, Dorm Authority, City University
                    System, 3rd General Reserve, Ser. 1, Rev., AMBAC,
                     5.25%, 07/01/08                                                    1,077
       2,500      New York State, Dorm Authority, City University
                    System, 3rd General Reserve, Ser. 2, Rev., FSA,
                    5.38%, 07/01/13                                                     2,710
       3,565      New York State, Dorm Authority, City University
                    System, Ser. A, Rev., FSA, 5.75%, 07/01/13                          4,094
       2,000      New York State, Dorm Authority, City University
                    System, Ser. B, Rev., FGIC, 5.75%, 07/01/07                         2,249
       2,470      New York State, Dorm Authority, City University
                    System, Ser. D, Rev., FGIC, 7.00%, 07/01/09                         2,858
       3,080      New York State, Dorm Authority, City University
                    System, Ser. D, Rev., FSA, 7.00%, 07/01/09                          3,546
       1,545      New York State, Dorm Authority, City University
                    System, Ser. D, Special Obligation, MBIA-IBC,
                    5.75%, 07/01/06                                                     1,719
       1,000      New York State, Dorm Authority, Lenox Hill
                    Hospital, Rev., 5.00%, 07/01/06                                     1,064

                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
----------------------------------------------------------------------------------------------
       Long Term Municipal Securities-- Continued
                  New York-- Continued
      $1,330      New York State, Dorm Authority, Lenox Hill
                    Hospital, Rev., 5.00%, 07/01/07                                $    1,418
       1,000      New York State, Dorm Authority, Lenox Hill
                    Hospital, Rev., 5.25%, 07/01/08                                     1,080
         470      New York State, Dorm Authority, Long Island
                    University, Rev., 5.00%, 09/01/12                                     503
       1,020      New York State, Dorm Authority, Long Island
                    University, Rev., 5.13%, 09/01/10                                   1,113
       1,000      New York State, Dorm Authority, Long Island
                    University, Rev., 5.25%, 09/01/11                                   1,102
       1,000      New York State, Dorm Authority, Memorial Sloan
                    Kettering Cancer Center, Ser. C, Rev., MBIA,
                    5.50%, 07/01/09                                                     1,116
       1,000      New York State, Dorm Authority, Memorial Sloan
                    Kettering Cancer Center, Ser. C, Rev., MBIA,
                    5.50%, 07/01/23                                                     1,101
         465      New York State, Dorm Authority, Mental Health
                    Services, Facilities Improvement, Ser. B, Rev.,
                    MBIA, 5.50%, 02/15/12                                                 515
       1,665      New York State, Dorm Authority, Mental Health
                    Services, Facilities Improvement, Ser. B, Rev.,
                    MBIA, 5.60%, 08/15/13                                               1,843
       2,000      New York State, Dorm Authority, New York
                    University, Ser. A, Rev., MBIA, 5.75%, 07/01/09                     2,277
       1,000      New York State, Dorm Authority, New York
                    University, Ser. A, Rev., MBIA, 5.75%, 07/01/15                     1,152
       3,500      New York State, Dorm Authority, New York
                    University, Ser. A, Rev., MBIA, 5.75%, 07/01/16                     4,023
         490      New York State, Dorm Authority, Nursing Home,
                    Ser. A, Rev., MBIA-FHA, 5.50%, 08/01/20                               520
       2,015      New York State, Dorm Authority, Rockefeller
                    University, Rev., 5.00%, 07/01/12                                   2,151
         425      New York State, Dorm Authority, Ser. C, Rev., ^,
                    7.38%, 05/15/09                                                       538
       1,575      New York State, Dorm Authority, Ser. C, Rev.,
                    7.38%, 05/15/10                                                     1,863
       1,105      New York State, Dorm Authority, Special Act School
                    Districts Program, Rev., MBIA, 5.30%, 07/01/11                      1,216
       2,065      New York State, Dorm Authority, State Service
                    Contract, Albany County, Rev., 5.25%, 04/01/12                      2,212
         340      New York State, Dorm Authority, State Service
                    Contract, Albany County, Rev., 5.50%, 04/01/08                        377
       1,380      New York State, Dorm Authority, State University
                    Educational Facilities, Ser. A, Rev., FGIC, 5.50%,
                    05/15/06                                                            1,519
       6,500      New York State, Dorm Authority, State University
                    Educational Facilities, Ser. A, Rev., FGIC, 5.50%,
                    05/15/13                                                            7,326
       5,000      New York State, Energy Research & Development
                    Authority, PCR, New York State Electric and Gas
                    Corp., Ser. E, Rev., MBIA, 5.90%, 12/01/06                          5,650
       7,200      New York State, Environmental Facilities Corp.,
                    PCR, State Water Revolving Fund, New York City
                    Municipal Water, Rev., @, 5.75%, 06/15/12                           8,281

                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
----------------------------------------------------------------------------------------------
       Long Term Municipal Securities-- Continued
                  New York-- Continued
      $5,415      New York State, Environmental Facilities Corp.,
                    PCR, State Water Revolving Fund, Ser. E, Rev., @,
                    MBIA, 6.00%, 06/15/12                                          $    6,356
       1,000      New York State, GO, 2.75%, 07/01/04                                     996
       1,155      New York State, Housing Finance Agency, Health
                    Facilities, Monroe County, Ser. A, Rev., 7.63%,
                    05/01/05                                                            1,176
         300      New York State, Housing Finance Agency,
                    Multi-Family Housing, Ser. A, Rev., 6.95%, 08/15/12                   312
         270      New York State, Housing Finance Agency, Rev.,
                    8.00%, 11/01/08                                                       277
         650      New York State, Housing Finance Agency, Service
                    Contract Obligation, Ser. A, Rev., ^, 7.38%, 03/15/02                 680
       1,550      New York State, Housing Finance Agency, State
                    University Construction, Ser. A, Rev., ^, 8.00%,
                    05/01/11                                                            1,984
          65      New York State, Medical Care Facilities Finance
                    Agency, Mortgage Project, Ser. A, Rev., MBIA-IBC,
                    5.40%, 08/15/04                                                        70
       1,000      New York State, Municipal Bond Bank Agency,
                    Special Program, Buffalo, Ser. A, Rev., 6.88%,
                    03/15/06                                                            1,023
       5,000      New York State, Thruway Authority, Highway &
                    Bridge Trust Fund, Ser. A, Rev., FGIC, 5.25%, 04/01/08              5,498
       3,000      New York State, Thruway Authority, Ser. D, Rev.,
                    5.25%, 01/01/21                                                     3,084
       6,315      New York State, Thruway Authority, Service
                    Contract, Local Highway & Bridge, 6.00%, 04/01/11                   7,155
       5,930      New York State, Thruway Authority, Service
                    Contract, Local Highway & Bridge, Ser. A-2, Rev.,
                    MBIA, 5.38%, 04/01/10                                               6,508
       1,490      New York State, Urban Development Corp.,
                    Community Enhancement Facilities, Ser. A, Rev.,
                    5.00%, 04/01/03                                                     1,545
          50      New York State, Urban Development Corp.,
                    Correctional Facilities Service Contract, Ser. D,
                    Rev., FSA, 5.00%, 01/01/14                                             53
         250      New York State, Urban Development Corp., Youth
                    Facilities Services Contract, Ser. B, Rev., 5.60%,
                    04/01/11                                                              281
          95      New York State, Urban Development Corp., Youth
                    Facilities Services Contract, Ser. B, Rev., 5.88%,
                    04/01/14                                                              106
         515      Niagara, New York, Frontier Transportation
                    Authority, Greater Buffalo International Airport,
                    Ser. B, Rev., @, AMBAC, 5.75%, 04/01/04                               550
         415      North Shore, New York, Central School District,
                    Ser. A, GO, MBIA, 4.50%, 12/01/02                                     426
         445      North Shore, New York, Central School District,
                    Ser. A, GO, MBIA, 4.50%, 12/01/04                                     470
         200      North Shore, New York, Central School District,
                    Ser. A, GO, MBIA, 4.50%, 12/01/05                                     212
         520      North Shore, New York, Central School District,
                    Ser. A, GO, MBIA, 4.50%, 12/01/08                                     553

                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
----------------------------------------------------------------------------------------------
       Long Term Municipal Securities-- Continued
                  New York-- Continued
     $   540      North Shore, New York, Central School District,
                    Ser. A, GO, MBIA, 4.50%, 12/01/09                             $       572
         565      North Shore, New York, Central School District,
                    Ser. A, GO, MBIA, 4.50%, 12/01/10                                     596
         555      North Shore, New York, Central School District,
                    Ser. A, GO, MBIA, 4.50%, 12/01/11                                     582
       1,045      Oneida County, New York, GO, FGIC, 5.50%,
                    03/15/11                                                            1,175
       1,000      Oneida-Herkimer, New York, Solid Waste
                    Management Authority, Solid Waste Systems,
                    Rev., FSA, 5.50%, 04/01/11                                          1,110
       3,000      Port Authority of New York & New Jersey, Special
                    Obligation, 3rd Installment, Special Project, Ser. 4,
                    Rev., 7.00%, 10/01/07                                               3,241
         275      Randolph, New York, Central School District, GO,
                    FGIC, 5.00%, 06/15/06                                                 298
       2,180      Rochester, New York, Ser. A, GO, AMBAC, 5.70%,
                    08/15/04                                                            2,368
         520      Rondout Valley, New York, Central School District,
                    Ser. A, GO, FSA, 5.13%, 03/01/17                                      544
         965      Rondout Valley, New York, Central School District,
                    Ser. A, GO, FSA, 5.25%, 03/01/18                                    1,015
         930      Rondout Valley, New York, Central School District,
                    Ser. A, GO, FSA, 5.25%, 03/01/19                                      974
       1,050      Scotia Glenville, New York, Central School District,
                    GO, FGIC, 5.40%, 06/15/12                                           1,160
       1,050      Scotia Glenville, New York, Central School District,
                    GO, FGIC, 5.50%, 06/15/13                                           1,159
       1,025      Scotia Glenville, New York, Central School District,
                    GO, FGIC, 5.50%, 06/15/14                                           1,124
         275      Shenendehowa, New York, Central School District,
                    Clifton Park, GO, FSA, 5.50%, 07/15/11                                310
         500      Stillwater, New York, Central School District, GO,
                    MBIA, 5.20%, 06/15/11                                                 543
       1,780      Suffolk County, New York, Public Improvement,
                    Ser. C, GO, FGIC, 5.10%, 11/01/02                                   1,834
       5,000      Suffolk County, New York, Southwest Sewer
                    District, GO, MBIA, 6.00%, 02/01/05                                 5,485
       1,065      Sullivan County, New York, Public Improvement,
                    GO, MBIA, 5.00%, 03/15/08                                           1,113
       7,125      Triborough Bridge & Tunnel Authority, New York,
                    General Purpose, Ser. Y, Rev., @, 6.00%, 01/01/12                   8,308
       1,000      Utica, New York, IDA, Civic Facility, Munson
                    William Porter Institute, Rev., 5.40%, 07/15/30                     1,023
         440      Utica, New York, Public Improvement, GO, 6.00%,
                    01/15/03                                                              456
         465      Utica, New York, Public Improvement, GO, 6.00%,
                    01/15/04                                                              491
         700      Utica, New York, Public Improvement, GO, 6.00%,
                    01/15/11                                                              771
         675      Utica, New York, Public Improvement, GO, 6.00%,
                    01/15/12                                                              740
         295      Utica, New York, Public Improvement, GO, 6.10%,
                    01/15/13                                                              324

                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
----------------------------------------------------------------------------------------------
       Long Term Municipal Securities-- Continued
                  New York-- Continued
     $   295      Utica, New York, Public Improvement, GO, 6.20%,
                    01/15/14                                                      $       325
         320      Utica, New York, Public Improvement, GO, 6.25%,
                    01/15/15                                                              352
         565      Warwick Valley, New York, Central School District,
                    GO, FSA, 5.50%, 01/15/14                                              621
         600      Watertown, New York, City School District, GO,
                    FSA, 5.63%, 06/15/16                                                  655
       1,365      Watertown, New York, City School District, GO,
                    FSA, 5.63%, 06/15/17                                                1,484
       1,245      Watertown, New York, City School District, GO,
                    FSA, 5.63%, 06/15/18                                                1,347
       1,150      Westchester County, New York, GO, ^, 6.70%,
                    11/01/06                                                            1,350
         170      Westchester County, New York, IDA, AGR Realty
                    Co. Project, Rev., ^, 5.75%, 01/01/02                                 171
       2,000      Westchester County, New York, IDA, Civic
                    Facility, Children's Village Project, Ser. A, Rev.,
                    5.30%, 03/15/14                                                     2,113
         985      Westchester County, New York, IDA, Civic
                    Facility, Rippowam-Cisqua School Project, Rev.,
                    5.75%, 06/01/29                                                       993
       2,000      Westchester County, New York, IDA, Resource
                    Recovery, Resco Co. Project, Ser. A, Rev., AMBAC,
                    5.70%, 07/01/08                                                     2,161
         250      William Floyd Union Free School District of the
                    Mastics-Moriches-Shirley, New York, Ser. B, GO,
                    MBIA, 4.50%, 06/15/05                                                 264
       1,705      William Floyd Union Free School District of the
                    Mastics-Moriches-Shirley, New York, Ser. B, GO,
                    MBIA, 4.63%, 06/15/08                                               1,821
       1,000      Windsor, New York, Central School District, GO,
                    FGIC, 5.50%, 06/15/13                                               1,108
       1,170      Windsor, New York, Central School District, GO,
                    FGIC, 5.50%, 06/15/14                                               1,287
         650      Windsor, New York, Central School District, GO,
                    FGIC, 5.50%, 06/15/15                                                 711
                                                                                      -------
                                                                                      336,926
                  Puerto Rico-- 4.1%
         160      Puerto Rico Commonwealth, Infrastructure
                    Financing Authority, Special Obligation, Ser. A, ^,
                    4.75%, 10/01/12                                                       170
       3,500      Puerto Rico Commonwealth, Public Improvement,
                    GO, ^, 6.00%, 07/01/05                                              3,945
       4,390      Puerto Rico Electric Power Authority, Ser. AA, Rev.,
                    MBIA, 5.40%, 07/01/13                                               4,750
       1,250      Puerto Rico Electric Power Authority, Ser. AA, Rev.,
                    MBIA, 6.25%, 07/01/10                                               1,482
       1,000      Puerto Rico Electric Power Authority, Ser. DD,
                    Rev., FSA, 5.00%, 07/01/11                                          1,079
       1,300      Puerto Rico Electric Power Authority, Ser. HH,
                    Rev., FSA, 5.50%, 07/01/10                                          1,469
       1,800      Puerto Rico Electric Power Authority, Ser. X, Rev.,
                    6.00%, 07/01/11                                                     1,965

                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
----------------------------------------------------------------------------------------------
       Long Term Municipal Securities-- Continued
                  Puerto Rico-- Continued
      $1,000      Puerto Rico Municipal Finance Agency, Ser. A, GO,
                    5.00%, 08/01/02                                                $    1,023
       1,500      Puerto Rico Municipal Finance Agency, Ser. A, GO,
                    FSA, 6.00%, 08/01/15                                                1,703
                                                                                   ----------
                                                                                       17,586
                  Virgin Islands-- 3.4%
       1,390      Virgin Islands Public Finance Authority, Gross
                    Receipts, Taxes Lien Notes, Ser. A, Rev., 5.00%,
                    10/01/03                                                            1,432
       1,090      Virgin Islands Public Finance Authority, Gross
                    Receipts, Taxes Lien Notes, Ser. A, Rev., 5.25%,
                    10/01/01                                                            1,092
       1,000      Virgin Islands Public Finance Authority, Gross
                    Receipts, Taxes Lien Notes, Ser. A, Rev., 5.50%,
                    10/01/02                                                            1,024
       4,000      Virgin Islands Public Finance Authority, Gross
                    Receipts, Taxes Lien Notes, Ser. A, Rev., 6.38%,
                    10/01/19                                                            4,350
       1,150      Virgin Islands Public Finance Authority, Matching
                    Fund Lien Notes, Ser. A, Rev., ^, 7.25%, 10/01/02                   1,231
       2,000      Virgin Islands Public Finance Authority, Senior Lien,
                    Fund Lien Notes, Ser. C, Rev., 5.00%, 10/01/01                      2,003
       3,075      Virgin Islands Public Finance Authority, Senior Lien,
                    Fund Lien Notes, Ser. C, Rev., 5.00%, 10/01/02                      3,136
                                                                                   ----------
                                                                                       14,268
                                                                                   ----------
                  Total Long-Term Municipal Securities                                368,780
                  (Cost $344,727)
                                                                                   ----------
       Short-Term Investments -- 13.2%
                  Municipal Securities -- 11.9%
                  New York -- 11.9%
       4,000      New York City, New York, Housing Development
                    Corp., Multi-Family Housing, Carnegie Park, Ser. A,
                    Rev., FRDO, 1.80%, 09/05/01                                         4,000
       5,000      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. A, Rev.,
                    FRDO, FGIC, 2.40%, 09/04/01                                         5,000
       1,050      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. C, Rev.,
                    FRDO, FGIC, 2.40%, 09/04/01                                         1,050
       4,400      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. C, Rev.,
                    FRDO, FGIC, 2.40%, 09/04/01                                         4,400
       8,000      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. F-1, Rev.,
                    FRDO, 2.40%, 09/04/01                                               8,000
       7,000      New York City, New York, Municipal Water Finance
                    Authority, Water & Sewer Systems, Ser. G, Rev.,
                    FRDO, FGIC, 2.45%, 09/04/01                                         7,000

                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
----------------------------------------------------------------------------------------------
       Short-Term Investments-- Continued
                  New York-- Continued
     $   300      New York City, New York, Ser. B, Sub. Ser. B-4,
                    GO, FRDO, MBIA, 2.40%, 09/04/01                               $       300
       4,500      New York City, New York, Sub Ser. A-4, GO,
                    FRDO, 2.40%, 09/04/01                                               4,500
         800      New York City, New York, Sub. Ser. A-5, GO,
                    FRDO, 2.40%, 09/04/01                                                 800
      13,900      New York City, New York, Transitional Finance
                    Authority, Future Tax Secured, Ser. B, Rev., FRDO,
                    2.40%, 09/04/01                                                    13,900
       1,000      New York State, Energy Research & Development
                    Authority, PCR, Rochester Gas & Electric Corp.,
                    Ser. C, Rev., FRDO, MBIA, 1.75%, 09/05/01                           1,000
         400      New York State, Thruway Authority, Floating Rate
                    Receipts, Ser. SGA-119, FRDO, 2.60%, 09/04/01                         400
                                                                                   ----------
                                                                                       50,350
                                                                                   ----------
                  Total Municipal Securities                                           50,350
                  (Cost $50,350)
                                                                                   ----------
      Shares
                  Money Market Fund -- 1.3%
       5,366      Provident New York Money Market Fund                                  5,366
                  (Cost $5,366)
                                                                                   ----------
                  Total Short-Term Investments                                         55,716
                  (Cost $55,716)
                                                                                   ----------
                  Total Investments-- 100.0%                                         $424,496
                  (Cost $400,443)
                                                                                   ----------

                       See notes to financial statements.

JPMorgan NEW JERSEY TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS

As of August 31, 2001
(Amounts in Thousands)


   PRINCIPAL
    AMOUNT      ISSUER                                                     VALUE
    LONG-TERM MUNICIPAL SECURITIES -- 98.7%
                NEW JERSEY -- 87.7%
    $1,160      Atlantic City, New Jersey, GO, FSA, 5.00%,
                 12/15/10                                               $  1,255
       965      Bayonne, New Jersey, GO, AMBAC, 5.00%,
                 07/15/04                                                  1,022
       395      Bayshore Regional Sewer Authority, New Jersey,
                 Rev., MBIA, 5.50%, 04/01/12                                 426
       335      Bloomfield Township, New Jersey, GO, FGIC, 5.20%,
                 06/15/11                                                    363
       260      Bloomfield Township, New Jersey, GO, FGIC, 5.20%,
                 06/15/12                                                    280
        50      Brick Township, New Jersey, Improvement, GO, FSA,
                 5.40%, 05/01/07                                              55
       250      Camden County, New Jersey, Improvement Authority,
                 Health Systems, Catholic Health East, Ser. B, Rev.,
                 AMBAC, 5.25%, 11/15/12                                      271
     1,625      Cherry Hill Township, New Jersey, School District,
                 GO, 4.70%, 02/15/08                                       1,720
       345      Cinnaminson Township, New Jersey, School
                 District, GO, FGIC, 5.20%, 08/01/10                         377
       100      Colts Neck Township, New Jersey, Board of
                 Education, Ser. B, GO, MBIA, ^, 6.63%, 01/01/05             113
       600      Delaware River & Bay Authority, Delaware &
                 New Jersey, Rev., FGIC, 5.20%, 01/01/10                     640
     1,700      Delaware River Port Authority of Pennsylvania &
                 New Jersey, Port District Project, Ser. B, Rev., FSA,
                 5.70%, 01/01/21                                           1,843
       100      Deptford Township, New Jersey, Municipal Utilities
                 Authority, Rev., AMBAC, 4.88%, 02/01/10                     107
       315      Deptford Township, New Jersey, Municipal Utilities
                 Authority, Rev., AMBAC, 5.00%, 02/01/12                     335
       350      Deptford Township, New Jersey, Municipal Utilities
                 Authority, Rev., AMBAC, 5.25%, 02/01/14                     375
       360      East Orange, New Jersey, Water Utilities, GO,
                 AMBAC, 5.50%, 06/15/05                                      391
       570      Edison Township, New Jersey, School District,
                 GO, 6.50%, 06/01/04                                         623
     1,120      Egg Harbor Township, New Jersey, School District,
                 GO, FGIC, 5.00%, 07/15/16                                 1,173
     2,500      Essex County, New Jersey, General Improvement,
                 GO, FGIC, 4.50%, 06/01/11                                 2,584
     1,385      Ewing Township, New Jersey, School District,
                 School Bonds, GO, FGIC, 5.30%, 08/01/09                   1,513
       205      Galloway Township, New Jersey, GO, AMBAC, +,
                 4.50%, 11/01/12                                             212
       320      Galloway Township, New Jersey, GO, AMBAC, +,
                 4.50%, 11/01/14                                             325
       315      Galloway Township, New Jersey, GO, AMBAC, +,
                 4.75%, 11/01/16                                             323
       300      Galloway Township, New Jersey, GO, AMBAC, +,
                 5.00%, 11/01/06                                             324
       500      Galloway Township, New Jersey, GO, AMBAC, +,
                 5.00%, 11/01/09                                             542

                      See notes to financial statements.


   PRINCIPAL
    AMOUNT      ISSUER                                                     VALUE
                LONG TERM MUNICIPAL SECURITIES -- CONTINUED
                NEW JERSEY -- CONTINUED
    $  300      Galloway Township, New Jersey, GO, AMBAC, +,
                 5.00%, 11/01/10                                       $     325
       160      Gloucester County, New Jersey, Improvement
                 Authority, County Guaranteed, Ser. A, Rev., MBIA,
                 5.35%, 08/01/09                                             177
       220      Gloucester County, New Jersey, Improvement
                 Authority, County Guaranteed, Ser. A, Rev., MBIA,
                 5.55%, 08/01/12                                             245
       225      Gloucester County, New Jersey, Improvement
                 Authority, County Guaranteed, Ser. A, Rev., MBIA,
                 5.70%, 08/01/15                                             250
     1,140      Hamilton Township, Atlantic County, New Jersey,
                 School District, GO, FGIC, 5.88%, 12/15/07                1,196
       220      Hawthorne, New Jersey, General Improvement, GO,
                 FGIC, 5.00%, 10/01/08                                       240
       220      Hawthorne, New Jersey, General Improvement, GO,
                 FGIC, 5.00%, 10/01/09                                       240
       220      Hawthorne, New Jersey, General Improvement, GO,
                 FGIC, 5.00%, 10/01/10                                       240
       220      Hawthorne, New Jersey, General Improvement, GO,
                 FGIC, 5.00%, 10/01/12                                       236
       130      Hawthorne, New Jersey, General Improvement, GO,
                 FGIC, 5.00%, 10/01/13                                       139
       500      Hunterdon, New Jersey, Central Regional High
                 School District, GO, FSA, 5.40%, 05/01/09                   536
       430      Lodi, New Jersey, GO, AMBAC, 4.00%, 10/01/04                 443
       525      Lodi, New Jersey, GO, AMBAC, 4.00%, 10/01/06                 542
       100      Long Hill Township, New Jersey, GO, 5.15%,
                 08/15/06                                                    109
       275      Long Hill Township, New Jersey, GO, 5.15%,
                08/15/07                                                     300
       275      Long Hill Township, New Jersey, GO, 5.15%,
                 08/15/08                                                    300
       380      Lopatcong Township, New Jersey, Board of
                 Education, GO, FSA, 5.63%, 07/15/13                         426
       400      Lopatcong Township, New Jersey, Board of
                 Education, GO, FSA, 5.70%, 07/15/16                         450
       500      Lopatcong Township, New Jersey, Board of
                 Education, GO, FSA, 5.70%, 07/15/23                         563
       100      Mainland, New Jersey, Regional High School
                 District, GO, 5.20%, 11/15/06                               109
       105      Mainland, New Jersey, Regional High School
                 District, GO, 5.20%, 11/15/07                               115
       110      Mainland, New Jersey, Regional High School
                 District, GO, 5.25%, 11/15/08                               121
       110      Mainland, New Jersey, Regional High School
                 District, GO, 5.25%, 11/15/09                               121
       115      Mainland, New Jersey, Regional High School
                 District, GO, 5.25%, 11/15/10                               126
       120      Mainland, New Jersey, Regional High School
                 District, GO, 5.25%, 11/15/11                               131
     1,460      Marlboro Township, New Jersey, Board of Education,
                 GO, FSA, 5.00%, 07/15/06                                  1,574


                    See notes to financial statements.


   PRINCIPAL
    AMOUNT      ISSUER                                                     VALUE
   LONG TERM MUNICIPAL SECURITIES -- CONTINUED
                NEW JERSEY -- CONTINUED
   $   400      Medford Township, New Jersey, GO, FGIC, 5.30%,
                 07/15/09                                              $     443
     2,000      Middletown Township, New Jersey, Board of
                 Education, GO, ^, MBIA, 5.85%, 08/01/07                   2,250
       350      Monmouth County, New Jersey, Improvement
                 Authority, Governmental Loan, Rev., AMBAC, 4.95%,
                 12/01/11                                                    376
     1,050      Monmouth County, New Jersey, Improvement
                 Authority, Governmental Loan, Rev., AMBAC, 5.10%,
                 12/01/13                                                  1,124
       725      Monmouth County, New Jersey, Improvement
                 Authority, Governmental Loan, Rev., AMBAC, 5.20%,
                 12/01/14                                                    778
     2,065      Monmouth County, New Jersey, Improvement
                 Authority, Governmental Loan, Rev., AMBAC, 5.30%,
                 12/01/16                                                  2,207
       300      Montclair Township, New Jersey, GO, FSA, 5.40%,
                 01/15/08                                                    330
     1,710      New Jersey Economic Development Authority, Market
                 Transition Facility, Senior Lien, Ser. A, Rev., MBIA,
                 5.80%, 07/01/08                                           1,866
     1,200      New Jersey Economic Development Authority, Market
                 Transition Facility, Senior Lien, Ser. A, Rev., MBIA,
                 5.80%, 07/01/09                                           1,309
     1,105      New Jersey Economic Development Authority,
                 Municipal Loan Pool, Rev., FSA, 5.25%, 11/15/11           1,211
     1,160      New Jersey Economic Development Authority,
                 Municipal Loan Pool, Rev., FSA, 5.25%, 11/15/12           1,264
     1,060      New Jersey Economic Development Authority,
                 New Jersey Performing Arts Center Project, Ser. A,
                 Rev., AMBAC, 6.00%, 06/15/08                              1,206
       380      New Jersey Health Care Facilities, Financing
                 Authority, St. Elizabeth Hospital Obligation Group,
                 Rev., 6.00%, 07/01/14                                       374
       670      New Jersey Sports & Exposition Authority, Ser. A,
                 Rev., 6.50%, 03/01/07                                       696
       720      New Jersey State, Educational Facilities Authority,
                 Capital Improvement Fund, Ser. A, Rev., 5.00%,
                 09/01/08                                                    779
     2,545      New Jersey State, Educational Facilities Authority,
                 Drew University Issue, Ser. C, Rev., MBIA, 5.25%,
                 07/01/13                                                  2,729
       335      New Jersey State, Educational Facilities Authority,
                 Fairleigh Dickinson University, Ser. G, Rev., 4.88%,
                 07/01/04                                                    341
     1,000      New Jersey State, Educational Facilities Authority,
                 Fairleigh Dickinson University, Ser. G, Rev., @,
                 5.70%, 07/01/28                                             965
     1,000      New Jersey State, Educational Facilities Authority,
                 Princeton University, Ser. E, Rev., 5.25%, 07/01/13       1,084
     1,250      New Jersey State, Educational Facilities Authority,
                 Seton Hall University, Rev., AMBAC, 5.25%, 07/01/13       1,352
       400      New Jersey State, Ser. D, GO, 6.00%, 02/15/11                463

                      See notes to financial statements.


   PRINCIPAL
    AMOUNT      ISSUER                                                     VALUE
   LONG TERM MUNICIPAL SECURITIES -- CONTINUED
                NEW JERSEY -- CONTINUED
    $  110      New Jersey State, Transportation Trust Fund Authority,
                 Transportation  Systems, Ser. A, Rev.,
                 5.00%, 06/15/12                                       $     116
     1,000      New Jersey State, Transportation Trust Fund
                 Authority, Transportation Systems, Ser. A, Rev.,
                 5.75%, 06/15/16                                           1,143
     1,000      New Jersey State, Turnpike Authority, Ser. A, Rev.,
                 MBIA, 5.50%, 01/01/07                                     1,098
     1,000      New Jersey Wastewater Treatment Trust, Ser. D,
                 Rev., MBIA, 7.00%, 07/01/10                               1,230
     1,570      North Bergen Township, New Jersey, GO, AMBAC,
                 5.00%, 08/15/11                                           1,665
       130      North Brunswick Township, New Jersey, GO, FSA,
                 5.25%, 04/01/04                                             138
     1,140      North Jersey District Water Supply, Wanaque South
                 Project, Rev., MBIA, 5.50%, 07/01/03                      1,198
     1,140      Northwest Bergen County, New Jersey, Utilities
                 Authority, Utilities System, Rev., MBIA, 6.00%,
                 07/15/07                                                  1,212
     1,500      Port Authority of New York & New Jersey,
                 Consolidated Bonds 93rd Ser., Rev., 6.13%, 06/01/94       1,748
     1,435      Port Authority of New York & New Jersey,
                 Consolidated Bonds 114th Ser., Rev., 4.75%, 08/01/33      1,394
     1,475      Port Authority of New York & New Jersey, Special
                 Obligation, JFK International Airport Terminal #6,
                 Rev., MBIA, 6.25%, 12/01/08                               1,701
     2,755      Port Authority of New York & New Jersey, Special
                 Obligation, JFK International Airport Terminal #6,
                 Rev., @, MBIA, 6.25%, 12/01/09                            3,200
       305      Rahway, New Jersey, COP, MBIA, 5.00%, 02/15/06               328
       430      Rahway, New Jersey, COP, MBIA, 5.30%, 02/15/11               476
       495      Ridgefield, New Jersey, GO, MBIA, 6.20%, 03/15/04            536
        35      Summit, New Jersey, GO, 5.70%, 06/01/10                       39
     1,105      Summit, New Jersey, GO, 5.70%, 06/01/11                    1,241
     1,001      Union County, New Jersey, General Improvement,
                 GO, 4.75%, 12/15/15                                       1,022
       435      Union County, New Jersey, Improvement Authority,
                 Plainfield Board of Education Project, Rev., FGIC,
                 6.25%, 08/01/07                                             497
     1,465      West New York And New Jersey, Improvement, GO,
                 AMBAC, 4.75%, 08/15/05                                    1,555
     1,100      West Orange, New Jersey, GO, 5.45%, 02/15/15               1,183
     1,100      West Orange, New Jersey, GO, 5.45%, 02/15/16               1,176
                                                                        --------
                                                                          73,489
                PUERTO RICO -- 8.9%
     1,200      Puerto Rico Commonwealth, Highway &
                 Transportation Authority, Ser. W, Rev., @,
                 MBIA-IBC, 5.50%, 07/01/15                                 1,358
     3,000      Puerto Rico Commonwealth, Highway &
                 Transportation Authority, Ser. Y, Rev., MBIA-IBC,
                 5.00%, 07/01/36                                           3,032
     1,000      Puerto Rico Electric Power Authority, Ser. AA, REV.,
                 MBIA, 6.25%, 07/01/10                                     1,186

                      See notes to financial statements.


   PRINCIPAL
    AMOUNT      ISSUER                                                     VALUE
   LONG TERM MUNICIPAL SECURITIES -- CONTINUED
                PUERTO RICO -- CONTINUED
   $   750      Puerto Rico, Public Buildings Authority, Government
                 Facilities, Ser. B, Rev., AMBAC, 5.00%, 07/01/27      $     758
     1,000      University of Puerto Rico, Ser. O, Rev., MBIA, 5.75%,
                 06/01/17                                                  1,107
                                                                        --------
                                                                           7,441
                VIRGIN ISLANDS -- 2.1%
     1,155      Virgin Islands Public Finance Authority, Gross
                 Receipts, Tax Lien Notes, Ser. A, Rev., 5.50%,
                 10/01/02                                                  1,183
       500      Virgin Islands Public Finance Authority, Gross
                 Receipts, Tax Lien Notes, Ser. A, Rev., 6.38%,
                 10/01/19                                                    544
                                                                        --------
                                                                           1,727
                                                                        --------
                Total Long-Term Municipal Securities                      82,657
                (Cost $77,738)

      SHORT-TERM INVESTMENT -- 1.3%


    SHARES
                MONEY MARKET FUND -- 1.3%
     1,099      Blackrock New Jersey Municipal Money Market Fund           1,099
                (Cost $1,099)
                                                                        --------
                TOTAL INVESTMENTS -- 100.0%                              $83,756
                (Cost $78,837)

                      See notes to financial statements.

JPMORGAN CALIFORNIA INTERMEDIATE TAX FREE FUND
PORTFOLIO OF INVESTMENTS

As of August 31, 2001
(Amounts in Thousands)


   PRINCIPAL
    AMOUNT      ISSUER                                                     VALUE
    LONG TERM MUNICIPAL SECURITIES -- 92.4%
                CALIFORNIA -- 84.1%
   $   250      Alameda County, California, Ser. A, COP, MBIA,
                 5.38%, 12/01/09                                       $     282
       520      Bay Area Government Association, California, Bay
                 Area Rapid Transit, Capital Grant, Ser. A, GO,
                 AMBAC, 5.00%, 06/15/05                                      560
       250      Bell Community Redevelopment Agency, California,
                 Bell Redevelopment Project Area, Ser. B, Tax
                 Allocation, FSA, 6.30%, 11/01/13                            273
       310      Burlingame, California, Financing Authority, Rev.,
                 4.75%, 10/15/11                                             331
       140      California Educational Facilities Authority,
                 Dominican University, Rev., 4.85%, 12/01/06                 147
       750      California Educational Facilities Authority, Stanford
                 University, Ser. P, Rev., 5.25%, 12/01/13                   837
       300      California State, GO, ^, MBIA-IBC, 6.25%, 10/01/02           317
       490      Carson, California, Redevelopment Agency,
                 Redevelopment Project Area No. 1, Tax Allocation,
                 MBIA, 5.50%, 10/01/14                                       557
       350      Coachella Valley, California, Recreation & Park
                 District, Improvement Bond Act of 1915, Special
                 Assessment, MBIA, +, 4.63%, 09/02/10                        373
     1,850      Contra Costa, California, Water District, Ser. G, Rev.,
                 @, ^, 5.75%, 10/01/04                                     2,060
     1,000      Fallbrook, California, Unified High School District,
                 San Diego County, GO, FGIC, 5.38%, 09/01/12               1,122
       700      Foothill/Eastern Corridor Agency, California Toll
                 Road, Rev., 5.00%, 01/15/06                                 744
       100      Fullerton University Foundation, California, Auxiliary
                 Organization, Ser. A, Rev., MBIA, 5.50%, 07/01/10           113
       100      Fullerton University Foundation, California, Auxiliary
                 Organization, Ser. A, Rev., MBIA, 5.50%, 07/01/11           113
       200      Golden West Schools Financing Authority,
                 California, Capital Appreciation, Ser. A, Rev., @,
                 0.00%, 02/01/12                                             128
       570      Golden West Schools Financing Authority,
                 California, Ser. A, Rev., MBIA, 5.80%, 02/01/16             660
       500      Los Angeles County, California, Community
                 Facilities District No. 3, Improvement Area B, Special
                 Tax, Ser. A, 5.63%, 09/01/11                                569
       500      Los Angeles, California, Department of Water &
                 Power, Power Systems, Ser. A-A-1, Rev., 5.25%,
                 07/01/04                                                    535
       125      Los Angeles, California, Unified School District,
                 Ser. A, GO, FGIC, 6.00%, 07/01/15                           148
       300      Metropolitan Water District, Southern California,
                 Waterworks, Ser. A, Rev., 5.25%, 07/01/10                   334
       600      Metropolitan Water District, Southern California,
                 Waterworks, Ser. A, Rev., 5.38%, 07/01/12                   675
       340      Northern California Power Agency, Public Power,
                 Ser. A, ^, AMBAC, 5.80%, 07/01/09                           395
       560      Northern California Power Agency, Public Power,
                 Ser. A, AMBAC, 5.80%, 07/01/09                              643

                      See notes to financial statements.


   PRINCIPAL
    AMOUNT      ISSUER                                                     VALUE
   LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
                CALIFORNIA -- CONTINUED
   $   425      Port Oakland, California, Ser. K, Rev., FGIC, 5.25%,
                 11/01/07                                              $     466
       360      Rancho, California, Water District Financing
                 Authority, Ser. A, Rev., FSA, 5.50%, 08/01/10               408
        35      Richmond, California, Wastewater, Rev., FGIC,
                 5.20%, 08/01/11                                              39
       250      Sacramento County, California, Sanitation District,
                 Financing Authority, Ser. A, Rev., 5.25%, 12/01/12          277
       150      Sacramento County, California, Sanitation District,
                 Financing Authority, Ser. A, Rev., 5.75%, 12/01/10          173
       900      Sacramento, California, Public Facilities Project,
         `       COP, 6.00%, 07/01/12                                        922
       500      San Francisco, California, City & County Public
                 Utilities Commission, Ser. A, Rev., 6.25%, 11/01/07         575
       190      San Juan, California, Unified School District, GO,
                 FSA, 5.25%, 08/01/09                                        212
       250      San Mateo County, California, Joint Powers Authority,
                 Capital Projects Program, Rev., MBIA, 6.50%,
                 07/01/15                                                    308
       275      Sanger, California, Unified School District, GO,
                 MBIA, 5.25%, 02/01/10                                       305
     1,000      Santa Clara County, California, Financing Authority,
                 Ser. A, Rev., AMBAC, 5.75%, 11/15/13                      1,162
     1,200      South Orange County, California, Public Financing
                 Authority, Special Tax, Senior Lien, Ser. A, MBIA,
                 6.20%, 09/01/13                                           1,305
     1,000      University of California, Medical Center, Rev.,
                 AMBAC, 10.00%, 07/01/06                                   1,301
       205      Ventura, California, Unified School District, Election
                 of 1997, Ser. E, GO, MBIA, 6.50%, 08/01/06                  237
       240      Ventura, California, Unified School District, Election
                 of 1997, Ser. E, GO, MBIA, 6.50%, 08/01/07                  282
                                                                        --------
                                                                          19,888
                PUERTO RICO -- 6.5%
       235      Children's Trust Fund, Puerto Rico, Tobacco
                 Settlement, Rev., 5.00%, 07/01/06                           246
       420      Puerto Rico Commonwealth, Highway &
                 Transportation Authority, Ser. W, Rev., MBIA-IBC,
                 5.50%, 07/01/15                                             475
       115      Puerto Rico Commonwealth, Public Improvement,
                 GO, 5.00%, 07/01/07                                         124
       125      Puerto Rico Electric Power Authority, Ser. Z, Rev.,
                 5.10%, 07/01/06                                             135
       500      Puerto Rico Municipal Finance Agency, Ser. A, GO,
                 FSA, 5.75%, 08/01/13                                        563
                                                                        --------
                                                                           1,543
                VIRGIN ISLANDS -- 1.8%
       400      Virgin Islands Public Finance Authority, Gross
                 Receipts, Taxes Lien Notes, Ser. A, Rev., 5.63%,
                 10/01/10                                                    432
                                                                        --------
                Total Long Term Municipal Securities
                 (Cost $20,386)                                           21,863

                      See notes to financial statements.


   PRINCIPAL
    AMOUNT      ISSUER                                                     VALUE
      SHORT-TERM INVESTMENTS -- 7.6%
                MUNICIPAL SECURITIES -- 5.5%
                CALIFORNIA -- 5.5%
   $   300      Irvine Ranch, California, Water District, Consolidated
                 Bonds, Rev., FRDO, 2.35%, 09/04/01                    $     300
       300      Irvine, California, Improvement Bond Act of 1915,
                 Assessment District No. 93-14, Special Assessment,
                 FRDO, 2.30%, 09/04/01                                       300
       500      Irvine, California, Improvement Bond Act of 1915,
                 Assessment District No. 97-16, Rev., FRDO, 2.35%,
                 09/04/01                                                    500
       100      Orange County, California, Ser. A, COP, FRDO,
                 2.35%, 09/04/01                                             100
       100      Western Riverside County, California, Regional
                 Wastewater Authority, Regional Wastewater
                 Treatment, Rev., FRDO, 2.35%, 09/04/01                      100
                                                                        --------
                Total Municipal Securities
                (Cost $1,300)                                              1,300


    Shares
                MONEY MARKET FUND -- 2.1%
       491      Provident California Money Market Fund
                (Cost $491)                                                  491
                                                                        --------
                Total Short-Term Investments
                (Cost ($1,791)                                             1,791
                                                                        --------
                Total Investments-- 100.0%
                (Cost $22,177)                                           $23,654


INDEX:

+       -- Delayed delivery security.
^       -- Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
@       -- All or a portion of the security is
           segregated for delayed delivery securities.
AMBAC   -- AMBAC Assurance Corp.
COP     --  Certificates of Participation.
Dorm    --  Dormitory.
FHA     --  Federal Housing Authority.
FGIC    --  Financial Guaranty Insurance Co.
FRDO    --  Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at August 31, 2001.
FSA     --  Financial Securities Assurance, Inc.
GO      --  General Obligation.
IBC     --  Insured Bond Certificates.
IDA     --  Industrial Development Agency.
IDR     --  Industrial Development Revenue.
MBIA    --  Municipal Bond Insurance Assoc.
PCFA    --  Pollution Control Financing Authority.
PCFFA   --  Pollution Control Facilities Financing Authority.
PCR     --  Pollution Control Revenue.
Rev.    --  Revenue Bond.
Ser.    --  Series.

                     See notes to financial statements.
                                    50

JPMORGAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES As of August 31, 2001

(Amounts in Thousands, Except Per Share Amounts)

                                                                                         NEW YORK
                                                                  INTERMEDIATE         INTERMEDIATE
                                                   TAX FREE         TAX FREE             TAX FREE
                                                 INCOME FUND      INCOME FUND          INCOME FUND
===================================================================================================
    ASSETS:
  Investment securities, at value                   $853,993        $747,688              $424,496
  Other assets                                             8               5                     2
  Receivables:
    Investment securities sold                        23,934           2,990                   --
    Interest                                          10,484           8,601                 4,609
    Fund shares sold                                     313              15                 4,252
---------------------------------------------------------------------------------------------------
        Total Assets                                 888,732         759,299               433,359
---------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Investment securities purchased                   20,219          26,431                   612
    Fund shares redeemed                                 363           1,454                   198
    Dividends                                          2,911           2,391                 1,008
  Accrued liabilities:
    Investment advisory fees                             218             185                   106
    Administration fees                                  109              93                    43
    Shareholder servicing fees                           178             154                    76
    Distribution fees                                      5              --                     7
    Custodian fees                                        48              35                    38
    Other                                                209             212                   194
---------------------------------------------------------------------------------------------------
        Total Liabilities                             24,260          30,955                 2,282
---------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid in capital                                    815,267         682,236               408,088
  Accumulated undistributed/(overdistributed)
  net investment income                                  104              40                  (102)
  Accumulated net realized gain (loss) on
  investments and futures transactions                (4,602)          4,188                  (962)
  Net unrealized appreciation of investments          53,703          41,880                24,053
---------------------------------------------------------------------------------------------------
        Net Assets                                  $864,472        $728,344              $431,077
===================================================================================================
Shares of beneficial interest outstanding
($.001 par value; unlimited number of
shares authorized)
  Class A Shares                                       8,914              --                15,940
  Class B Shares                                       1,163              --                 1,615
  Institutional Class Shares                         121,513          66,366                40,879
Net Asset Value:
  Class A Shares (and redemption price)                $6.57              --              $   7.37
  Class B Shares *                                     $6.58              --                 $7.38
  Institutional Class Shares (and redemption
  price)                                               $6.57          $10.98                 $7.38
Class A Maximum Public Offering Price Per
Share  (net asset value per share/95.5%)               $6.88             --               $   7.72
Cost of Investments                                 $800,290        $705,808              $400,443
===================================================================================================

* Redemption price may be reduced by contigent deferred sales charge.




                       See notes to financial statements.

                                                                    CALIFORNIA
                                                   NEW JERSEY      INTERMEDIATE
                                                    TAX FREE         TAX FREE
                                                   INCOME FUND         FUND
==================================================================================
  ASSETS:
  Investment securities, at value                    $83,756         $23,654
  Cash                                                    --               1
  Other assets                                             1              --
  Receivables:
    Investment securities sold                         1,174             124
    Interest                                             771             295
    Fund shares sold                                      24              --
----------------------------------------------------------------------------------
        Total Assets                                  85,726          24,074
----------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Investment securities purchased                    3,103             368
    Fund shares redeemed                                  --             177
    Dividends                                            274              42
  Accrued liabilities:
    Investment advisory fees                              21              --
    Administration fees                                    8              --
    Shareholder servicing fees                            10              --
    Custodian fees                                        18              13
    Other                                                 66              22
----------------------------------------------------------------------------------
        Total Liabilities                              3,500             622
----------------------------------------------------------------------------------
NET ASSETS:
  Paid in capital                                     76,432          21,735
  Accumulated undistributed/(overdistributed)
  net investment income                                  (66)            186
  Accumulated net realized gain on
  investments and futures transactions                   941              54
  Net unrealized appreciation of investments           4,919           1,477
----------------------------------------------------------------------------------
        Net Assets                                   $82,226         $23,452
----------------------------------------------------------------------------------
Shares of beneficial interest outstanding
($.001 par value; unlimited number of
shares authorized)
  Class A Shares                                          --           2,244
  Institutional Class Shares                           7,960              --
Net Asset Value:
  Class A Shares (and redemption price)                   --          $10.45
  Institutional Class Shares (and redemption
  price)                                              $10.33              --
Class A Maximum Public Offering Price Per
Share  (net asset value per share/95.5%)                  --          $10.94
Cost of Investments                                  $78,837         $22,177
==================================================================================




                       See notes to financial statements.

STATEMENT OF OPERATIONS For the year ended August 31, 2001

(Amounts in Thousands)

                                                                            NEW YORK
                                                         INTERMEDIATE     INTERMEDIATE
                                            TAX FREE       TAX FREE         TAX FREE
                                           INCOME FUND    INCOME FUND     INCOME FUND
===================================================================================================
    INTEREST INCOME:                         $42,795        $34,243        $16,270
===================================================================================================

    EXPENSES:

      Investment advisory fees                 2,420          2,121          1,010
      Administration fees                      1,210          1,061            505
      Shareholder servicing fees               2,017          1,768            841
      Distribution fees                          107             --            153
      Custodian fees                             123            116            119
      Printing and postage                        16             24              9
      Professional fees                           29             34             21
      Registration expenses                       39             30             41
      Transfer agent fees                        104             27            101
      Trustees' fees                             135            105             64
      Other                                       83             47             35
---------------------------------------------------------------------------------------------------
            Total expenses                     6,283          5,333          2,899
---------------------------------------------------------------------------------------------------
      Less amounts waived                        136             --            266
      Less earnings credits                        9              3              3
      Less expense reimbursements                101             76             50
---------------------------------------------------------------------------------------------------
            Net expenses                       6,037          5,254          2,580
---------------------------------------------------------------------------------------------------
              Net investment income           36,758         28,989         13,690
---------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
      Net realized gain (loss) on:
        Investments                            7,517          8,319          2,530
        Futures transactions                  (1,475)          (218)          (180)
      Change in net unrealized appreciation/
      depreciation of:
        Investments                           33,982         25,908         14,889
        Futures contracts                       (276)           (40)            --
===================================================================================================
      Net realized and unrealized gain
      on investments and futures
      transactions                            39,748         33,969         17,239
===================================================================================================
      Net increase in net
      assets from operations                 $76,506        $62,958        $30,929
===================================================================================================




                       See notes to financial statements.

                                                                    CALIFORNIA
                                                   NEW JERSEY      INTERMEDIATE
                                                    TAX FREE         TAX FREE
                                                   INCOME FUND         FUND
===============================================================================
    INTEREST INCOME:                                  $3,908         $  990
===============================================================================

    EXPENSES:

      Investment advisory fees                           237             62
      Administration fees                                119             30
      Shareholder servicing fees                         198             52
      Distribution fees                                   --             52
      Custodian fees                                      78             54
      Printing and postage                                 2              1
      Professional fees                                   32             19
      Registration expenses                               27              4
      Transfer agent fees                                 24             42
      Trustees' fees                                      12              5
      Other                                                8              3
-------------------------------------------------------------------------------
            Total expenses                               737            324
-------------------------------------------------------------------------------
      Less amounts waived                                134            196
      Less earnings credits                                1             --
      Less expense reimbursements                          8              4
-------------------------------------------------------------------------------
            Net expenses                                 594            124
-------------------------------------------------------------------------------
              Net investment income                    3,314            866
-------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
      Net realized gain on:
        Investments                                      730            189
        Futures transactions                             255             13
      Change in net unrealized appreciation/
      depreciation of:
        Investments                                    3,731            719
        Futures contracts                                (40)            (2)
===============================================================================
      Net realized and unrealized gain
      on investments and futures
      transactions                                     4,676            919
===============================================================================
      Net increase in net
      assets from operations                          $7,990         $1,785
===============================================================================




                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS For the year ended August 31,
(Amounts in Thousands)


                                                                                          INTERMEDIATE
                                                               TAX FREE                     TAX FREE
                                                              INCOME FUND                  INCOME FUND
                                                        ---------------------         -------------------
                                                         2001           2000           2001          2000
===============================================================================================================
   INCREASE IN NET ASSETS
   FROM OPERATIONS:
      Net investment income                            $ 36,758       $ 36,498       $ 28,989      $ 31,544
      Net realized gain (loss) on investments and
      futures transactions                                6,042         (8,782)         8,101        (3,903)
      Change in net unrealized appreciation
      of investments and futures contracts               33,706         16,318         25,868        10,143
---------------------------------------------------------------------------------------------------------------
         Increase in net assets from operations          76,506         44,034         62,958        37,784
---------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                             (36,662)       (36,500)       (29,003)      (31,525)
      Net realized gain on investment transactions           --             --             --        (3,807)
         Total distributions to shareholders            (36,662)       (36,500)       (29,003)      (35,332)
---------------------------------------------------------------------------------------------------------------
   Increase (decrease) from capital share
   transactions                                          71,823          1,173            215       (37,025)
---------------------------------------------------------------------------------------------------------------
         Total increase (decrease) in net assets        111,667          8,707         34,170       (34,573)
   NET ASSETS:
      Beginning of period                               752,805        744,098        694,174       728,747
---------------------------------------------------------------------------------------------------------------
      End of period                                    $864,472       $752,805       $728,344      $694,174
===============================================================================================================
                                                                 NEW YORK
                                                               INTERMEDIATE
                                                           TAX FREE INCOME FUND
                                                           --------------------
                                                            2001          2000
=================================================================================
   INCREASE IN NET ASSETS
   FROM OPERATIONS:
      Net investment income                               $ 13,690      $ 12,743
      Net realized gain (loss) on investments and
      futures transactions                                   2,350        (2,145)
      Change in net unrealized appreciation
      of investments and futures contracts                  14,889         5,793
---------------------------------------------------------------------------------
         Increase in net assets from operations             30,929        16,391
---------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                (13,703)      (12,793)
      Net realized gain on investment transactions              --           (83)
         Total distributions to shareholders               (13,703)      (12,876)
---------------------------------------------------------------------------------
   Increase (decrease) from capital share
   transactions                                            137,272       (21,544)
---------------------------------------------------------------------------------
         Total increase (decrease) in net assets           154,498       (18,029)
   NET ASSETS:
      Beginning of period                                  276,579       294,608
---------------------------------------------------------------------------------
      End of period                                       $431,077      $276,579
=================================================================================

                       See notes to financial statements.

                                                                                 NEW JERSEY                   CALIFORNIA
                                                                                  TAX FREE                   INTERMEDIATE
                                                                                INCOME FUND                  TAX FREE FUND
                                                                           ---------------------         -------------------
                                                                             2001          2000           2001          2000
===============================================================================================================================
   INCREASE IN NET ASSETS
   FROM OPERATIONS:
      Net investment income                                               $  3,314      $  3,144      $     866     $     865
      Net realized gain (loss) on investments and futures
       transactions                                                            985            26            202          (148)
      Change in net unrealized appreciation of investments
       and futures contracts                                                 3,691           950            717           739
-------------------------------------------------------------------------------------------------------------------------------
         Increase in net assets from operations                              7,990         4,120          1,785         1,456
-------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                                 (3,314)       (3,149)          (866)         (868)
      Net realized gain on investment transactions                              --            --             --          (217)
-------------------------------------------------------------------------------------------------------------------------------
         Total distributions to shareholders                                (3,314)       (3,149)          (866)       (1,085)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) from capital share transactions                       5,031         3,901          3,204        (2,031)
-------------------------------------------------------------------------------------------------------------------------------
         Total increase (decrease) in net assets                             9,707         4,872          4,123        (1,660)
   NET ASSETS:
      Beginning of period                                                   72,519        67,647         19,329        20,989
-------------------------------------------------------------------------------------------------------------------------------
      End of period                                                        $82,226       $72,519        $23,452       $19,329
===============================================================================================================================

                       See notes to financial statements.

JPMorgan FUNDS
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Select Trust and Mutual Fund Trust (the "Trusts") were organized as Massachusetts business trusts and are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end, non-diversified management investment companies.

Effective February 28, 2001, the following five separate portfolios of the Trusts (collectively, the "Funds") were renamed with the approval of the Board of Trustees of the Trusts:

          NEW NAME                                                                OLD NAME
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Tax Free Income Fund ("TFI")                               Chase Vista Select Tax Free Income Fund
JPMorgan Intermediate Tax Free Income Fund ("ITFI")                 Chase Vista Select Intermediate Tax Free Income Fund
JPMorgan New York Intermediate Tax Free Income Fund ("NYTFI")       Chase Vista Select New York Intermediate Tax Free Income Fund
JPMorgan New Jersey Tax Free Income Fund ("NJTFI")                  Chase Vista Select New Jersey Tax Free Income Fund
JPMorgan California Intermediate Tax Free Fund ("CITF")             Chase Vista California Intermediate Tax Free Fund

TFI, ITFI, NYTFI and NJTFI are each a series of Mutual Fund Select Trust. CITF is a series of Mutual Fund Trust. The Funds offer various classes of shares as follows:

            FUND                                                 CLASSES OFFERED
------------------------------------------------------------------------------------------------------------------------------------
TFI                                                     Class A, Class B, Institutional
ITFI                                                    Institutional
NYTFI                                                   Class A, Class B, Institutional
NJTFI                                                   Institutional
CITF                                                    Class A

Class A Shares generally provide for a front-end sales charge while Class B Shares provide for a contingent deferred sales charge. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing expenses and each class has exclusive voting rights with respect to its distribution and shareholder servicing agreement. No sales charges are assessed with respect to the Institutional Class ("Class I").

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS -- Fixed income securities (other than short-term obligations), including listed issues, are valued using matrix pricing systems of a major dealer in bonds which take in to account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted exchange or over-the-counter prices. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market.

     B. REPURCHASE AGREEMENTS -- It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. If the seller of a repurchase agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral may be delayed or limited.

     C. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for as of the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums and accretion of discounts.

     Purchases of when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund segregates assets with a current value at least equal to the amount of its when-issued or delayed delivery purchase commitments.

     D. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

     The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

     The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The risk of loss associated with a long futures contract is limited to the value of the contract. The investment in short futures contracts subjects the Fund to unlimited risk of loss.

     The Funds invest in U.S. Treasury and/or municipal bond futures contracts as a hedge to modify the duration of the portfolio holdings.

     As of August 31, 2001, the Funds had no futures contracts open.


     E. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

     F. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition--"temporary differences") such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment.

     The following amounts were reclassified within the capital accounts (in thousands):

                                                       ACCUMULATED
                                                     UNDISTRIBUTED/
                                                    (OVERDISTRIBUTED)
                         PAID-IN CAPITAL          NET INVESTMENT INCOME
--------------------------------------------------------------------------------
       TFI                     (5)                        5
       ITFI                    (5)                        5
       NYTFI                   (2)                        2
       NJTFI                   (1)                        1

     The reclassifications relate to non-deductible organization costs.

     G. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses (e.g., transfer agent fees), are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

     H. ORGANIZATION COSTS -- Organization and initial registration costs incurred in connection with establishing each of the Funds, except for CITF, have been deferred and are being amortized on a straight-line basis over a sixty month period beginning with the commencement of operations of each Fund.

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. INVESTMENT ADVISORY FEE -- Each Trust has entered into separate Investment Advisory Agreements, pursuant to which J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") (formerly Chase Fleming Asset Management (USA) Inc., and Chase Asset Management Inc.) acts as the investment adviser to the Funds. JPMFAM is a direct wholly owned subsidiary of J.P. Morgan Chase & Co. As investment adviser, JPMFAM supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of the average daily net assets for each respective Fund. The Adviser (and its predecessors) voluntarily waived fees as outlined in Note 2.F. below.

     Prior to February 22, 2001, The Chase Manhattan Bank ("Chase"), also a direct wholly owned subsidiary of J.P. Morgan Chase & Co., acted as the investment advisor to each Fund, and JPMFAM acted as the investment sub-adviser to each Fund. Pursuant to a Sub-Investment Advisory Agreement between Chase and JPMFAM, JPMFAM was entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% of each Fund's average daily net assets.

     B. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trusts at an annual fee computed daily and paid monthly of 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived fees as outlined in Note 2.F. below.

     The Trustees have approved an increase in the Funds' administration fee. Effective September 10, 2001, the administration fee payable to Chase was increased to 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion.

     C. DISTRIBUTION AND SUB-ADMINISTRATION FEES -- Pursuant to a Distribution and Sub-Administration Agreement, J.P. Morgan Fund Distributors, Inc. (the "Distributor") (formerly Vista Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc.) acts as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trusts, including provid-ing officers, clerical staff and office space for an annual fee computed daily and paid monthly of 0.05% of the average daily net assets of each Fund through September 9, 2001.

     Effective September 10, 2001, BISYS Fund Services, L.P. ("BISYS") has been named as the Funds' Sub-Administrator. For its services as Sub-Administrator, BISYS will receive a portion of the fees payable to Chase as Administrator.

     The Trustees have adopted Distribution Plans for Class A Shares of TFI, NYTFI and CITF, and for Class B Shares of TFI and NYTFI in accordance with Rule 12b-1 under the 1940 Act. There is no Distribution Plan for Institutional Class Shares. The Distribution Plans provide that each Fund shall pay distribution fees at annual rate not to exceed 0.25% of each Fund's average daily net assets for Class A Shares and 0.75% of each Fund's average daily net assets for Class B Shares. The Distributor voluntarily waived fees as outlined in Note 2.F. below.

     D. SHAREHOLDER SERVICING FEES -- The Trusts have adopted an Administrative Services Plan which, among other things, provides that the Trusts on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of each Fund.

     Chase and certain affiliates are the only Shareholder Servicing Agents. The Shareholder Servicing Agents voluntarily waived fees as outlined in Note 2.F. below.

     E. CUSTODIAN AND ACCOUNTING FEES -- Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. Custodian fees are subject to reduction by credits earned by each Fund, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations. The Funds could have invested the cash balances utilized in connection with the earnings credit arrangements in income producing assets if they had not entered into such arrangements.

     F. WAIVERS OF FEES -- For the year ended August 31, 2001, the Funds' vendors voluntarily waived fees for each of the Funds as follows (in thousands):

                         INVESTMENT                             SHAREHOLDER
                          ADVISORY         ADMINISTRATION         SERVICING        DISTRIBUTION
-----------------------------------------------------------------------------------------------
    TFI                     $--                $--                 $  64              $  72
    NYTFI                    --                 98                    61                107
    NJTFI                    --                 32                   102                 --
    CITF                     62                 30                    52                 52

     The Adviser voluntarily reimbursed expenses of the Funds in the amounts as shown on the Statement of Operations.

     G. OTHER -- Certain officers of the Trust are officers of the Distributor or of its parent corporation, BISYS.

     Deferred organization costs are included in Other assets in the Statement of Assets and Liabilities, and amortization of such costs is included in Other expenses in the Statement of Operations.

3. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the year ended August 31, 2001, were as follows (amounts in thousands):

                                   TFI           ITFI            NYTFI         NJTFI        CITF
-------------------------------------------------------------------------------------------------
    Purchases                   $447,841        $301,727       $121,431       $43,564      $9,586
    Sales                        458,466         305,319        102,822        36,374       7,556

4. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securities as of August 31, 2001, are as follows (amounts in thousands):

                                  TFI            ITFI           NYTFI          NJTFI        CITF
--------------------------------------------------------------------------------------------------
    Aggregate cost              $800,290       $705,818       $400,443        $78,837      $22,177
                                --------       --------       --------        -------      -------

    Gross unrealized
       appreciation             $ 54,019       $ 41,870       $ 24,130        $ 4,944      $ 1,477

    Gross unrealized
       depreciation                 (316)            --            (77)           (25)          --
                                --------       --------       --------        -------      -------

    Net unrealized
       appreciation             $ 53,703       $ 41,870       $ 24,053        $ 4,919      $ 1,477
                                ========       ========       ========        =======      =======

As of August 31, 2001, the following Funds have capital loss carryovers which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

                                                                                   EXPIRATION
                                                              AMOUNT                  DATE
------------------------------------------------------------------------------------------------
    TFI                                                     $4,602,375           August 31, 2008
    NYTFI                                                      276,055           August 31, 2007
                                                               686,180           August 31, 2008

During the year ended August 31, 2001, TFI, ITFI, NYTFI, NJTFI and CITF utilized capital loss carryforwards of $133,099, $1,684,817, $578,347, $3,760 and
$103,805 respectively.

5. CONCENTRATION OF CREDIT RISK

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the

United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. NYTFI, CITF and NJTFI primarily invest in issuers in the States of New York, California and New Jersey, respectively. TFI invested approximately 21.0% of its net assets in issuers in New York State. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

6. TRUSTEE COMPENSATION

The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the period from September 1, 2000 to May 15, 2001, included in Trustees Fees in the Statement of Operations were as follows (in thousands):

                                                                                     PENSION
                                                                                     EXPENSES
---------------------------------------------------------------------------------------------
            TFI                                                                         $8
            ITFI                                                                         7
            NYTFI                                                                        3
            NJTFI                                                                        1
            CITF                                                                        --

On February 22, 2001, the Board of Trustees voted to terminate the Plan, effective May 15, 2001, and in furtherance of this determination agreed to pay Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the Chase Vista Funds. The remaining $5.65 million was reimbursed by Chase on May 16, 2001. Certain of the trustees have elected to defer receipt of such amount pursuant to a deferred compensation plan. The amount of the Chase reimbursement and the amounts rolled into the deferred compensation plan are listed below (in thousands):

                                                      CHASE                   DEFERRED
 FUND NAME                                        REIMBURSEMENT         COMPENSATION ROLLOVER
---------------------------------------------------------------------------------------------
 TFI                                                  $101                       $162
 ITFI                                                   76                        121
 NYTFI                                                  50                         79
 NJTFI                                                   8                         13
 CITF                                                    4                          6

7. BANK BORROWINGS

The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The funds have entered into an agreement, enabling them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

The Funds had no borrowings outstanding as of August 31, 2001, nor at any time during the year.

8. REORGANIZATIONS

On February 16, 2001, TFI and NYTFI (the "Acquiring Funds") acquired all the net assets of Chase Vista Tax Free Income Fund ("CVTFI") and Chase Vista New York Tax Free Income Fund ("CVNYTFI") (collectively, the "Target Funds"), respectively, pursuant to Reorganization Plans approved by the Target Funds' shareholders on January 26, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds. Holders of Class A Shares in the Target Funds received Class A Shares in the Acquiring Funds and holders of Class B Shares in the Target Funds received Class B Shares in the Acquiring Funds.

The following is a summary of shares outstanding, net assets, net asset values per share and net unrealized appreciation immediately before and after the reorganization:

                            BEFORE                   AFTER                   BEFORE                 AFTER
                        REORGANIZATION           REORGANIZATION          REORGANIZATION         REORGANIZATION
                  --------------------------     --------------    --------------------------   ---------------
                      CVTFI          TFI              TFI            CVNYTFI         NYTFI           NYTFI
                  ------------  ------------     --------------    ------------  ------------   ---------------
Class A
  Shares             4,211,871                       8,194,617        6,653,356                    10,754,108
  Net Assets      $ 52,784,038                    $ 52,784,038     $ 77,620,280                  $ 77,620,280
  Net Asset
  Value           $      12.53                    $       6.44     $      11.67                  $       7.22

Class B
  Shares               832,033                       1,609,734        1,088,287                     1,754,524
  Net Assets      $ 10,370,788                    $ 10,370,788     $ 12,669,055                  $ 12,669,055
  Net Asset
  Value           $      12.46                    $       6.44     $      11.64                  $       7.22

Class I
  Shares                         122,398,528       122,398,528                     39,361,372      39,361,372
  Net Assets                    $788,020,648      $788,020,648                   $284,263,522    $284,263,522
  Net Asset
  Value                         $       6.44      $       6.44                   $       7.22    $       7.22
Net Unrealized
Appreciation      $  2,198,910  $ 39,531,740      $ 41,730,650     $  2,920,739  $ 13,199,123    $ 16,119,862

9. CORPORATE EVENT

The merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation (renamed J.P. Morgan Chase & Co.), the parent of the Funds' Adviser, JPMFAM, was consummated on December 31, 2000. JPMFAM continues to serve as the Funds' Adviser.

10. SUBSEQUENT EVENTS

Prior to the open of business on September 10, 2001, ITFI, NYTFI and J.P. Morgan California Bond Fund ("CBF") (the "Acquiring Funds") acquired all the net assets of J.P. Morgan Tax Exempt Bond Fund ("TEBF"), J.P. Morgan Institutional Tax Exempt Bond Fund ("ITEBF"), J.P. Morgan New York Tax Exempt Bond Fund ("NYTEBF"), J.P. Morgan Institutional New York Tax Exempt Bond Fund ("INYTEBF") and CITF (collectively, the "Target Funds"), as shown in the tables below, pursuant to the Plan of Reorganization approved by the Target Funds' shareholders on July 3, 2001 and July 25, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds. Shareholders of TEBF and NYTEBF received Select Shares (formerly Institutional Shares) of the Acquiring Funds, shareholders of ITEBF and INYTEBF received Institutional Shares of the Acquiring Funds and holders of Class A Shares in CITF received Class A Shares in CBF.

The following is a summary of Shares Outstanding, Beneficial Interest Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation immediately before and after the Reorganizations:

                                                                 JPMORGAN INTERMEDIATE
                                                          TAX FREE INCOME FUND REORGANIZATION
                                      ---------------------------------------------------------------------------
                                      BENEFICIAL                                       NET ASSET          NET
                                       INTEREST         SHARES                           VALUE        UNREALIZED
                                      OUTSTANDING     OUTSTANDING      NET ASSETS      PER SHARE     APPRECIATION
                                      -----------     -----------    --------------    ---------     ------------
Target Funds
  J.P. Morgan Tax Exempt
    Bond Fund                          29,590,258                    $  353,981,523      $11.96      $ 19,565,844
  J.P. Morgan Institutional
    Tax Exempt Bond Fund               52,587,469                    $  552,679,323      $10.51      $ 23,465,790
Acquiring Fund
  JPMorgan Intermediate
    Tax Free Income Fund                                                                             $ 39,281,252
    Institutional Class
      (Renamed Select)                                 66,353,086    $  725,783,509      $10.94
Post Reorganization
  JPMorgan Intermediate
    Tax Free Income Fund                                                                             $ 82,312,886
    Select Class                                       98,702,216    $1,079,765,032      $10.94
    Institutional Class                                50,520,503    $  552,679,323      $10.94


                                                             JPMORGAN NEW YORK
                                             INTERMEDIATE TAX FREE INCOME FUND REORGANIZATION
                                 -------------------------------------------------------------------------
                                 BENEFICIAL                                      NET ASSET         NET
                                  INTEREST         SHARES                          VALUE       UNREALIZED
                                 OUTSTANDING     OUTSTANDING     NET ASSETS      PER SHARE    APPRECIATION
                                 -----------     -----------    ------------     ---------    ------------
Target Funds
  J.P. Morgan New York
    Tax Exempt Bond Fund          14,665,092                    $159,183,754       $10.85     $  6,079,214
  J.P. Morgan Institutional
    New York Tax Exempt
    Bond Fund                     28,061,630                    $307,395,012       $10.95     $  8,950,542

Acquiring Fund
  JPMorgan New York
    Intermediate Tax Free
    Income Fund                                                                               $ 21,041,190
    Class A                                       16,630,782    $121,763,195       $ 7.32
    Class B                                        1,614,640    $ 11,829,231       $ 7.33
    Institutional Class
      (Renamed Select)                            40,979,532    $300,267,551       $ 7.33

Post Reorganization
  JPMorgan New York
    Intermediate Tax Free
    Income Fund                                                                               $ 36,070,946
    Class A                                       16,630,782    $121,763,195       $ 7.32
    Class B                                        1,614,640    $ 11,829,231       $ 7.33
    Select Class                                  62,687,070    $459,451,305       $ 7.33
    Institutional Class                           41,920,170    $307,395,012       $ 7.33

                                                  JPMORGAN CALIFORNIA BOND FUND REORGANIZATION
                                            --------------------------------------------------------
                                                                           NET ASSET        NET
                                              SHARES                         VALUE       UNREALIZED
                                            OUTSTANDING     NET ASSETS     PER SHARE    APPRECIATION
                                            -----------    ------------    ---------    ------------
Target Funds
  JPMorgan California Intermediate
    Tax Free Fund                                                                        $1,449,626
    Class A                                  2,257,417     $ 23,318,969      $10.33

Acquiring Fund
  J. P. Morgan California Bond Fund                                                      $8,202,064
    Select Class                             2,891,220     $ 31,511,432      $10.90
    Institutional Class                     13,011,529     $139,461,460      $10.72

Post Reorganization
  JPMorgan California Bond Fund                                                          $9,651,690
    Class A                                  2,139,369     $ 23,318,969      $10.90
    Select Class                             2,891,220     $ 31,511,432      $10.90
    Institutional Class                     13,011,529     $139,461,460      $10.72

10. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (amounts in thousands):

TAX FREE INCOME FUND
-----------------------------------------------------------------------------------------------------------
                                              CLASS A                CLASS B                 CLASS I
-----------------------------------------------------------------------------------------------------------
                                        AMOUNT       SHARES    AMOUNT       SHARES     AMOUNT       SHARES
-----------------------------------------------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31, 2001*
-----------------------------------------------------------------------------------------------------------
Shares sold                           $ 46,987       7,317    $  1,544         241    $ 94,888      14,899
Shares issued in connection
  with Fund merger (Note 8)             52,784       8,195      10,371       1,610        --          --
Shares issued in reinvestment
  of distributions                         904         140         105          16          78          12
Shares redeemed                        (43,322)     (6,738)     (4,520)       (704)    (87,996)    (13,775)
-----------------------------------------------------------------------------------------------------------
Net increase in Fund shares
  outstanding                         $ 57,353       8,914    $  7,500       1,163    $  6,970       1,136
===========================================================================================================

                                                         YEAR ENDED AUGUST 31, 2000
-----------------------------------------------------------------------------------------------------------
Shares sold                                                                           $ 94,232      15,513
Shares issued in reinvestment
  of distributions                                                                          55           9
Shares redeemed                                                                        (93,114)    (15,332)
-----------------------------------------------------------------------------------------------------------
Net increase in Fund shares
  outstanding                                                                         $  1,173         190
===========================================================================================================

* For Class A and B Shares, from commencement of offering on February 16, 2001.

INTERMEDIATE TAX FREE INCOME FUND
----------------------------------------------------------------------------------------
                                                                       CLASS I
----------------------------------------------------------------------------------------
                                                                AMOUNT          SHARES
----------------------------------------------------------------------------------------
                                                             YEAR ENDED AUGUST 31, 2001
----------------------------------------------------------------------------------------
Shares sold                                                    $  75,543        7,086
Shares issued in reinvestment of distributions                        51            5
Shares redeemed                                                  (75,379)      (7,081)
----------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                        $     215           10
========================================================================================

                                                             YEAR ENDED AUGUST 31, 2000
----------------------------------------------------------------------------------------
Shares sold                                                    $  66,780        6,521
Shares issued in reinvestment of distributions                     3,806          372
Shares redeemed                                                 (107,611)     (10,502)
----------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                        $ (37,025)      (3,609)
========================================================================================

NEW YORK INTERMEDIATE TAX FREE INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
                                                         CLASS A                   CLASS B                  CLASS I
---------------------------------------------------------------------------------------------------------------------------
                                                  AMOUNT        SHARES      AMOUNT         SHARES    AMOUNT         SHARES
---------------------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED AUGUST 31, 2001*
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                     $  51,962        7,162    $   2,343          324    $  53,130        7,409
Shares issued in connection with
  Fund merger (Note 8)                             77,620       10,754       12,669        1,754         --           --
Shares issued in reinvestment of
  distributions                                     1,193          165          129           18           12            2
Shares redeemed                                   (15,434)      (2,141)      (3,469)        (481)     (42,883)      (5,999)
---------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares
  outstanding                                   $ 115,341       15,940    $  11,672        1,615    $  10,259        1,412
===========================================================================================================================

                                                                           YEAR ENDED AUGUST 31, 2000
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                         $  42,794        6,259
Shares issued in reinvestment of
  distributions                                                                                            89           13
Shares redeemed                                                                                       (64,427)      (9,421)
---------------------------------------------------------------------------------------------------------------------------
Net decrease in Fund shares
  outstanding                                                                                       $ (21,544)      (3,149)
===========================================================================================================================

* For Class A and B Shares, from commencement of offering on February 16, 2001.

NEW JERSEY TAX FREE INCOME FUND
--------------------------------------------------------------------------------------------------
                                                                               CLASS I
--------------------------------------------------------------------------------------------------
                                                                    AMOUNT                SHARES
--------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------------------------
Shares sold                                                        $ 15,530                 1,557
Shares issued in reinvestment of distributions                           13                     1
Shares redeemed                                                     (10,512)               (1,049)
--------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                            $  5,031                   509
==================================================================================================

                                                                     YEAR ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------------------------
Shares sold                                                        $ 12,035                 1,271
Shares issued in reinvestment of distributions                            6                     1
Shares redeemed                                                      (8,140)                 (862)
--------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                           $   3,901                   410
==================================================================================================

CALIFORNIA INTERMEDIATE TAX FREE FUND
--------------------------------------------------------------------------------------------------
                                                                               CLASS A
--------------------------------------------------------------------------------------------------
                                                                    AMOUNT                SHARES
--------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------------------------
Shares sold                                                         $ 5,854                   572
Shares issued in reinvestment of distributions                          421                    41
Shares redeemed                                                      (3,071)                 (303)
--------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                             $ 3,204                   310
==================================================================================================

                                                                     YEAR ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------------------------
Shares sold                                                         $   653                    67
Shares issued in reinvestment of distributions                          591                    61
Shares redeemed                                                      (3,275)                 (338)
--------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                             $(2,031)                 (210)
==================================================================================================

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS

                                                                             TAX FREE INCOME FUND @
                                               ----------------------------------------------------------------------------

                                                CLASS A     CLASS B                    INSTITUTIONAL CLASS
                                                -------     -------    ----------------------------------------------------
                                               2/16/01^    2/16/01^                    YEAR ENDED                   1/1/97*
                                                THROUGH     THROUGH    ----------------------------------------     THROUGH
                                                8/31/01     8/31/01    8/31/01   8/31/00     8/31/99    8/31/98     8/31/97
                                                -------     -------    -------   -------     -------    -------     -------
Per share operating performance:
Net asset value, beginning of period            $  6.44    $  6.44    $  6.25    $  6.19    $  6.60     $  6.45    $  6.39
                                                -------    -------    -------    -------    -------     -------    -------
Income from investment operations:
  Net investment income                            0.15       0.12       0.29       0.30       0.34        0.35       0.24
  Net gains or losses in securities (both
    realized and unrealized)                       0.13       0.14       0.32       0.06      (0.37)       0.21       0.06
                                                -------    -------    -------    -------    -------     -------    -------
    Total from investment operations               0.28       0.26       0.61       0.36      (0.03)       0.56       0.30
                                                -------    -------    -------    -------    -------     -------    -------
Less distributions:
  Dividends from net investment income             0.15       0.12       0.29       0.30       0.34        0.35       0.24
  Distributions from capital gains                   --         --         --         --       0.04        0.06         --
                                                -------    -------    -------    -------    -------     -------    -------
    Total distributions                            0.15       0.12       0.29       0.30       0.38        0.41       0.24
                                                -------    -------    -------    -------    -------     -------    -------
Net asset value, end of period                  $  6.57    $  6.58    $  6.57    $  6.25    $  6.19     $  6.60    $  6.45
                                                =======    =======    =======    =======    =======     =======    =======
Total return(1)                                    4.46%      4.13%     10.00%      6.11%     (0.63%)      8.99%      4.86%
Ratios/supplemental data:
  Net assets, end of period (millions)          $    59    $     7    $   798    $   753    $   744     $   761    $   677
Ratios to average net assets:#
  Expenses                                         0.75%      1.64%      0.74%      0.57%      0.03%       0.02%      0.02%
  Net investment income                            4.55%      3.66%      4.56%      4.98%      5.25%       5.39%      5.73%
  Expenses without waivers, reimbursements
    and earnings credits                           1.23%      1.74%      0.76%      0.66%      0.50%       0.50%      0.49%
  Net investment income without waivers,
    reimbursements and earnings credits            4.07%      3.56%      4.54%      4.89%      4.78%       4.91%      5.26%
Portfolio turnover rate                              57%        57%        57%        35%        39%         47%        48%
------------------------------------------------------------------------------------------------------------------------------

  @ Formerly Chase Vista Select Tax Free Income Fund.
  * Commencement of operations.
  ^ Commencement of offering of class of shares.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                        INTERMEDIATE TAX FREE INCOME FUND @
                                             --------------------------------------------------------
                                                                INSTITUTIONAL CLASS
                                             --------------------------------------------------------
                                                             YEAR ENDED                      1/1/97*
                                             ------------------------------------------      THROUGH
                                             8/31/01    8/31/00     8/31/99     8/31/98      8/31/97
                                             -------    -------     -------     -------      -------
Per share operating performance:
Net asset value, beginning of period         $ 10.46    $ 10.42    $ 10.93     $ 10.85       $ 10.75
                                             -------    -------    -------     -------       -------
Income from investment operations:
  Net investment income                         0.44       0.46       0.52        0.56          0.39
  Net gains or losses in securities (both
    realized and unrealized)                    0.52       0.10      (0.39)       0.29          0.10
                                             -------    -------    -------     -------       -------
    Total from investment operations            0.96       0.56       0.13        0.85          0.49
                                             -------    -------    -------     -------       -------
Less distributions:
  Dividends from net investment income          0.44       0.46       0.52        0.56          0.39
  Distributions from capital gains                --       0.06       0.12        0.21            --
                                             -------    -------    -------     -------       -------
    Total distributions                         0.44       0.52       0.64        0.77          0.39
                                             -------    -------    -------     -------       -------

Net asset value, end of period               $ 10.98    $ 10.46    $ 10.42     $ 10.93       $ 10.85
                                             =======    =======    =======     =======       =======
Total return                                    9.35%      5.54%      1.15%       8.08%         4.58%
Ratios/supplemental data:
  Net assets, end of period (millions)       $   728    $   694    $   729     $   717       $   631
Ratios to average net assets:#
  Expenses                                      0.74%      0.57%      0.03%       0.02%         0.02%
  Net investment income                         4.10%      4.49%      4.81%       5.10%         5.40%
  Expenses without waivers, reimbursements
    and earnings credits                        0.75%      0.66%      0.50%       0.50%         0.50%
  Net investment income without waivers,
    reimbursements and earnings credits         4.09%      4.40%      4.34%       4.62%         4.92%
Portfolio turnover rate                           43%        60%        62%         71%           60%
-----------------------------------------------------------------------------------------------------

  @ Formerly Chase Vista Select Intermediate Tax Free Income Fund.
  * Commencement of operations.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                         NEW YORK INTERMEDIATE TAX FREE INCOME FUND @
                                           --------------------------------------------------------------------------
                                           CLASS A     CLASS B                  INSTITUTIONAL CLASS
                                           -------     -------   ----------------------------------------------------
                                           2/16/01^    2/16/01^                 YEAR ENDED                    1/1/97*
                                           THROUGH     THROUGH   -----------------------------------------    THROUGH
                                           8/31/01     8/31/01   8/31/01    8/31/00    8/31/99     8/31/98    8/31/97
                                           -------     -------   -------    -------    -------     -------    -------
Per share operating performance:
Net asset value, beginning of period       $  7.22    $  7.22    $  7.01    $  6.91    $  7.29     $  7.15    $  7.09
                                           -------    -------    -------    -------    -------     -------    -------
Income from investment operations:
  Net investment income                       0.15       0.12       0.29       0.31       0.35        0.37       0.26
  Net gains or losses in securities (both
    realized and unrealized)                  0.15       0.16       0.37       0.10      (0.31)       0.21       0.06
                                           -------    -------    -------    -------    -------     -------    -------
    Total from investment operations          0.30       0.28       0.66       0.41       0.04        0.58       0.32
                                           -------    -------    -------    -------    -------     -------    -------
Less distributions:
  Dividends from net investment income        0.15       0.12       0.29       0.31       0.35        0.37       0.26
  Distributions from capital gains              --         --         --         --       0.07       0.07          --
                                           -------    -------    -------    -------    -------     -------    -------
    Total distributions                       0.15       0.12       0.29       0.31       0.42        0.44       0.26
                                           -------    -------    -------    -------    -------     -------    -------
Net asset value, end of period             $  7.37    $  7.38    $  7.38    $  7.01    $  6.91     $  7.29    $  7.15
                                           =======    =======    =======    =======    =======     =======    =======
Total return(1)                               4.26%      3.91%      9.68%      6.13%      0.38%       8.37%      4.62%
Ratios/supplemental data:
  Net assets, end of period (millions)     $   117    $    12    $   302    $   277    $   295     $   283    $   235
Ratios to average net assets:#
  Expenses                                    0.75%      1.64%      0.75%      0.58%      0.04%       0.03%      0.03%
  Net investment income                       4.10%      3.21%      4.10%      4.48%      4.85%       5.08%      5.52%
  Expenses without waivers, reimbursements
    and earnings credits                      1.21%      1.72%      0.79%      0.70%      0.53%       0.53%      0.53%
  Net investment income without waivers,
    reimbursements and earnings credits       3.64%      3.13%      4.06%      4.36%      4.36%       4.58%      5.02%
Portfolio turnover rate                         33%        33%        33%        46%        39%         66%        32%
----------------------------------------------------------------------------------------------------------------------

  @ Formerly Chase Vista Select New York Intermediate Tax Free Income Fund.
  * Commencement of operations.
  ^ Commencement of offering of class of shares.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  # Short periods have been annualized.

                         See notes to financial statements.

                                                            NEW JERSEY TAX FREE INCOME FUND @
                                             ------------------------------------------------------------
                                                                   INSTITUTIONAL CLASS
                                             ------------------------------------------------------------
                                                                YEAR ENDED                        1/1/97*
                                             -----------------------------------------------      THROUGH
                                             8/31/01       8/31/00      8/31/99      8/31/98      8/31/97
                                             -------       -------      -------      -------      -------
Per share operating performance:
Net asset value, beginning of period         $ 9.73        $ 9.61        $10.24       $10.04      $ 9.99
                                             ------        ------        ------       ------      ------
Income from investment operations:
  Net investment income                        0.42          0.44          0.49         0.52        0.37
  Net gains or losses in securities (both
    realized and unrealized)                   0.60          0.12         (0.45)        0.24        0.05
                                             ------        ------        ------       ------      ------
    Total from investment operations           1.02          0.56          0.04         0.76        0.42
                                             ------        ------        ------       ------      ------
Less distributions:
  Dividends from net investment income         0.42          0.44          0.49         0.52        0.37
  Distributions from capital gains                           --            --           0.18        0.04
                                             ------        ------        ------       ------      ------
    Total distributions                        0.42          0.44          0.67         0.56        0.37
                                             ------        ------        ------       ------      ------
Net asset value, end of period               $10.33        $ 9.73        $ 9.61       $10.24      $10.04
                                             ======        ======        ======       ======      ======
Total return                                  10.69%         6.08%         0.37%        7.82%       4.20%
Ratios/supplemental data:
  Net assets, end of period (millions)       $   82        $   73        $   68       $   71      $   64
Ratios to average net assets:#
  Expenses                                     0.75%         0.59%        0.04%         0.02%       0.02%
  Net investment income                        4.18%         4.67%        4.94%         5.16%       5.52%
  Expenses without waivers, reimbursements
    and earnings credits                       0.93%         0.82%        0.63%         0.63%       0.57%
  Net investment income without waivers,
    reimbursements and earnings credits        4.00%         4.44%        4.35%         4.55%       4.97%
Portfolio turnover rate                          48%           48%          24%           60%         14%
---------------------------------------------------------------------------------------------------------

  @ Formerly Chase Vista Select New Jersey Tax Free Income Fund.
  * Commencement of operations.
  # Short periods have been annualized.


                       See notes to financial statements.

                                                     CALIFORNIA INTERMEDIATE TAX FREE FUND @
                                              -------------------------------------------------------
                                                                     CLASS A
                                              -------------------------------------------------------
                                                                    YEAR ENDED
                                              -------------------------------------------------------
                                              8/31/01     8/31/00     8/31/99     8/31/98     8/31/97
                                              -------     -------     -------     -------     -------
Per share operating performance:
Net asset value, beginning of period          $ 10.00     $  9.79     $ 10.29     $ 10.07     $  9.81
                                              -------     -------     -------     -------     -------
Income from investment operations:
  Net investment income                          0.43        0.42        0.41        0.45        0.46
  Net gains or losses in securities (both
    realized and unrealized)                     0.45        0.31       (0.37)       0.32        0.26
                                              -------     -------     -------     -------     -------
    Total from investment operations             0.88        0.73        0.04        0.77        0.72
                                              -------     -------     -------     -------     -------
Less distributions:
  Dividends from net investment income           0.43        0.42        0.41        0.45        0.33
  Distributions from capital gains               --          0.10        0.13        0.10        0.13
                                              -------     -------     -------     -------     -------
    Total distributions                          0.43        0.52        0.54        0.55        0.46
                                              -------     -------     -------     -------     -------
Net asset value, end of period                $ 10.45     $ 10.00     $  9.79     $ 10.29     $ 10.07
                                              =======     =======     =======     =======     =======
Total return(1)                                  8.98%       7.83%       0.28%       7.81%       7.46%
Ratios/supplemental data:
  Net assets, end of period (millions)        $    23     $    19     $    21     $    24     $    26
Ratios to average net assets:#
  Expenses                                       0.60%       0.60%       0.60%       0.60%       0.60%
  Net investment income                          4.20%       4.35%       3.99%       4.38%       4.65%
  Expenses without waivers, reimbursements
    and earnings credits                         1.57%       1.55%       1.46%       1.44%       1.33%
  Net investment income without waivers,
    reimbursements and earnings credits          3.23%       3.40%       3.13%       3.54%       3.92%
Portfolio turnover rate                            39%        116%        111%         44%         66%
------------------------------------------------------------------------------------------------------

  @ Formerly Chase Vista California Intermediate Tax Free Fund.
(1) Total return figures do not include the effect of any front-end sales load. # Short periods have been annualized.

                       See notes to financial statements.

                                                                  JPMORGAN FUNDS
                                               REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of Mutual
Fund Select Trust and Mutual Fund Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Tax Free Income Fund, JPMorgan New York Intermediate Tax Free Income Fund, JPMorgan New Jersey Tax Free Income Fund, JPMorgan Intermediate Tax Free Income Fund and JPMorgan California Intermediate Tax Free Fund (separate portfolios of Mutual Fund Select Trust and Mutual Fund Trust, hereafter referred to as the "funds") at August 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
October 17, 2001

JPMORGAN FUNDS
SPECIAL MEETING OF SHAREHOLDERS  (unaudited)

A Special Meeting of Shareholders was held on January 26, 2001 at One Chase Square, Rochester, New York 14643 for purposes of approving an Agreement and Plan of Reorganization (the "Reorganization Plan") between Chase Vista Select New York Intermediate Tax Free Income Fund and Chase Vista Select Tax Free Income Fund (the "acquiring funds"), both a series of Mutual Fund Select Trust and Chase Vista New York Tax Free Income Fund and Chase Vista Tax Free Income Fund (the "acquired funds"), both a series of Mutual Fund Trust. Under the Reorganization Plan, the acquired funds would transfer all of their asset and liabilities to the acquiring funds in a tax-free reorganization. In exchange, shareholders of the acquired funds would receive shares of the acquiring funds with a value equal to their respective holdings in the acquired funds. A majority of shareholders of Chase Vista New York Tax Free Income Fund and Chase Vista Tax Free Income Fund, respectively, approved the Reorganization Plan by the following votes:

                             CHASE VISTA NEW YORK    CHASE VISTA TAX FREE
                             TAX FREE INCOME FUND         INCOME FUND
--------------------------------------------------------------------------------
For                              3,823,042               2,529,246
Against                            346,885                  58,795
Abstain                            149,156                  74,968

A Special Meeting of Shareholders was held on July 3, 2001 and July 25, 2001 at 1211 Avenue of the Americas, New York, New York 10036 for purposes of approving an Agreement and Plan of Reorganization (the "Reorganization Plan") between the following series of Mutual Fund Select Trust, Mutual Fund Trust, J.P. Morgan Funds, J.P. Morgan Institutional Funds and J.P. Morgan Series Trust:

    ACQUIRING FUND:                                    TARGET FUND(S):
--------------------------------------------------------------------------------------------
JPMorgan Intermediate Tax Free Income Fund     J.P. Morgan Tax Exempt Bond Fund
                                               J.P. Morgan Institutional Tax Exempt
                                                 Bond Fund
JPMorgan New York Intermediate Tax             J.P. Morgan New York Tax Exempt Bond Fund
  Free Income Fund                             J.P. Morgan Institutional New York Tax Exempt
                                                 Bond Fund
J.P. Morgan California Bond Fund               JPMorgan California Intermediate Tax
                                                 Free Fund

Under the Reorganization Plan, the Target Funds would transfer all of their asset and liabilities to the Acquiring Funds in a tax-free reorganization. In exchange, shareholders of the Target Funds would receive shares of the Acquiring Funds with a value equal to their respective holdings in the Target Funds. A majority of shareholders of the J.P. Morgan Tax Exempt Bond Fund, J.P. Morgan Institutional Tax Exempt Bond Fund, J.P. Morgan New York Tax Exempt Bond Fund, J.P. Morgan Institutional New York Tax Exempt Bond Fund and J.P. Morgan California

Intermediate Tax Free Fund, respectively, approved the Reorganization Plan by the following votes:

                               J.P. MORGAN TAX    J.P. MORGAN INSTITUTIONAL TAX
                               EXEMPT BOND FUND        EXEMPT BOND FUND
--------------------------------------------------------------------------------
For                            200,173,087                 314,871,321
Against                          3,642,480                   2,440,143
Abstain                          4,657,740                     341,233

                               J.P. MORGAN NEW YORK       J.P. MORGAN
                                    TAX EXEMPT        INSTITUTIONAL NEW YORK
                                     BOND FUND         TAX EXEMPT BOND FUND
--------------------------------------------------------------------------------
For                             79,423,633                 128,913,428
Against                          2,299,866                     337,672
Abstain                          1,457,629                     259,372

                               JPMORGAN CALIFORNIA
                           INTERMEDIATE TAX FREE FUND
--------------------------------------------------------------------------------
For                              1,262,724
Against                              6,718
Abstain                             27,685

A Special Meeting of Shareholders was held on July 3, 2001 and July 25, 2001 at 1211 Avenue of the Americas, New York, New York 10036 for purposes of approving the election of eight Trustees. A majority of shareholders of Mutual Fund Select Trust and JPMorgan California Intermediate Tax Free Fund, respectively, approved the election of each Trustee by the following votes:

MUTUAL FUND SELECT TRUST:

                                AFFIRMATIVE            NEGATIVE
--------------------------------------------------------------------------------
William J. Armstrong            214,421,197             1,809,368
Roland R. Eppley                214,024,223             2,206,342
Ann Maynard Gray                214,421,865             1,808,700
Matthew Healey                  214,419,997             1,810,568
Fergus Reid, III                214,022,426             2,208,139
James J. Schonbachler           214,421,865             1,808,700
Leonard M. Spalding, Jr.        214,420,959             1,809,606
H. Richard Vartabedian          214,413,522             1,817,043

JPMORGAN CALIFORNIA INTERMEDIATE TAX FREE FUND:

                                  AFFIRMATIVE            NEGATIVE
-------------------------------------------------------------------------------
William J. Armstrong               1,404,119              17,810
Roland R. Eppley                   1,400,984              20,945
Ann Maynard Gray                   1,404,119              17,810
Matthew Healey                     1,404,119              17,810
Fergus Reid, III                   1,404,119              17,810
James J. Schonbachler              1,400,984              20,945
Leonard M. Spalding, Jr.           1,404,119              17,810
H. Richard Vartabedian             1,400,984              20,945

TAX LETTER (UNAUDITED)

JPMORGAN TAX FREE INCOME FUND (TFI)
JPMORGAN INTERMEDIATE TAX FREE INCOME FUND (ITFI)
JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND (NYTFI)
JPMORGAN NEW JERSEY TAX FREE INCOME FUND (NJTFI)
JPMORGAN CALIFORNIA INTERMEDIATE TAX FREE FUND ("CITF")

Certain tax information regarding the JPMorgan Mutual Funds is required to be provided to shareholders based upon the Funds income and distributions for the taxable year ended August 31, 2001. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2001. The information necessary to complete your income tax returns for the calendar year ending December 31, 2001 will be received under separate cover.

For the fiscal year ended August 31, 2001:

- The dividends paid from net investment income are 99.93%, 100.00%, 99.96%, 100.00% and 100.00% exempt from Federal income tax for TFI, ITFI, NYTFI, NJTFI and CITF, respectively.

- For shareholders who are subject to the Alternative Minimum Tax, the percentage of income from private activity bonds issued after August 7, 1986, which may be considered a tax preference item, was 6.31%, 4.67%, 3.17%, 7.78% and 2.54% for TFI, ITFI, NYTFI, NJTFI and CITF, respectively.

This page intentionally left blank.

JPMorgan
FAMILY OF FUNDS

U.S. EQUITY FUNDS
Balanced Fund
Capital Growth Fund
Core Equity Fund
Disciplined Equity Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Growth Fund II
Equity Income Fund
The Growth Fund of Washington
Large Cap Growth Fund
Market Neutral Fund
Mid Cap Value Fund
Small Cap Growth Fund
SmartIndex(TM) Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund

SELECT FUNDS
Select Balanced Fund
Select Equity Income Fund
Select Growth & Income Fund
Select Large Cap Equity Fund
Select Large Cap Growth Fund
Select Mid Cap Equity Fund
Select Small Cap Equity Fund

TAX AWARE FUNDS
Fleming Tax Aware International
    Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Small Company
    Opportunities Fund
Tax Aware U.S. Equity Fund

INTERNATIONAL EQUITY FUNDS
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming Japan Fund

SPECIALTY FUNDS
Focus Fund
Global 50 Fund
Global Healthcare Fund
H&Q IPO & Emerging Company Fund
H&Q Technology Fund

FIXED INCOME FUNDS
Bond Fund
Bond Fund II
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Intermediate Bond Fund
Short-Term Bond Fund
Short-Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free
    Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities
 Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

ANNUAL REPORT

INVESTMENT ADVISER
JPMorgan Fleming Asset
Management

ADMINISTRATOR,
SHAREHOLDER AND
FUND SERVICING AGENT
AND CUSTODIAN
The Chase Manhattan Bank

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Simpson Thacher & Bartlett

INDEPENDENT
ACCOUNTANTS
PricewaterhouseCoopers LLP

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

                      JPMorgan Funds Fulfillment Center
                              393 Manley Street
                       West Bridgewater, MA 02379-1039

     (C)J.P. Morgan Chase & Co., 2001  All Rights Reserved. October 2001

                                                                      AN-TF-1001